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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.6%
CALIFORNIA — 90.3%
CA ABAG Finance Authority for Nonprofit Corporations
	Miramar Apartments,
	Series 2000 A, AMT,
	0.900% 03/15/33(a)	15,000,000	15,000,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products
	1.170% 06/01/19(b)	5,740,000	5,740,000
CA Access to Loans for Learning Student Loan Corp.
	Series 2001 A-1, AMT,
	SPA: DEPFA Bank PLC
	7.250% 07/01/12(b)	20,000,000	20,000,000
	Series 2001 A-2, AMT,
	SPA: DEPFA Bank PLC
	7.250% 07/01/34(b)	6,500,000	6,500,000
	Series 2004 A-8, AMT,
	SPA: DEPFA Bank PLC
	7.250% 01/01/39(b)	38,300,000	38,300,000
	Series 2004 A-9, AMT,
	SPA: DEPFA Bank PLC
	7.250% 01/01/39(b)	15,750,000	15,750,000
CA Affordable Housing Agency
	RHA Properties,
	Series 2003 A,
	LIQ FAC: FNMA
	0.650% 09/15/33(b)	8,630,000	8,630,000
CA Alameda County Industrial Development Authority
	Jeta LLC,
	Series 2004 A, AMT,
	LOC: Comerica Bank
	1.500% 04/01/34(b)	1,000,000	1,000,000
	OZ Enterprises LLC,
	Series 2005, AMT,
	LOC: Comerica Bank
	1.500% 08/01/35(b)	4,250,000	4,250,000
	Segale Family Trust,
	Series 2002, AMT,
	LOC: Bank of the West
	1.500% 10/01/32(b)	2,140,000	2,140,000
	York Fabrication, Inc.,
	Series 1996 A, AMT,
	LOC: Bank of the West
	LOC: BNP Paribas
	1.150% 11/01/26(b)	5,000,000	5,000,000
CA Alameda Public Financing Authority
	Series 2003 A,
	LOC: Union Bank of CA N.A.,
	LOC: California State Teachers’ Retirement System
	0.400% 12/01/33(b)	5,970,000	5,970,000
CA Anaheim Public Financing Authority
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	1.180% 10/01/37(b)	4,175,000	4,175,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA BB&T Municipal Trust
	Series 2007,
	Insured: FGIC,
	LOC: Branch Banking & Trust
	0.910% 09/01/26(b)	9,065,000	9,065,000
CA Central Basin Municipal Water District
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	0.520% 08/01/21(b)	3,545,000	3,545,000
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 B,
	LOC: Dexia Credit Local
	4.100% 06/01/32(b)	11,000,000	11,000,000
CA Coast Community College District
	Series 2008,
	LIQ FAC: Wells Fargo Bank N.A.
	0.850% 08/01/32(b)	4,850,000	4,850,000
CA Contra Costa County
	Multi-Family Housing:
	Delta Square - Oxford LP,
	Series 1999 - H,
	LIQ FAC: FNMA
	1.110% 10/15/29(b)	10,355,000	10,355,000
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	1.050% 07/01/47(b)	12,495,000	12,495,000
CA Contra Costa Water District
	0.950% 01/06/09	3,500,000	3,500,000
CA Corona
	Multi-Family Housing,
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.600% 02/01/25(b)	5,935,000	5,935,000
CA Covina Redevelopment Agency
	Shadowhills Apartments, Inc.,
	Series 1994 A,
	LIQ FAC: FNMA
	0.600% 12/01/15(b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	0.600% 10/15/29(a)	6,700,000	6,700,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.500% 05/01/22(b)	44,185,000	44,185,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2002 B-2,
	LOC: BNP Paribas
	0.650% 05/01/22(b)	1,000,000	1,000,000
	Series 2002 B-6,
	LOC: State Street Bank & Trust Co.
	0.530% 05/01/22(b)	9,000,000	9,000,000
	Series 2002 C-15,
	LOC: Bank of Nova Scotia
	0.500% 05/01/22(b)	56,655,000	56,655,000
	Series 2002 C-4,
	LOC: JPMorgan Chase Bank,
	LOC: California State Teachers’ Retirement System
	0.450% 05/01/22(b)	26,400,000	26,400,000
	Series 2008 I-1,
	LOC: Allied Irish Bank PLC
	0.500% 05/01/22(b)	4,725,000	4,725,000
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank
	LOC: Societe Generale
	0.700% 05/01/20(b)	81,240,000	81,240,000
	Series 2008,
	LIQ FAC: Citibank NA
	1.120% 12/01/29(b)	3,840,000	3,840,000
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.920% 08/01/32(b)	10,520,000	10,520,000
	0.920% 09/01/36(b)	58,765,000	58,765,000
	0.930% 08/01/28(b)	5,585,000	5,585,000
	0.930% 08/01/29(b)	16,385,000	16,385,000
	0.930% 08/01/31(b)	7,130,000	7,130,000
	0.930% 08/01/32(b)	7,240,000	7,240,000
	0.930% 08/01/35(b)	5,230,000	5,230,000
	0.930% 08/01/36(b)	5,365,000	5,365,000
	0.930% 09/01/37(b)	8,900,000	8,900,000
	0.930% 09/01/38(b)	9,055,000	9,055,000
	0.940% 06/01/27(b)	10,845,000	10,845,000
	0.940% 06/01/28(b)	17,030,000	17,030,000
	0.940% 12/01/30(b)	38,360,000	38,360,000
	0.940% 09/01/31(b)	13,460,000	13,460,000
	0.940% 02/01/37(b)	17,345,000	17,345,000
	0.940% 06/01/47(b)	32,985,000	32,985,000
	1.030% 08/01/23(b)	2,905,000	2,905,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.850% 07/01/35(b)	27,715,000	27,715,000
	GTY AGMT: Deutsche Bank AG:
	0.850% 09/01/29(b)	1,025,000	1,025,000
	0.850% 08/01/31(b)	8,541,000	8,541,000
	0.850% 07/01/32(b)(c)	25,090,000	25,090,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.850% 08/01/32(b)(c)	1,815,000	1,815,000
	0.850% 06/01/35(b)	1,645,000	1,645,000
	0.850% 07/01/39(b)(c)	4,095,000	4,095,000
	0.880% 11/01/38(b)	2,710,000	2,710,000
	LIQ FAC: Deutsche Bank AG:
	0.850% 07/01/31(b)	1,105,000	1,105,000
	0.850% 02/01/38(b)	5,890,000	5,890,000
	SPA: Deutsche Bank AG
	0.920% 04/01/48(b)(c)	6,495,000	6,495,000
CA Duarte Redevelopment Agency
	Certificates of Participation
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.570% 12/01/19(b)	7,000,000	7,000,000
	Certificates of Participation
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.570% 12/01/19(b)	5,000,000	5,000,000
CA Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.800% 10/01/34(b)	5,310,000	5,310,000
	Series 2007,
	LOC: U.S. Bank N.A.,
	0.800% 09/01/33(b)	47,535,000	47,535,000
CA Educational Facilities Authority
	3.500% 01/15/09	1,300,000	1,300,000
	4.000% 12/11/08	5,200,000	5,200,000
	Life Chiropractic College,
	Series 1999,
	LOC: Bank of the West
	0.830% 01/01/25(b)	6,000,000	6,000,000
	Series 2000 A,
	LIQ FAC: Societe Generale
	1.000% 10/01/27(b)	14,275,000	14,275,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products:
	1.010% 09/15/39(b)	5,695,000	5,695,000
	1.020% 03/15/26(b)(c)	5,980,000	5,980,000
CA El Dorado Irrigation District & El Dorado Water Agency
	Series 2008 AD,
	LOC: Dexia Credit Local
	3.600% 03/01/36(b)	79,450,000	79,450,000
CA Fremont
	Certificate of Participation,
	Series 2008,
	LOC: Allied Irish Bank PLC
	0.650% 08/01/38(b)	6,300,000	6,300,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Series 2001 A,
	LIQ FAC: FNMA
	0.600% 02/15/31(b)	4,995,000	4,995,000
CA Golden Gate Bridge Highway
	1.420% 12/11/08	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.110% 06/01/35(b)	31,800,000	31,800,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	1.900% 06/01/45(b)	22,875,000	22,875,000
CA Golden West Schools Financing Authority
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.100% 09/01/24(b)	5,655,000	5,655,000
CA Hayward
	Multi-Family Housing,
	Santa Clara Associates LLC,
	Series 1998 A, AMT,
	LIQ FAC: FNMA
	0.900% 03/15/33(b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
	Series 2006 C,
	0.450% 06/01/41(a)	93,300,000	93,300,000
	Series 2008 C,
	LOC: Union Bank of CA N.A.
	0.550% 10/01/31(b)	8,350,000	8,350,000
	Series 2008 F,
	LOC: Northern Trust Co.
	0.520% 10/01/31(b)	3,890,000	3,890,000
CA Housing Finance Agency
	Series 2002 M, AMT,
	SPA: Bank of Nova Scotia
	0.800% 02/01/25(b)	3,060,000	3,060,000
	Series 2006 C, AMT,
	SPA: Calyon Bank
	0.900% 08/01/37(b)	15,000,000	15,000,000
	Series 2006 F, AMT,
	SPA: Fortis Bank S.A.:
	1.200% 08/01/40(b)	57,550,000	57,550,000
	1.200% 02/01/41(b)	16,800,000	16,800,000
	Series 2007 K, AMT,
	SPA: KBC Bank N.V.
	0.900% 08/01/37(b)	1,700,000	1,700,000
	Series 2008 C, AMT,
	LIQ FAC: Bank of New York
	0.850% 08/01/41(b)	43,520,000	43,520,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	LIQ FAC: FNMA
	0.600% 08/01/26(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
	American National Red Cross,
	Series 2008,
	LOC: U.S. Bank NA
	0.500% 09/01/34(b)	9,000,000	9,000,000
	Buck Institute for Age Research,
	Series 2001,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.300% 11/15/37(b)	37,600,000	37,600,000
	California Academy Sciences,
	Series 2008 B,
	LOC: Allied Irish Bank PLC
	0.500% 09/01/38(b)	1,500,000	1,500,000
	J Paul Getty Trust,
	Series 2007 B,
	0.750% 04/01/33(a)	13,300,000	13,300,000
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	0.500% 09/01/37(b)	1,100,000	1,100,000
	Pacific Gas & Electric Co.,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.800% 11/01/26(b)	24,750,000	24,750,000
	San Fransisco Ballet Association
	Series 2008,
	LOC: Allied Irish Banks PLC
	0.500% 08/01/38(b)	1,680,000	1,680,000
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.400% 09/01/28(b)	4,715,000	4,715,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	1.000% 08/01/28(b)	2,020,000	2,020,000
CA Irvine Improvement Bond Act 1915
	Series 2005 A,
	LOC: KBC Bank N.V.
	0.700% 09/02/30(b)	15,285,000	15,285,000
CA Loma Linda Hospital Revenue
	Series 2007 B-1,
	LOC: Union Bank of CA N.A.
	0.500% 12/01/37(b)	31,200,000	31,200,000
CA Los Angeles Community Redevelopment Agency
	Forest City Southpark, Multi-Family Housing Revenue,
	Series 1985,
	LIQ FAC: FNMA
	0.600% 12/15/24(b)	5,485,000	5,485,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Los Angeles County Community Development Commission
	Willowbrook Partnership,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.600% 11/01/15(b)	4,300,000	4,300,000
CA Los Angeles County Metropolitan Transportation Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products, Inc.
	1.240% 07/01/34(b)	9,670,000	9,670,000
CA Los Angeles Department of Airports
	Series 2002 C-1,
	LOC: BNP Paribas
	0.700% 05/15/20(b)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
	Series 2001 B-2,
	0.500% 07/01/34(a)	53,975,000	53,975,000
	Series 2001 B-5,
	0.400% 07/01/34(a)	30,000,000	30,000,000
	Series 2002 A-2,
	0.550% 07/01/35(a)	25,700,000	25,700,000
	Series 2002 A-5:
	0.350% 07/01/35(a)	27,400,000	27,400,000
	0.500% 07/01/34(a)	5,850,000	5,850,000
	Series 2002 A-6,
	0.550% 07/01/35(a)	28,700,000	28,700,000
	Series 2002 A-8,
	0.550% 07/01/35(a)	5,200,000	5,200,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.380% 07/01/30(b)	10,000,000	10,000,000
	Series 2008 II,
	LIQ FAC: Citibank N.A.
	1.180% 07/01/25(b)	2,640,000	2,640,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.120% 07/01/26(b)	2,695,000	2,695,000
CA Los Angeles Metropolitan Transportation Authority
	Series 2007,
	1.050% 01/14/09	11,649,000	11,649,000
CA Los Angeles Unified School District
	Series 1997 A,
	LOC: Bank of New York
	0.500% 12/01/17(b)	2,000,000	2,000,000
	Series 2007,
	4.000% 12/29/08	25,000,000	25,026,267
CA Los Angeles
	Multi-Family Housing Revenue,
	Playa Phase II Apartments LLC,
	Series 2000 B-II, AMT,
	LIQ FAC: FNMA
	0.900% 03/15/34(b)	1,000,000	1,000,000
	Series 2006, AMT,
	GTY AGMT: Merrill Lynch & Co.
	SPA: FHLMC
	1.200% 10/01/44(b)	9,585,000	9,585,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2008 A,
	LOC: Bank of Nova Scotia
	0.400% 06/01/28(b)	18,000,000	18,000,000
	Series 2008 B,
	LOC: Bank of Nova Scotia
	0.750% 06/01/28(b)	12,200,000	12,200,000
	Series 2008 C,
	LOC: Bank of Nova Scotia
	0.500% 06/01/28(b)	13,100,000	13,100,000
	Series 2008,
	3.000% 06/30/09	45,000,000	45,373,832
CA Manteca Redevelopment Agency
	Series 2005,
	LOC: State Street Bank & Trust Co.
	1.050% 10/01/42(b)	3,500,000	3,500,000
CA Metropolitan Water District of Southern California
	Prefunded 07/01/09
	Series 1999 A,
	5.900% 07/01/29(a)	8,500,000	8,788,898
	Series 2001 C-1,
	SPA: Lloyds TSB Bank PLC
	0.650% 07/01/36(b)	6,900,000	6,900,000
	Series 2001 C2,
	SPA: Lloyds TSB Bank PLC
	0.700% 07/01/36(b)	2,900,000	2,900,000
	Waterworks Revenue:
	Series 2003 C-1,
	SPA: Dexia Credit Local
	0.900% 07/01/30(b)	17,660,000	17,660,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.110% 10/01/36(b)	5,525,000	5,525,000
CA Morgan Hill Unified School District
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.900% 08/01/25(b)	5,000,000	5,000,000
CA Municipal Finance Authority
	La Sierra University,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.550% 08/01/20(b)	4,200,000	4,200,000
CA Northern California Gas Authority No. 1
	Series 2007,
	GTY AGMT: Goldman Sachs
	1.030% 07/01/27(b)	14,100,000	14,100,000
CA Northern California Power Agency Revenue
	Series 2008 A,
	LOC: Dexia Credit Local
	3.600% 07/01/32(b)	34,350,000	34,350,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Oakland Redevelopment Agency
	Multi-Family Revenue,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	1.180% 10/01/50(b)	150,695,000	150,695,000
CA Orange County Apartment Development Revenue
	WLCO LF Partners,
	Series 1998 G-2,
	LIQ FAC: FNMA
	0.650% 11/15/28(b)	17,500,000	17,500,000
CA Oxnard Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.900% 06/01/34(b)	9,710,000	9,710,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Allied Irish Bank PLC
	0.800% 06/01/35(b)	4,925,000	4,925,000
CA Pleasanton Multi-Family Housing Revenue
	Greenbriar Bernal Apartments LP,
	Series 2001 A, AMT,
	LIQ FAC: FNMA
	0.900% 09/15/34(b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.350% 06/01/15(b)	5,300,000	5,300,000
	Blue Line Transfer, Inc.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.350% 08/01/14(b)	703,900	703,900
	BP West Coast Products LLC,
	Series 2008,
	0.600% 01/01/43(a)	11,410,000	11,410,000
	CR&R, Inc.,
	Series 2006 A, AMT,
	LOC: Bank of the West
	1.380% 06/01/25(b)	3,920,000	3,920,000
	Marborg Industries,
	Series 2006 A, AMT,
	LOC: Pacific Capital Bank N.A.,
	LOC: Wachovia Bank N.A.
	1.400% 06/01/35(b)	5,100,000	5,100,000
	Pacific Gas & Electric Co.,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.750% 11/01/26(b)	3,800,000	3,800,000
	Santa Clara Valley Industries, LLC,
	Series 1998 A, AMT,
	LOC: Comerica Bank
	1.400% 03/01/18(b)	500,000	500,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	0.650% 02/01/13(b)	13,400,000	13,400,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Puttable Floating Option Tax-Exempt Receipts
	Merrill Lynch,
	Series 2007,
	LOC: Dexia Credit Local
	1.270% 03/01/16(b)	13,380,000	13,380,000
	Series 2007, AMT:
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	1.180% 10/01/31(b)	68,785,000	68,785,000
	LIQ FAC: FHLMC
	1.180% 12/01/46(b)	81,251,000	81,251,000
	SPA: FHLMC
	1.200% 01/01/45(b)	8,435,000	8,435,000
	Series 2007:
	Insured: AMBAC,
	GTY AGMT: Dexia Credit Local
	1.100% 02/01/18(b)	5,760,000	5,760,000
	Insured: FGIC,
	GTY AGMT: Dexia Credit Local
	1.110% 12/01/35(b)	10,300,000	10,300,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	1.220% 06/08/29(b)	5,775,000	5,775,000
	1.220% 05/01/30(b)(c)	7,345,000	7,345,000
	1.220% 11/01/42(b)	7,485,000	7,485,000
	1.220% 01/01/43(b)	8,420,000	8,420,000
	1.220% 04/01/44(b)	16,445,000	16,445,000
	1.220% 05/01/44(b)	12,335,000	12,335,000
	1.220% 03/01/45(b)	6,655,000	6,655,000
CA Rancho Water District Community Facilities
	Series 1998,
	LOC: KBC Bank N.V.
	0.800% 09/01/28(b)	7,155,000	7,155,000
CA RBC Municipal Products, Inc. Trust
	Series 2008 E5,
	LOC: Royal Bank of Canada
	1.000% 12/01/09(b)	13,785,000	13,785,000
CA Riverside County Housing Authority
	AP II Murrieta LP,
	Series 1998 A, AMT,
	Insured: FHLMC
	LIQ FAC: FHLMC
	0.900% 01/15/29(b)	12,600,000	12,600,000
CA Roseville
	Series 2008 A,
	LOC: Dexia Credit Local
	1.000% 02/01/35(b)	27,000,000	27,000,000
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.250% 01/01/30	11,885,000	12,412,900

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Sacramento County Sanitation District
	Series 2008 A,
	LOC: Societe Generale
	0.900% 12/01/35(b)	20,950,000	20,950,000
	Series 2008 E,
	LOC: U.S. Bank Trust N.A.
	0.500% 12/01/40(b)	5,000,000	5,000,000
CA Sacramento County
	Multi-Family Housing,
	Series 2007 B,
	LOC: FNMA
	0.650% 08/15/27(b)	10,000,000	10,000,000
CA Sacramento Municipal Utilities District
	1.520% 12/11/08	66,500,000	66,500,000
	2.370% 02/11/09	67,000,000	67,000,000
CA Sacramento Suburban Water District
	Series 2008 A1,
	LOC: Dexia Credit Local
	4.100% 11/01/28(b)	3,600,000	3,600,000
	Series 2008 A2,
	LOC: Allied Irish Bank PLC
	0.520% 11/01/28(b)	3,050,000	3,050,000
CA San Bernardino County Housing Authority
	Multi-Family Housing Revenue:
	Indian Knoll Apartments,
	Series 1985 A,
	LIQ FAC: FNMA
	1.010% 05/15/31(b)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985 B,
	LIQ FAC: FNMA
	1.010% 05/15/30(b)	3,500,000	3,500,000
CA San Bernardino County
	Certificates of Participation
	Series 1996,
	LOC: BNP Paribas
	0.530% 07/01/15(b)	2,000,000	2,000,000
CA San Bernardino Flood Control District
	Series 2008,
	LOC: UBS Warburg
	0.650% 08/01/37(b)	5,500,000	5,500,000
CA San Diego County Water Authority
	1.550% 02/05/09	17,350,000	17,350,000
CA San Diego Housing Authority
	Multi-Family Housing Revenue:
	Series 2008 A, AMT,
	LIQ FAC: FNMA
	0.900% 02/15/38(b)	4,900,000	4,900,000
	Swift Real Estate Partners,
	Series 2004 C,
	LIQ FAC: FNMA
	0.650% 01/15/35(b)	11,915,000	11,915,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Diego Public Facilities Financing Authority
	Series 2007,
	GTY AGMT: Citigroup Financial Products
	0.970% 02/19/09(a)	78,295,000	78,295,000
	Series 2008 A,
	LOC: Societe Generale
	0.930% 05/15/29(b)	7,320,000	7,320,000
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.980% 01/15/09(b)	16,955,000	16,955,000
CA San Diego Sewer Revenue
	LOC: Societe Generale
	0.900% 05/15/20(b)	4,165,000	4,165,000
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing Revenue:
	Fillmore Center:
	Series 1992 B-1,
	LIQ FAC: FHLMC
	1.040% 12/01/17(b)	47,500,000	47,500,000
	Series 1992 A,
	LIQ FAC: FHLMC
	1.040% 12/01/17(b)	30,100,000	30,100,000
	Series 1992, AMT,
	LIQ FAC: FHLMC
	1.080% 12/01/17(b)	3,000,000	3,000,000
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	0.950% 12/01/16(b)	5,000,000	5,000,000
CA San Joaquin County
	0.800% 01/15/09	45,500,000	45,500,000
CA San Jose Financing Authority Lease
	Series 2008 A,
	LOC: Bank of Nova Scotia,
	LOC: California State Teachers Retirement System
	0.500% 06/01/39(b)	5,000,000	5,000,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.110% 06/01/37(b)	12,005,000	12,005,000
CA San Jose Multi-Family Housing Revenue
	Evans Lane Apartments LP,
	Series 2008 B, AMT,
	LOC: FHLMC
	0.900% 07/01/38(b)	12,950,000	12,950,000
	Fairfield Trestles LP,
	Series 2004 A, AMT,
	LIQ FAC: FHLMC
	1.500% 03/01/37(b)	7,325,000	7,325,000
	Fairfield Turnleaf Apartments,
	Series 2003 A,
	LIQ FAC: FHLMC
	1.050% 06/01/36(b)	10,960,000	10,960,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Jose
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.090% 05/01/41(b)	24,700,000	24,700,000
CA San Mateo County Housing Authority
	Multi-Family Mortgage Revenue,
	Series 2006,
	GTY AGMT: Merrill Lynch Capital Services
	2.840% 11/01/09(b)	24,055,000	24,055,000
CA Santa Rosa Housing Authority
	Multi-Family Housing Revenue,
	Series 1995 E,
	LIQ FAC: FHLMC
	0.650% 03/01/12(b)	17,140,000	17,140,000
CA Sausalito
	Rotary Housing Corp.,
	Series 2003,
	LOC: Bank of the West
	0.800% 03/01/33(b)	2,275,000	2,275,000
CA School Cash Reserve Program Authority
	Series 2008 A,
	LOC: U.S. Bank N.A.
	3.000% 07/06/09	53,000,000	53,390,256
CA Snowline Joint Unified School District
	Series 2007,
	SPA: Dexia Credit Local:
	4.000% 09/01/31(b)	5,800,000	5,800,000
	4.000% 09/01/40(b)	17,200,000	17,200,000
CA Southern Home Financing Authority
	Series 2004 A, AMT,
	SPA: FNMA
	1.500% 08/01/34(b)	11,260,000	11,260,000
	Series 2004 B, AMT,
	LIQ FAC: BNP Paribas
	0.950% 02/01/34(b)	39,655,000	39,655,000
	Single Family Revenue,
	Series 2004 B, AMT,
	LIQ FAC: BNP Paribas
	0.950% 02/01/35(b)	510,000	510,000
CA Southern Public Power Authority
	Power Project Revenue,
	Series 1991,
	Insured: AMBAC,
	LOC: Lloyds TSB Bank PLC
	1.600% 07/01/19(b)	59,900,000	59,900,000
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.560% 07/01/17(b)	9,000,000	9,000,000
	Series 2008 B,
	LOC: Dexia Credit Local
	3.600% 07/01/17(b)	13,515,000	13,515,000
CA State University
	0.950% 02/05/09	11,955,000	11,955,000
	1.400% 12/04/08	5,400,000	5,400,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.110% 11/01/39(b)	3,000,000	3,000,000
CA Statewide Communities Development Authority
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	0.900% 12/31/32(b)	5,000,000	5,000,000
	Industrial Development Revenue,
	Multiple Peptide Systems,
	Series 2002 A, AMT,
	LOC: Bank of the West
	1.000% 12/01/17(b)	2,850,000	2,850,000
	Kaiser Foundation Hospitals:
	Series 2008 C,
	1.950% 04/01/34(a)	36,000,000	36,000,000
	Series 2008,
	0.400% 04/01/32(a)	26,500,000	26,500,000
	Kaiser Permanente:
	Series 2003 D,
	0.400% 05/01/33(a)	19,800,000	19,800,000
	Series 2004 M,
	0.450% 04/01/38(a)	24,300,000	24,300,000
	Multi-Family Revenue:
	Bay Vista at Meadow Park LP,
	Series 2003 1, AMT,
	LIQ FAC: FNMA
	0.900% 12/15/37(b)	7,300,000	7,300,000
	Cienega Preservation LP,
	Series 2002 V, AMT,
	LOC: Washington Mutual Bank
	LOC: FHLB
	0.750% 10/01/33(b)	11,760,000	11,760,000
	Museum Associates:
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.520% 12/01/37(b)	20,000,000	20,000,000
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.520% 12/01/37(b)	15,000,000	15,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	0.670% 02/01/35(b)	13,415,000	13,415,000
	Series 2006,
	LOC: Allied Irish Bank PLC
	0.520% 06/01/27(b)	9,325,000	9,325,000
	Series 2007 29-G, AMT,
	GTY AGMT: Goldman Sachs
	1.050% 05/01/39(b)	68,495,000	68,495,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products
	1.250% 12/25/30(b)	9,550,000	9,550,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LIQ FAC: Citigroup Financial Products
	1.250% 07/01/32(b)	9,625,000	9,625,000
	LIQ FAC: FHLMC
	1.180% 02/01/53(b)	58,995,000	58,995,000
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs Co.
	1.000% 05/15/25(b)	100,000,000	100,000,000
	Series 2008 R,
	LIQ FAC: Citibank N.A.
	1.110% 03/01/41(b)(c)	10,030,000	10,030,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products
	1.170% 07/01/34(b)	7,675,000	7,675,000
	Series 2008:
	LIQ FAC: Citibank N.A.:
	1.120% 04/01/31(b)	4,900,000	4,900,000
	1.120% 11/15/38(b)	3,430,000	3,430,000
	LIQ FAC: Citigroup Financial Products
	1.090% 01/01/41(b)	13,400,000	13,400,000
	LOC: JPMorgan Chase Bank
	0.750% 09/01/29(b)	1,985,000	1,985,000
CA State
	LIQ FAC: FHLMC
	0.950% 09/01/40(b)	11,400,000	11,400,000
	Series 1992,
	6.100% 10/01/09	6,140,000	6,344,363
	Series 2004 A,
	5.000% 07/01/09	1,895,000	1,930,548
	Series 2004 A-3,
	LOC: Citibank N.A.,
	LOC: California Teachers’ Retirement System
	0.650% 05/01/34(b)	6,100,000	6,100,000
	Series 2004 B-1,
	LOC: Citibank N.A.
	LOC: State Street Bank & Trust, Co.
	0.800% 05/01/34(b)	1,100,000	1,100,000
	Series 2004 B-2,
	LOC: Citibank N.A.,
	LOC: State Street Bank & Trust, Co.,
	0.600% 05/01/34(b)	44,100,000	44,100,000
	Series 2004 B-3,
	LOC: Citibank N.A.,
	LOC: State Street Bank & Trust Co.
	0.450% 05/01/34(b)	3,100,000	3,100,000
	Series 2004,
	SPA: Dexia Credit Local
	1.100% 04/01/17(b)	6,095,000	6,095,000
	Series 2005 A:
	LOC: Calyon Bank
	0.700% 05/01/40(b)	106,975,000	106,975,000
	LOC: Fortis Bank S.A./N.A.
	0.600% 05/01/40(b)	142,470,000	142,470,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.100% 02/01/25(b)	10,500,000	10,500,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2007 A:
	LIQ FAC: Citibank N.A.
	1.600% 08/01/30(b)	74,250,000	74,250,000
	LIQ FAC: Societe Generale
	0.930% 06/01/37(b)	24,840,000	24,840,000
	Series 2007,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	1.110% 05/01/15(b)	12,790,000	12,790,000
	Series 2008 A:
	5.500% 05/20/09	202,000,000	203,624,587
	5.500% 06/22/09	50,800,000	51,306,015
	LOC: Societe Generale
	0.900% 06/01/26(b)	8,155,000	8,155,000
	Series 2008:
	GTY AGMT: Wells Fargo Bank N.A.
	0.800% 04/01/38(b)	18,803,500	18,803,500
	LOC: Dexia Credit Local:
	4.000% 08/01/27(b)	88,895,000	88,895,000
	4.000% 08/01/27(b)	110,300,000	110,300,000
CA Sweetwater High School District
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.600% 08/01/38(b)	4,600,000	4,600,000
CA Turlock Irrigation District
	Certificates of Participation,
	Series 2001,
	LOC: Societe Generale
	0.500% 01/01/31(b)	10,300,000	10,300,000
CA Union City Multifamily
	Series 2007,
	GTY AGMT: Goldman Sachs
	1.000% 12/15/26(b)	7,970,000	7,970,000
CA University
	Pre-refunded,
	Series 2008,
	5.000% 09/01/31	5,000,000	5,158,082
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.110% 05/15/37(b)	3,440,000	3,440,000
CA Ventura County Public Finance Authority
	1.000% 12/11/08	2,500,000	2,500,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank of California N.A.
	1.000% 07/01/33(b)	14,925,000	14,925,000
CA Western Municipal Water Districts
	Series 2008,
	3.500% 06/01/09	18,250,000	18,385,019

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA William S. Hart Union High School
	Series 2003,
	LIQ FAC: Societe Generale
	1.120% 09/01/27(b)	8,600,000	8,600,000
CALIFORNIA TOTAL			4,795,019,167
CONNECTICUT — 0.2%
CT JPMorgan Chase Putters Drivers Trust
	Series 2008-3142,
	LIQ FAC: JPMorgan Chase & Co.
	1.110% 07/01/16(b)(c)	8,865,000	8,865,000
CT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Merrill Lynch Capital Services
	2.890% 07/01/37(b)	4,000,000	4,000,000
CONNECTICUT TOTAL			12,865,000
PUERTO RICO — 6.1%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.910% 07/01/33(b)	12,150,000	12,150,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.870% 08/01/47(b)	21,870,000	21,870,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 19A,
	Insured: FSA,
	LIQ FAC: Societe Generale
	0.900% 07/01/29(b)	11,330,000	11,330,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	1.130% 07/01/26(b)	14,850,000	14,850,000
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.910% 07/01/29(b)	10,080,000	10,080,000
	Series 2008,
	GTY AGMT: Citibank N.A.
	1.180% 09/03/09(b)	51,220,000	51,220,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	1.000% 07/01/28(b)	6,725,000	6,725,000
	Series 2005,
	Insured: AMBAC,
	GTY AGMT: Dexia Credit Local
	1.150% 07/01/41(b)	98,085,000	98,085,000
	Series 2008,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local
	4.000% 01/01/28(b)	4,380,000	4,380,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.
	1.030% 07/19/18(b)	14,990,000	14,990,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local:
	1.150% 07/01/33(b)	32,200,000	32,200,000
	1.170% 08/01/42(b)	3,750,000	3,750,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.:
	1.160% 08/01/47(b)	17,445,000	17,445,000
	1.160% 08/01/54(b)	20,780,000	20,780,000
PR Commonwealth of Puerto Rico
	Series 2007 A-6,
	LOC: UBS AG
	0.800% 07/01/33(b)	3,420,000	3,420,000
PUERTO RICO TOTAL			323,275,000

	Total Municipal Bonds (cost of $5,131,159,167)		5,131,159,167

	Total Investments — 96.6% (cost of $5,131,159,167)(d)		5,131,159,167

	Other Assets & Liabilities, Net — 3.4%		179,333,905

	Net Assets — 100.0%		5,310,493,072

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended  provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund..  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

18

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	5,131,159,167	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$5,131,159,167	$—

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature.These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $69,715,000, which represents 1.3% of net assets.

(d)	Cost for federal income tax purposes is $5,131,159,167.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Cash Reserves

		Par ($)	Value ($)*
Commercial Paper — 37.3%
Barton Capital Corp.
	1.500% 03/05/09(a)(b)	352,000,000	350,621,333
	4.100% 12/02/08(a)(b)	365,000,000	364,958,431
	4.100% 12/12/08(a)(b)	369,250,000	368,787,412
Cancara Asset Securitization LLC
	2.650% 02/05/09(a)(b)	441,000,000	438,857,475
	4.750% 01/15/09(a)(b)	518,000,000	514,924,375
	4.800% 01/14/09(a)(b)	735,000,000	730,688,000
CBA Delaware Finance, Inc.
	1.880% 01/30/09(b)	170,000,000	169,467,333
Chariot Funding LLC
	1.400% 01/16/09(b)	42,214,000	42,138,484
	1.400% 01/20/09(b)	220,000,000	219,572,222
	1.500% 02/26/09(b)	25,000,000	24,909,375
	2.200% 12/15/08(b)	101,000,000	100,913,589
	2.500% 01/26/09(b)	96,750,000	96,373,750
	2.600% 12/11/08(b)	275,000,000	274,801,389
	2.750% 01/29/09(b)	101,000,000	100,544,799
Charta Corp.
	2.970% 01/13/09(a)(b)	175,000,000	174,379,187
	4.250% 01/14/09(a)(b)	300,000,000	298,441,667
	4.250% 01/15/09(a)(b)	150,000,000	149,203,125
Ciesco LLC
	1.560% 02/24/09(a)(b)	136,500,000	135,997,225
	2.000% 02/06/09(a)(b)	303,000,000	301,872,167
	2.120% 02/04/09(a)(b)	344,000,000	342,683,244
Citigroup Funding, Inc.
	2.920% 12/03/08	25,000,000	24,995,944
	3.020% 12/17/08(b)	365,030,000	364,540,049
	3.130% 02/03/09	294,500,000	292,861,271
CRC Funding LLC
	4.250% 01/20/09(a)(b)	300,000,000	298,229,167
	4.250% 01/21/09(a)(b)	250,000,000	248,494,792
Danske Corp.
	2.080% 02/17/09(b)	630,000,000	627,160,800
	4.350% 12/09/08(b)	503,550,000	503,063,235
Eli Lilly & Co.
	1.400% 02/27/09(b)	218,000,000	217,253,956
	1.400% 03/13/09(b)	100,000,000	99,603,333

1

		Par ($)	Value ($)
Commercial Paper — (continued)
Eureka Securitization, Inc.
	3.000% 12/01/08(a)(b)	31,250,000	31,250,000
Fairway Finance LLC
	1.500% 01/23/09(a)(b)	114,000,000	113,748,250
	1.700% 02/12/09(a)(b)	157,000,000	156,458,786
	2.850% 01/09/09(a)(b)	60,301,000	60,114,821
Falcon Asset Securitization Co. LLC
	1.400% 01/29/09(a)(b)	199,059,000	198,602,270
	1.500% 02/12/09(a)(b)	40,000,000	39,878,333
	1.750% 12/05/08(a)(b)	80,000,000	79,984,444
	2.200% 12/17/08(a)(b)	147,500,000	147,355,778
	2.600% 12/18/08(a)(b)	250,000,000	249,693,056
	2.750% 01/28/09(a)(b)	100,000,000	99,556,944
Gemini Securitization Corp. LLC
	1.700% 01/30/09(a)(b)	200,000,000	199,433,333
	1.950% 02/20/09(a)(b)	39,750,000	39,575,597
	2.000% 02/11/09(a)(b)	29,000,000	28,884,000
	2.000% 02/12/09(a)(b)	87,000,000	86,647,167
	2.850% 02/09/09(a)(b)	401,500,000	399,275,021
	4.250% 12/16/08(a)(b)	287,700,000	287,190,531
General Electric Capital Corp.
	0.600% 12/01/08(b)	658,559,000	658,559,000
	3.850% 12/30/08(b)	690,000,000	687,860,042
Gotham Funding Corp.
	1.650% 01/29/09(a)(b)	128,000,000	127,653,867
	4.100% 12/16/08(a)(b)	75,000,000	74,871,875
Govco LLC
	1.530% 02/13/09(a)(b)	104,000,000	103,672,920
	1.600% 02/17/09(a)(b)	55,000,000	54,809,333
JPMorgan Chase & Co.
	2.750% 12/10/08(b)	600,000,000	599,587,500
Jupiter Securitization Co. LLC
	3.750% 12/15/08(a)(b)	86,000,000	85,874,583
	3.750% 12/16/08(a)(b)	220,000,000	219,656,250
National Australia Funding Delaware, Inc.
	1.850% 02/24/09(b)	325,000,000	323,580,382
Nordea North America, Inc.
	2.000% 01/26/09	120,000,000	119,626,667
	2.150% 02/25/09	274,300,000	272,891,165
Old Line Funding LLC
	1.500% 02/06/09(a)(b)	48,000,000	47,866,000
	1.500% 02/20/09(a)(b)	20,000,000	19,932,500

2

		Par ($)	Value ($)
Commercial Paper — (continued)
	3.650% 12/19/08(a)(b)	55,000,000	54,899,625
	4.100% 01/15/09(a)(b)	75,506,000	75,119,032
Park Avenue Receivables Corp.
	1.400% 02/20/09(a)(b)	290,250,000	289,335,712
	2.000% 01/09/09(a)(b)	62,000,000	61,865,667
	3.000% 12/17/08(a)(b)	145,400,000	145,206,133
	3.100% 01/20/09(a)(b)	75,000,000	74,677,083
	3.700% 12/18/08(a)(b)	145,000,000	144,746,653
Sheffield Receivables Corp.
	1.500% 02/12/09(a)(b)	76,000,000	75,768,833
	2.000% 02/03/09(a)(b)	436,000,000	434,449,778
	2.000% 02/09/09(a)(b)	100,000,000	99,611,111
	4.000% 12/15/08(a)(b)	368,000,000	367,427,556
Shell International Finance BV
	1.650% 03/17/09	50,000,000	49,757,083
	1.650% 03/23/09	100,000,000	99,486,667
Toyota Motor Credit Corp.
	3.150% 02/12/09	143,000,000	142,086,587
	3.150% 02/13/09	215,000,000	213,607,875
	3.900% 01/13/09	75,000,000	74,650,625
	3.900% 01/15/09	300,000,000	298,537,500
	3.900% 01/20/09	300,000,000	298,375,000
Victory Receivables Corp.
	2.150% 01/28/09(a)(b)	134,750,000	134,283,241
	4.200% 12/10/08(a)(b)	375,000,000	374,606,250
	4.200% 12/11/08(a)(b)	48,000,000	47,944,000
Westpac Banking Corp.
	1.990% 02/17/09(a)(b)	275,000,000	273,814,292
	2.700% 12/10/08(a)(b)	351,200,000	350,962,940
	2.710% 12/08/08(a)(b)	130,500,000	130,431,234

	Total Commercial Paper (cost of $17,802,078,021)		17,802,078,021
Certificates of Deposit — 24.7%
ABN AMRO Bank NV
	3.080% 03/09/09	1,053,050,000	1,053,050,000
Allied Irish Banks/New York NY
	2.410% 02/05/09	420,000,000	420,007,654
	2.410% 02/06/09	430,000,000	430,007,956
Australia & New Zealand Banking Group/New York
	2.055% 02/26/09	150,000,000	150,001,803

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Banco Bilbao Vizcaya Argentina/NY
	2.230% 02/12/09	678,000,000	678,000,000
Banco Santander/New York
	2.500% 03/09/09	840,000,000	840,000,000
Bank of Ireland/Stamford CT
	2.360% 01/30/09	411,000,000	411,000,000
	2.380% 02/06/09	424,000,000	424,000,000
Bank of Nova Scotia
	2.695% 12/10/08	362,200,000	362,200,000
BNP Paribas
	2.170% 02/17/09	367,000,000	367,000,000
	4.500% 12/09/08	735,000,000	735,000,000
Chase Bank USA
	1.750% 02/17/09	995,800,000	995,800,000
Credit Suisse/New York NY
	2.000% 01/26/09	150,000,000	150,000,000
	2.000% 01/29/09	680,000,000	680,000,000
	2.200% 02/24/09	180,000,000	180,000,000
Lloyds TSB Bank PLC/New York NY
	1.800% 01/26/09	561,000,000	561,000,000
National Australia Bank Ltd.
	1.700% 01/20/09	389,000,000	389,005,389
	1.840% 02/19/09	383,000,000	383,000,000
Nordea Bank Finland PLC
	4.200% 12/08/08	500,000,000	500,000,000
Societe Generale NY
	4.500% 12/08/08	817,500,000	817,500,000
UBS AG
	2.850% 12/17/08	646,000,000	646,000,000
	2.980% 12/10/08	12,000,000	11,995,374
	3.063% 02/17/09	646,000,000	646,000,000

	Total Certificates of Deposit (cost of $11,830,568,176)		11,830,568,176
Corporate Bonds — 12.6%
Axon Financial Funding LLC
	1.080% 05/02/08(a)(c)(d)(e)(f) (amortized cost of $132,170,127)	132,170,127	80,623,777
	1.891% 06/02/08(a)(c)(d)(e)(f) (amortized cost of $90,802,263)	90,802,263	55,389,380
Bank of Tokyo Mitsubishi Ltd. NY
	2.820% 12/11/08	957,700,000	957,692,437

4

		Par ($)	Value ($)
Corporate Bonds — (continued)
HBOS Treasury Services PLC
	2.920% 01/30/09(a)(c)	60,000,000	60,000,000
Issuer Entity LLC
	1.628% 10/29/09(c)(d)(f)(g)(h) (amortized cost of $47,424,210)	47,424,210	14,772,641
Lehman Brothers Holdings, Inc.
	1.000% 01/14/09(c)(d) (amortized cost of $400,000,000)	400,000,000	40,000,000
Manor Homes Holdings LLC
	LOC: Wachovia Bank N.A.
	4.300% 06/01/23(i)	50,000	50,000
Merrill Lynch & Co., Inc.
	1.563% 12/12/08(c)	625,000,000	625,000,000
	1.638% 12/17/08(c)	444,500,000	444,500,000
Morgan Stanley
	1.521% 12/26/08(c)	325,200,000	325,200,000
	3.000% 02/03/09(c)	879,430,000	879,430,000
Morgan Stanley Asset Funding, Inc.
	1.200% 12/05/08(c)	1,000,000,000	1,000,000,000
Svenska Handelsbanken NY
	2.750% 12/15/08	800,000,000	800,003,090
Victoria Finance LLC
	1.065% 04/11/08(a)(c)(d)(e)(f) (amortized cost of $100,000,000)	100,000,000	64,000,000
	1.065% 04/15/08(a)(c)(d)(e)(f) (amortized cost of $100,000,000)	100,000,000	64,000,000
	1.070% 03/25/08(a)(c)(d)(e)(f) (amortized cost of $100,000,000)	100,000,000	64,000,000
	1.411% 08/22/08(a)(c)(d)(e)(f) (amortized cost of $200,000,000)	200,000,000	128,000,000
	3.430% 07/28/08(a)(c)(d)(e)(f) (amortized cost of $100,000,000)	100,000,000	64,000,000
Wells Fargo & Co.
	1.573% 01/14/09(a)(c)	95,000,000	95,000,000
Whistlejacket Capital Ltd.
	1.475% 04/24/08(a)(c)(d)(e)(f) (amortized cost of $116,305,348)	116,305,348	102,034,682
	1.476% 06/09/08(a)(c)(d)(e)(f) (amortized cost of $78,848,358)	78,848,358	69,173,665

5

		Par ($)	Value ($)
Corporate Bonds — (continued)
Wickersham Entity LLC
	5.000% 05/14/09(c)(f)(j)(k) (amortized cost of $161,534,135)	161,534,135	85,984,620

	Total Corporate Bonds (cost of $6,813,959,967)		6,018,854,292
Government & Agency Obligations — 5.7%
U.S. Government Agencies — 5.7%
Federal Home Loan Bank
	1.170% 04/21/09(l)	75,000,000	74,656,313
	2.480% 02/09/09(l)	355,000,000	353,288,111
	2.600% 03/25/09(l)	392,000,000	388,772,533
	2.800% 04/13/09(l)	422,000,000	417,634,644
	2.800% 04/30/09(l)	225,000,000	222,375,000
Federal Home Loan Mortgage Corp.
	2.450% 02/11/09(l)	422,000,000	419,932,200
	2.600% 03/02/09(l)	445,000,000	442,075,361
	2.750% 04/07/09(l)	422,000,000	417,906,014
U.S. GOVERNMENT AGENCIES TOTAL			2,736,640,176

	Total Government & Agency Obligations (cost of $2,736,640,176)		2,736,640,176
Municipal Bond — 2.4%
FLORIDA — 2.4%
FL Hurricane Catastrophe Fund
	Series 2006 B,
	1.643% 03/13/09(c)	1,154,250,000	1,154,249,733
FLORIDA TOTAL			1,154,249,733

	Total Municipal Bond (cost of $1,154,249,733)		1,154,249,733
Time Deposits — 1.6%
Branch Banking & Trust
	0.125% 12/01/08	150,000,000	150,000,000
Societe Generale
	0.250% 12/01/08	614,103,000	614,103,000

	Total Time Deposits (cost of $764,103,000)		764,103,000
Funding Agreements — 0.7%
Genworth Life Insurance Co.
	2.508% 12/05/08(c)	25,000,000	25,000,000
Transamerica Occidental Life Insurance Co.
	2.940% 12/01/08(c)	300,000,000	300,000,000

	Total Funding Agreements (cost of $325,000,000)		325,000,000

6

		Par ($)	Value ($)
Repurchase Agreements — 13.7%
	Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by asset-backed securities with various maturities to 09/30/13, market value $1,472,503,397 (repurchase proceeds $1,443,660,076)	1,443,630,000	1,443,630,000

	Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/01/08, at 1.000%, collateralized by asset-backed securities with various maturities to 08/07/37, market value $808,349,065 (repurchase proceeds $770,064,167)	770,000,000	770,000,000

	Repurchase agreement with BNP Paribas, dated 11/28/08, due 12/01/08, at 1.000%, collateralized by corporate bonds with various maturities to 11/01/38, market value $717,778,067 (repurchase proceeds $700,058,333)	700,000,000	700,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 11/28/08, due 12/01/08, at 1.000%, collateralized by U.S. Government Agency Obligations with various maturities to 08/25/46, market value $517,823,882 (repurchase proceeds $500,041,667)	500,000,000	500,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/28/08, due 12/01/08, at 0.200%, collateralized by a corporate bond maturing 04/15/29, market value $147,876,128 (repurchase proceeds $145,598,427)	145,596,000	145,596,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/28/08, due 12/01/08, at 0.300%, collateralized by corporate bonds with various maturities to 08/01/38, market value $375,443,410 (repurchase proceeds $369,515,238)	369,506,000	369,506,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/28/08, due 12/01/08, at 0.950%, collateralized by U.S. Government Agency Obligations and asset-backed securities with various maturities to 08/20/58, market value $508,982,981 (repurchase proceeds $500,039,583)	500,000,000	500,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 11/28/08, due 12/01/08, at 1.000%, collateralized by corporate bonds with various maturities to 08/23/52, market value $310,932,171 (repurchase proceeds $300,025,000)	300,000,000	300,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 11/28/08, due 12/01/08, at 0.250%,
	collateralized by U.S. Government Agency Obligations with various maturities to 10/01/38, market value $406,359,696 (repurchase proceeds 400,008,333)	400,000,000	400,000,000

7

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Societe Generale, dated 11/28/08, due 12/01/08, at 0.300%, collateralized by U.S. Government Agency Obligations with various maturities to 09/01/38, market value $711,148,646 (repurchase proceeds $700,017,500)	700,000,000	700,000,000

	Repurchase agreement with UBS Securities, Inc., dated 11/28/08, due 12/01/08, at 1.000%, collateralized by corporate bonds with various maturities to 04/15/38, market value $723,165,709 (repurchase proceeds $700,058,333)	700,000,000	700,000,000

	Total Repurchase Agreements (cost of $6,528,732,000)		6,528,732,000
Other — 1.2%
	Capital Support Agreement with Affiliates	—	575,400,000

	Total Investments – 99.9% (cost of $47,955,331,073)(m)(n)		47,735,625,398

	Other Assets & Liabilities, Net – 0.1%		31,618,951

	Net Assets – 100.0%		47,767,244,349

8

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the “1940 Act”),  provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund’s market-based net asset value per share, securities covered by the Capital Support Agreement (as described below) are valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Structured investment vehicles (SIVs), a sector of the asset-backed commercial paper (“ABCP”)  market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs.  The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the “Agreement”) with NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“Columbia”). Bank of America Corporation (“BOA”) has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor’s, Prime-1 from Moody’s Investors Service, Inc. and F-1+ from Fitch Ratings. BOA’s short-term credit ratings satisfy the ratings requirements for first tier securities (“First Tier Securities”) as defined in paragraph (a)(12) of Rule 2a-7 under the 1940 Act.

The Fund’s objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value (“NAV”) per share at an amount no less than the specific level set forth in the Agreement (the “Minimum NAV Per Share”). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities causing the Fund’s market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a “capital contribution” is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The maximum amount the Support Provider could be required to contribute under the Agreement increased from $102 million to $592 million (the “Maximum Contribution Amount”) for the Fund during the period ended November 30, 2008. The Agreement requires the Support Provider to make a capital contribution upon the Fund’s disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost (a “Triggering Event”). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund’s market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider’s obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

On November 21, 2007, Axon Financial Funding LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. (“Ottimo”). The Ottimo securities were in default. The Issuer Entity LLC securities held by the Fund are covered securities under the Capital Support Agreement.

On January 11, 2008, Victoria Finance LLC (“Victoria”), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. The Victoria securities are covered securities under the Capital Support Agreement.

On February 11, 2008, Whistlejacket Capital Ltd. (“Whistlejacket”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event.” As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC (“Thornburg”) securities held by the Fund became covered securities under the Capital Support Agreement.  On April 14, 2008, Thornburg as in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received securities in Wickersham Entity LLC a taxable exchange for securities of Thornburg Mortgage Capital Resources LLC (“Thornburg”).  The Thornburg securities were in default. The Wickersham Entity LLC securities are covered securities under the Capital Support Agreement.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement.

9

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 1.080% 05/02/08	$132,170,127	$132,170,127	$80,623,777
Axon Financial Funding LLC, 1.891% 06/02/08	90,802,263	90,802,263	55,389,380
Issuer Entity LLC, 1.628% 10/29/09	47,424,210	47,424,210	14,772,641
Lehman Brothers Holdings, Inc., 1.000% 01/14/09	400,000,000	400,000,000	40,000,000
Victoria Finance LLC, 1.065% 04/11/08	100,000,000	100,000,000	64,000,000
Victoria Finance LLC, 1.065% 04/15/08	100,000,000	100,000,000	64,000,000
Victoria Finance LLC, 1.070% 03/25/08	100,000,000	100,000,000	64,000,000
Victoria Finance LLC, 1.411% 08/22/08	200,000,000	200,000,000	128,000,000
Victoria Finance LLC, 3.430% 07/28/08	100,000,000	100,000,000	64,000,000
Whistlejacket Capital Ltd., 1.475% 04/24/08	116,305,348	116,305,348	102,034,682
Whistlejacket Capital Ltd., 1.476% 06/09/08	78,848,358	78,848,358	69,173,665
Wickersham Entity LLC 5.000% 05/14/09	161,534,135	161,534,135	85,984,620

At the end of the reporting period, management estimated the fair value of the Agreement to be $575,400,000.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instrument*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	46,368,246,633	—
Level 3 – Significant Unobservable Inputs	791,978,765	575,400,000
Total	$47,160,225,398	$575,400,000

*Other financial instrument is the value of the Capital Support Agreement.

10

The following table reconciles asset balances for the three month period ended November 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instrument
Balance as of August 31, 2008	$1,033,802,164	$77,400,000
Accretion of discounts/Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation / (depreciation)	(159,422,955)	498,000,000
Net sales	(82,400,444)	—
Transfers in and or out of Level 3	—	—
Balance as of November 30, 2008	$791,978,765	$575,400,000

(a)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $11,651,493,903, which represents 24.4% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
	Axon Financial Funding LLC
	1.080% 05/02/08	04/23/07	$150,000,000
	1.891% 06/02/08	05/18/07	100,000,000
	Victoria Finance LLC
	1.065% 04/11/08	03/13/07	100,000,000
	1.065% 04/15/08	03/20/07	100,000,000
	1.070% 03/25/08	03/08/07	100,000,000
	1.411% 08/22/08	08/27/07	200,000,000
	3.430% 07/28/08	07/18/07	100,000,000
	Whistlejacket Capital Ltd.
	1.475% 04/24/08	04/18/07	147,500,000
	1.476% 06/09/08	05/29/07	100,000,000
			$1,097,500,000

(b)	The rate shown represents the discount rate at the date of purchase.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.
(d)	Security is in default and is a covered security under the Capital Support Agreement.
(e)	Security issued by a structured investment vehicle.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g)	Security received in exchange for security of Ottimo Funding Ltd. on November 2, 2007.
(h)	Columbia Management Advisors, LLC was informed on October 28, 2008 that noteholders have voted in favor of extending the maturity date of this security to October 29, 2009.
(i)

Variable rate obligations have long dated final maturities, however their effective maturity is within 397 days in accordance with their demand feature.  These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a feature that allows the bondholder to put the security back to the remarketing agent and receive face value plus accrued interest with specified notice. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(j)	Security is a covered security under the Capital Support Agreement.
(k)	Security received in exchange for security of Thornburg Mortgage Capital Resources, LLC on May 14, 2008.
(l)	The rate shown represents the annualized yield at the date of purchase.
(m)	Cost for federal income tax purposes is $47,955,331,073.
(n)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

11

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$575,400,000	$(795,105,675)	$(219,705,675)

Acronym	Name

LOC	Letter of Credit

12

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.5%
CONNECTICUT — 70.3%
CT Development Authority
	Health Care Revenue,
	Independent Living Program,
	Series 1990,
	LOC: HSBC Bank USA N.A.
	0.700% 07/01/15(a)	4,145,000	4,145,000
	Industrial Development Revenue:
	Series 1984,
	LOC: Citizens Bank of Connecticut
	0.970% 12/01/14(a)	3,300,000	3,300,000
	The Energy Network, Inc.:
	Series 1998, AMT,
	LOC: Bank of Nova Scotia
	1.050% 09/01/25(a)	4,925,000	4,925,000
	Series 2000, AMT,
	LOC: Bank of Nova Scotia
	1.050% 01/01/30(a)	4,300,000	4,300,000
	Pollution Control Revenue,
	Central Vermont Public Service,
	Series 1985,
	LOC: Citizens Bank N.A.
	2.000% 12/01/15(a)	2,600,000	2,600,000
	Solid Waste Program,
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.960% 08/01/23(a)	9,100,000	9,100,000
	Water Facility Revenue:
	Series 2004 A, AMT,
	LOC: Citizens Bank of Rhode Island
	1.020% 07/01/28(a)	3,360,000	3,360,000
	Series 2004 B,
	LOC: Citizens Bank of Rhode Island
	0.920% 09/01/28(a)	1,125,000	1,125,000
CT Greenwich
	Series 2008,
	3.000% 01/29/09	5,000,000	5,004,324
CT Health & Educational Facilities Authority
	1.720% 03/02/09(b)	5,000,000	5,000,000
	2.000% 12/10/08	4,400,000	4,400,000
	Ascension Health,
	Series 1999 B,
	0.450% 11/15/29(b)(c)	4,735,000	4,735,000
	Hotchkiss School,
	Series 2000 A,
	SPA: Northern Trust Company
	0.400% 07/01/30(a)	17,460,000	17,460,000
	Kingswood Oxford School,
	Series 2002 B,
	LOC: Allied Irish Bank PLC
	0.900% 07/01/30(a)	6,380,000	6,380,000
	Series 2007 B,
	LOC: TD Banknorth N.A.
	0.700% 07/01/37(a)	6,000,000	6,000,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2007-1884,
	LIQ FAC: Wells Fargo Bank N.A.
	0.800% 11/01/33	10,990,000	10,990,000
	Wesleyan University,
	Series 2005 F,
	SPA: JPMorgan Chase Bank
	0.650% 07/01/40(a)	5,760,000	5,760,000
	Yale University:
	Series 1999 U-2,
	0.400% 07/01/33(b)(c)	10,500,000	10,500,000
	Series 2001 V-1,
	0.500% 07/01/36(b)(c)	14,615,000	14,615,000
	Series 2001 V-2,
	0.500% 07/01/36(b)(c)	9,900,000	9,900,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LIQ FAC: HSBC Bank USA N.A.
	0.800% 07/01/32(a)	3,200,000	3,200,000
	Series 2005,AMT,
	LIQ FAC: Citibank N.A
	1.130% 11/15/33	4,665,000	4,665,000
	Series 2007, AMT,
	SPA: Bank of New York
	1.240% 11/15/15(a)	5,990,000	5,990,000
	Series 2008 A4, AMT,
	SPA: JPMorgan Chase Bank
	0.800% 11/15/28(a)	20,000,000	20,000,000
CT JPMorgan Chase Putters Drivers Trust
	Series 2008 3254,
	LIQ FAC: JPMorgan Chase & Co.
	1.070% 06/15/09(d)	8,200,000	8,200,000
	Series 2008 3278,
	LIQ FAC: JPMorgan Chase & Co.
	1.070% 04/15/10(d)	4,330,000	4,330,000
	Series 2008-3142,
	LIQ FAC: JPMorgan Chase & Co.
	1.110% 07/01/16(d)	6,605,000	6,605,000
CT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Merrill Lynch Capital Services
	2.890% 07/01/37(a)	15,740,000	15,740,000
CT State
	Series 1992 B,
	6.150% 09/01/09	6,200,000	6,434,484
	Series 1999 A,
	Pre-refunded 6/15/09,
	5.250% 06/15/14	3,130,000	3,220,859
	Series 2001,
	LIQ FAC: Citibank N.A.
	1.610% 10/01/17	12,265,000	12,265,000
	Series 2003 D,
	5.000% 08/01/09	6,555,000	6,727,820

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2008 A,
	3.000% 02/01/09	1,000,000	1,002,504
	Series 2008 A-1,
	SPA: Dexia Credit Local
	2.650% 03/01/23(a)	13,375,000	13,375,000
CONNECTICUT TOTAL			245,354,991
PUERTO RICO — 28.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008:
	GTY AGMT: Citibank N.A.
	1.180% 09/03/09(a)	13,810,000	13,810,000
	LOC: Societe Generale
	0.900% 07/01/32(a)	8,160,000	8,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	1.000% 07/01/28(a)	21,475,000	21,475,000
	Series 2005 A20,
	SPA: Bank of New York
	1.080% 07/01/30(d)	22,715,000	22,715,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.150% 07/01/41(a)	11,465,000	11,465,000
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	5.750% 08/01/13	5,000,000	5,163,906
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local:
	1.150% 07/01/33(a)	6,740,000	6,740,000
	1.170% 08/01/42(a)	7,835,000	7,835,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.160% 08/01/54(a)	1,100,000	1,100,000
PUERTO RICO TOTAL			98,463,906

3

Value ($)
Total Municipal Bonds (cost of $343,818,897)	343,818,897

Total Investments — 98.5% (cost of $343,818,897)(e)	343,818,897

Other Assets & Liabilities, Net — 1.5%	5,399,879

Net Assets — 100.0%	349,218,776

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for the purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant
Observable Inputs	343,818,897	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$343,818,897	$—

(a)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

4

(c)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $41,850,000, which represents 12.0% of net assets.

(e)	Cost for federal income tax purposes is $343,818,897.

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 73.4%
U.S. GOVERNMENT AGENCIES — 73.4%
Federal Farm Credit Bank
	1.274% 02/23/09(a)	12,000,000	12,000,000
	2.710% 09/03/09(a)	30,000,000	30,000,723
	2.720% 03/02/09(a)	18,525,000	18,524,457
Federal Home Loan Bank
	0.780% 01/26/09	25,000,000	24,969,667
	0.800% 02/19/09	50,000,000	49,911,111
	1.100% 04/14/09	10,000,000	9,959,056
	1.150% 03/30/09	8,000,000	7,969,589
	1.991% 05/27/09(a)	25,000,000	25,001,613
	2.013% 02/23/09(a)	5,000,000	5,000,000
	2.038% 05/20/09(a)	10,000,000	10,000,000
	2.116% 02/18/09(a)	45,000,000	45,000,155
	2.120% 01/14/09	10,000,000	9,974,089
	2.120% 01/15/09	19,850,000	19,797,397
	2.170% 02/11/09(a)	20,000,000	20,002,400
	2.200% 01/20/09	50,000,000	49,847,222
	2.220% 01/02/09	21,000,000	21,000,000
	2.240% 12/12/08	23,500,000	23,483,916
	2.366% 08/07/09(a)	25,000,000	25,001,278
	2.400% 04/21/09	13,000,000	12,999,096
	2.480% 02/09/09	50,000,000	49,758,889
	2.575% 12/08/08(a)	20,000,000	20,001,039
	2.584% 12/05/08(a)	10,000,000	10,001,197
	2.600% 02/17/09	50,000,000	49,718,333
	2.600% 06/01/09(a)	15,000,000	15,002,138
	2.625% 05/05/09	20,000,000	20,000,000
	2.673% 03/04/09(a)	20,000,000	20,005,877
	2.719% 08/05/09(a)	50,000,000	49,999,558
	3.285% 04/30/09(a)	50,000,000	49,998,787
	3.664% 01/23/09(a)	2,000,000	2,000,319
	4.050% 01/21/09	250,000	249,989
	4.089% 01/08/09(a)	20,000,000	20,003,995
	4.129% 01/08/10(a)	25,000,000	25,009,728
	4.460% 07/16/09(a)	20,000,000	20,005,870
Federal Home Loan Mortgage Corp.
	0.800% 03/11/09	14,000,000	13,968,889
	0.900% 02/09/09	25,000,000	24,956,250
	1.090% 02/17/09	14,854,000	14,818,920
	1.100% 02/17/09	15,000,000	14,964,250

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp. - (continued)
1.144% 03/20/09	34,059,000	33,941,083
1.150% 03/24/09	40,000,000	39,855,611
1.361% 09/28/09(a)	20,000,000	19,995,094
1.394% 09/21/09(a)	15,000,000	15,008,673
1.693% 10/08/09(a)	70,000,000	69,993,338
2.100% 01/26/09	25,000,000	24,918,333
2.170% 12/17/08	24,000,000	23,976,853
2.600% 03/02/09	20,000,000	19,868,556
2.700% 01/09/09	40,000,000	39,883,000
3.875% 01/12/09	10,000,000	10,035,280
4.625% 12/19/08	4,300,000	4,303,801
Federal National Mortgage Association
0.606% 01/21/09	5,000,000	4,995,707
0.800% 01/30/09	55,000,000	54,926,667
0.850% 02/17/09	50,000,000	49,907,917
1.000% 03/16/09	50,000,000	49,854,167
1.050% 02/02/09	50,000,000	49,908,125
1.900% 12/01/08	12,724,000	12,724,000
2.400% 12/22/08	60,000,000	59,916,000
2.630% 12/03/08(b)	22,980,000	22,976,642
2.710% 01/14/09(b)	15,000,000	14,950,317
3.356% 07/28/09(a)	50,000,000	49,990,440
4.369% 01/21/10(a)	15,000,000	15,000,000
4.648% 01/15/09(a)	10,000,000	10,048,616
U.S. GOVERNMENT AGENCIES TOTAL		1,537,884,017

Total Government & Agency Obligations (cost of $1,537,884,017)		1,537,884,017
Repurchase Agreements — 26.6%
Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by U.S. Government Agency Obligations with various maturities to 06/01/17, market value $467,200,591 (repurchase proceeds $458,248,547)	458,239,000	458,239,000

Repurchase agreement with UBS Securities, Inc., dated 11/28/08, due 12/01/08, at 0.300%, collateralized by U.S. Government Agency Obligations with various maturities to 01/01/48, market value $102,002,946 (repurchase proceeds $100,002,500)	100,000,000	100,000,000

2

Value ($)
Total Repurchase Agreements (cost of $558,239,000)	558,239,000

Total Investments — 100.0% (cost of $2,096,123,017)(c)	2,096,123,017

Other Assets & Liabilities, Net — 0.0%	796,922

Net Assets — 100.0%	2,096,919,939

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant
	Observable Inputs	2,096,123,017	—
	Level 3 – Significant
	Unobservable Inputs	—	—
	Total	$2,096,123,017	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.
(b)	The rate shown represents the discount rate at the date of purchase.
(c)	Cost for federal income tax purposes is $2,096,123,017.

3

INVESTMENT PORTFOLIO

November 30, 2008 (Unaudited)	Columbia Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 99.9%
U.S. GOVERNMENT AGENCIES — 97.9%
Federal Farm Credit Bank
	0.960% 02/11/09(a)	75,000,000	74,998,585
	1.274% 02/23/09(a)	75,000,000	75,000,000
	2.150% 02/18/09(b)	24,194,000	24,079,851
	2.250% 05/29/09(b)	25,000,000	24,720,313
	2.710% 09/03/09(a)	44,000,000	44,002,049
	2.820% 03/06/09(b)	87,052,000	86,404,188
	3.769% 03/27/09(a)	209,000,000	209,000,000
Federal Home Loan Bank
	0.070% 12/10/08(b)	52,200,000	52,199,087
	0.100% 12/01/08(b)	2,313,429,000	2,313,429,000
	0.100% 12/02/08(b)	10,135,000	10,134,972
	0.100% 12/03/08	52,200,000	52,199,710
	0.100% 12/05/08(b)	74,618,000	74,617,171
	0.100% 12/12/08(b)	64,000,000	63,998,044
	0.100% 12/23/08(b)	56,050,000	56,046,575
	0.150% 12/03/08	124,925,000	124,923,959
	0.150% 12/15/08(b)	121,832,000	121,824,893
	0.150% 12/19/08(b)	10,868,000	10,867,185
	0.180% 12/05/08(b)	116,888,000	116,885,662
	0.180% 12/09/08	350,000,000	349,986,000
	0.180% 12/16/08(b)	450,000,000	449,966,250
	0.200% 12/08/08(b)	152,616,000	152,610,065
	0.200% 12/17/08	192,000,000	191,982,933
	0.200% 12/10/08(b)	94,000,000	93,995,300
	0.200% 12/12/08(b)	150,000,000	149,990,833
	0.200% 12/18/08(b)	147,626,000	147,612,058
	0.200% 12/19/08(b)	226,659,000	226,636,334
	0.200% 12/23/08(b)	341,883,000	341,841,214
	0.200% 12/30/08(b)	250,000,000	249,959,722
	0.220% 12/26/08(b)	177,677,000	177,649,855
	0.250% 12/01/08(b)	120,030,000	120,030,000
	0.250% 12/03/08	297,400,000	297,395,869
	0.250% 12/08/08(b)	23,942,000	23,940,836
	0.250% 12/15/08(b)	50,000,000	49,995,139
	0.250% 12/16/08(b)	331,152,000	331,117,505
	0.250% 12/23/08(b)	110,000,000	109,983,194
	0.250% 12/31/08(b)	190,000,000	189,960,417
	0.251% 12/19/08(b)	44,831,000	44,825,374
	0.270% 12/10/08(b)	24,835,000	24,833,324

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Bank (continued)
0.300% 12/01/08(b)	150,000,000	150,000,000
0.300% 12/11/08(b)	64,460,000	64,454,628
0.300% 12/17/08	100,000,000	99,986,667
0.320% 12/08/08(b)	200,000,000	199,987,556
0.350% 12/03/08	200,000,000	199,996,111
0.350% 12/11/08(b)	200,000,000	199,980,556
0.350% 01/05/09(b)	150,000,000	149,948,958
0.350% 01/07/09(b)	125,251,000	125,205,944
0.380% 12/04/08(b)	200,000,000	199,993,667
0.380% 01/13/09	28,720,000	28,706,964
0.380% 01/15/09(b)	100,000,000	99,952,500
0.380% 01/16/09(b)	394,641,000	394,449,380
0.400% 12/03/08	76,580,000	76,578,298
0.400% 12/19/08(b)	209,036,000	208,994,193
0.400% 12/22/08(b)	82,500,000	82,480,750
0.400% 01/28/09(b)	144,644,000	144,550,785
0.450% 12/08/08(b)	175,000,000	174,984,688
0.450% 12/15/08(b)	114,839,000	114,818,903
0.450% 12/19/08(b)	200,000,000	199,955,000
0.500% 12/02/08(b)	250,000,000	249,996,528
0.500% 12/16/08(b)	121,600,000	121,574,667
0.500% 01/02/09(b)	59,824,000	59,797,412
0.500% 01/08/09(b)	143,964,000	143,888,019
0.550% 01/09/09(b)	200,000,000	199,880,833
0.580% 02/25/09(b)	530,000,000	529,265,656
0.600% 01/20/09(b)	42,325,000	42,289,729
0.600% 01/26/09(b)	50,000,000	49,953,333
0.600% 02/25/09(b)	135,000,000	134,806,500
0.600% 02/27/09(b)	127,967,000	127,779,315
0.650% 12/29/08(b)	110,104,000	110,048,336
0.650% 01/20/09(b)	197,300,000	197,121,882
0.650% 02/27/09(b)	100,000,000	99,841,111
0.650% 03/03/09	250,000,000	249,584,722
0.750% 12/01/08(b)	160,000,000	160,000,000
0.750% 12/29/08(b)	83,618,000	83,569,223
0.750% 02/02/09(b)	49,630,000	49,564,861
0.750% 02/17/09	94,000,000	93,847,250
0.780% 01/14/09(b)	230,452,000	230,232,302
0.820% 02/17/09	200,000,000	199,644,667

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Bank (continued)
0.820% 03/02/09(b)	200,000,000	199,585,444
0.850% 02/11/09(b)	143,000,000	142,756,900
0.850% 03/04/09(b)	150,000,000	149,670,625
0.860% 01/13/09	10,000,000	9,989,728
0.880% 01/23/09(b)	200,000,000	199,740,889
0.880% 01/26/09(b)	82,244,000	82,131,417
0.880% 02/03/09(b)	150,000,000	149,765,333
0.900% 01/21/09(b)	150,000,000	149,808,750
0.900% 01/29/09(b)	37,438,000	37,382,779
0.950% 02/24/09	50,000,000	49,887,847
0.950% 03/11/09(b)	166,065,000	165,626,773
1.000% 12/01/08(b)	12,725,000	12,725,000
1.000% 12/22/08(b)	140,371,000	140,289,117
1.000% 02/04/09(b)	75,000,000	74,864,583
1.000% 02/20/09(b)	198,292,000	197,845,843
1.050% 02/02/09(b)	24,000,000	23,955,900
1.050% 02/13/09(b)	122,065,000	121,801,543
1.050% 02/24/09	200,000,000	199,504,167
1.080% 02/19/09(b)	300,000,000	299,280,000
1.145% 03/02/09(b)	79,635,000	79,404,512
1.150% 01/29/09(b)	250,000,000	249,528,819
1.200% 05/18/09(b)	90,000,000	89,496,000
1.230% 12/08/08(b)	200,000,000	199,952,167
1.230% 12/15/08(b)	200,000,000	199,904,333
1.250% 12/15/08(b)	50,000,000	49,975,694
1.250% 12/17/08	46,105,000	46,079,386
1.280% 04/16/09(b)	105,125,000	104,616,662
1.300% 04/17/09(b)	72,500,000	72,141,326
1.300% 04/20/09(b)	53,000,000	52,732,056
1.305% 12/01/08(b)	154,588,000	154,588,000
1.310% 12/03/08	131,795,000	131,785,408
1.349% 09/14/09(a)	150,000,000	149,994,205
1.351% 12/28/09(a)	165,000,000	164,919,091
1.400% 12/05/08(b)	67,014,000	67,003,576
1.418% 09/18/09(a)	97,000,000	96,998,408
1.480% 03/02/09(b)	35,500,000	35,367,191
1.500% 01/05/09(b)	75,000,000	74,890,625
1.650% 01/12/09	30,000,000	29,942,250
1.650% 01/26/09(b)	111,552,000	111,265,683
1.800% 01/23/09(b)	300,000,000	299,205,000

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Bank (continued)
1.800% 05/13/09	200,000,000	198,370,000
1.800% 05/15/09(b)	112,324,000	111,397,327
1.968% 11/23/09(a)	250,000,000	250,081,877
1.970% 12/05/08(b)	34,250,000	34,242,503
1.991% 05/27/09(a)	90,000,000	90,009,285
2.013% 02/23/09(a)	75,000,000	75,000,000
2.038% 05/20/09(a)	125,000,000	125,000,000
2.050% 01/05/09(b)	150,000,000	149,701,042
2.100% 01/06/09(b)	180,000,000	179,622,000
2.100% 01/09/09(b)	200,000,000	199,545,000
2.116% 02/18/09(a)	371,730,000	371,736,366
2.120% 12/10/08(b)	300,000,000	299,841,000
2.128% 09/04/09(a)	220,000,000	220,000,000
2.150% 01/15/09(b)	90,600,000	90,356,513
2.170% 01/09/09(b)	10,316,000	10,291,749
2.170% 02/11/09(a)	140,000,000	140,002,533
2.220% 01/02/09	256,000,000	256,000,000
2.250% 12/17/08	470,000,000	469,530,000
2.300% 12/22/08(b)	74,463,000	74,363,096
2.350% 12/01/08(b)	400,000,000	400,000,000
2.350% 12/03/08	25,400,000	25,396,684
2.350% 12/10/08(b)	148,000,000	147,913,050
2.350% 12/16/08(b)	60,779,000	60,719,487
2.366% 08/07/09(a)	150,000,000	150,007,669
2.380% 12/22/08(b)	182,685,000	182,431,372
2.400% 12/10/08(b)	57,000,000	56,965,800
2.400% 01/26/09(b)	200,000,000	199,253,333
2.400% 04/21/09	200,000,000	199,986,093
2.450% 03/06/09	100,000,000	99,846,841
2.500% 12/03/08	23,490,000	23,486,738
2.555% 12/15/08(b)	75,000,000	74,925,479
2.556% 12/17/08(a)	100,000,000	100,000,000
2.570% 01/02/09(b)	245,840,000	245,278,392
2.575% 12/08/08(a)	73,905,000	73,908,841
2.584% 12/05/08(a)	420,000,000	420,050,264
2.600% 12/05/08(b)	100,000,000	99,971,111
2.618% 06/11/09(a)	50,000,000	50,018,532
2.625% 04/22/09	59,945,000	59,945,000
2.638% 12/11/09(a)	47,000,000	47,000,000

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Bank (continued)
	2.639% 12/15/09(a)	100,000,000	99,975,055
	2.659% 12/15/08(a)	20,000,000	20,000,845
	2.671% 03/02/09(a)	150,000,000	150,000,000
	2.673% 03/04/09(a)	240,000,000	240,070,580
	2.700% 01/06/09(b)	10,000,000	9,973,000
	2.719% 08/05/09(a)	1,176,000,000	1,176,108,848
	2.750% 12/01/08(b)	100,000,000	100,000,000
	2.750% 02/13/09(b)	98,306,000	97,750,298
	2.760% 02/11/09	80,000,000	80,044,509
	2.790% 01/15/09(b)	200,000,000	199,302,500
	2.830% 03/23/09	157,000,000	157,000,000
	2.850% 03/04/09	83,000,000	82,985,832
	2.988% 12/24/08(a)	192,000,000	192,000,000
	3.000% 12/10/08(b)	100,000,000	99,925,000
	3.000% 12/15/08(b)	50,000,000	49,941,667
	3.000% 01/05/09(b)	250,000,000	249,270,833
	3.100% 12/01/08(b)	80,000,000	80,000,000
	3.100% 01/05/09(b)	47,689,000	47,545,271
	3.150% 12/29/08(b)	365,000,000	364,105,750
	3.200% 02/13/09(b)	87,895,000	87,316,846
	3.285% 04/30/09(a)	25,000,000	24,999,394
	3.664% 01/23/09(a)	335,000,000	335,005,764
	4.089% 01/08/09(a)	430,000,000	430,006,683
	4.110% 10/05/09(a)	330,000,000	330,000,000
	4.129% 01/08/10(a)	150,000,000	150,058,366
	4.145% 07/09/09(a)	150,000,000	150,099,708
	4.154% 04/07/09(a)	25,000,000	24,996,029
	4.349% 07/10/09(a)	755,000,000	754,986,566
	4.460% 07/16/09(a)	180,000,000	180,052,827
	4.575% 07/14/09(a)	75,000,000	75,009,749
	4.590% 01/11/10(a)	140,000,000	140,113,206
	4.643% 01/15/09(a)	25,000,000	25,004,464
	5.250% 01/16/09	25,710,000	25,787,696
Federal Home Loan Mortgage Corp.
	0.150% 12/08/08	50,871,000	50,869,516
	0.156% 12/15/08(b)	150,000,000	149,990,900
	0.200% 12/15/08(b)	54,798,000	54,793,738
	0.250% 12/31/08(b)	23,114,000	23,109,185
	0.300% 12/17/08	51,981,000	51,974,069

5

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
0.800% 01/30/09(b)	120,000,000	119,840,000
2.500% 12/10/08(b)	252,302,000	252,144,311
2.500% 12/18/08(b)	325,150,000	324,766,142
2.650% 12/24/08(b)	58,327,000	58,228,249
U.S. GOVERNMENT AGENCIES TOTAL		31,551,106,763
U.S. GOVERNMENT OBLIGATIONS — 2.0%
U.S. Treasury Bill
0.020% 02/12/09(c)	25,000,000	24,998,986
0.300% 12/04/08(c)	96,856,000	96,853,579
0.341% 12/11/08(c)	15,000,000	14,998,579
0.930% 01/08/09(c)	160,718,000	160,560,228
0.950% 01/08/09(c)	350,000,000	349,649,028
U.S. GOVERNMENT OBLIGATIONS TOTAL		647,060,400

Total Government & Agency Obligations (cost of $32,198,167,163)		32,198,167,163

Total Investments — 99.9% (cost of $32,198,167,163)(d)		32,198,167,163

Other Assets & Liabilities, Net — 0.1%		18,790,434

Net Assets — 100.0%		32,216,957,597

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.  In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

6

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant
Observable Inputs	32,198,167,163	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$32,198,167,163	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.
(b)	The rate shown represents the discount rate at the date of purchase.
(c)	The rate shown represents the annualized yield at the date of purchase.
(d)	Cost for federal income tax purposes is $32,198,167,163.

7

INVESTMENT PORTFOLIO

November 30, 2008 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 86.4%
MASSACHUSETTS — 84.2%
MA Boston Industrial Development Financing Authority
	Fenway Community Health Center,
	Series 2006 A,
	LOC: Fifth Third Bank
	3.000% 06/01/36(a)	8,000,000	8,000,000
	Massdevelopment New Markets,
	Series 2006 B,
	LOC: Fifth Third Bank
	3.000% 06/01/36(a)	9,300,000	9,300,000
MA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.870% 05/01/39(a)	3,625,000	3,625,000
MA Development Finance Agency
	Avalon Action, Inc.,
	Series 2006, AMT,
	Guarantor: FNMA,
	1.150% 07/15/40(a)	5,000,000	5,000,000
	Boston College High School,
	Series 2003,
	LOC: Citizens Bank of Massachusetts
	1.150% 08/01/33(a)	2,860,000	2,860,000
	Boston University,
	Series 2008:
	LOC: Bank of Nova Scotia
	0.600% 10/01/40(a)	10,000,000	10,000,000
	LOC: BNP Paribas
	0.600% 10/01/40(a)	5,555,000	5,555,000
	Cardinal Cushing Centers, Inc.,
	Series 2003,
	LOC: Bank of New York
	1.000% 02/01/33(a)	6,600,000	6,600,000
	Elderhostel, Inc.,
	Series 2000,
	LOC: Royal Bank of Scotland
	1.030% 08/01/30(a)	2,500,000	2,500,000
	Governor Dummer Academy,
	Series 2006 D,
	LOC: Citizens Bank of Massachusetts
	1.150% 08/01/36(a)	7,000,000	7,000,000
	Harvard University:
	Series 2003,
	0.300% 07/15/33(b)(c)	6,435,000	6,435,000
	Series 2006 B-2,
	0.400% 07/15/36(b)(c)	3,700,000	3,700,000
	Jewish Geriatric Services, Inc.,
	Series 2004,
	LOC: Lloyds TSB Bank PLC
	0.820% 05/15/34(a)	1,010,000	1,010,000
	Linden Ponds, Inc.,
	Series 2007 B,
	LOC: Fifth Third Bank
	1.900% 11/01/42(a)	14,910,000	14,910,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Seashore Point Deaconess,
	Series 2007,
	LOC: Banco Santander
	0.820% 06/01/37(a)	6,000,000	6,000,000
	Series 2004, AMT,
	LIQ FAC: FHLMC
	1.230% 01/01/36(a)	10,210,000	10,210,000
	Simmons College,
	Series 2006 G,
	LOC: TD Banknorth N.A.
	0.600% 10/01/35(a)	4,500,000	4,500,000
	The Belmont Day School, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	1.080% 07/01/31(a)	3,800,000	3,800,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Banknorth N.A.
	1.030% 04/01/38(a)	11,600,000	11,600,000
MA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	1.020% 08/01/37(a)	38,790,000	38,790,000
MA Federal Highway Grant Anticipation Notes
	Series 2000 A,
	5.750% 06/15/09(b)(c)	10,000,000	10,177,283
MA Health & Educational Facilities Authority
	Boston University:
	Series 1985,
	LOC: State Street Bank & Trust Co.
	0.550% 12/01/29(a)	7,600,000	7,600,000
	Series 2006,
	Insured: BHAC,
	LIQ FAC: JPMorgan Chase Bank
	1.110% 10/01/12(a)	35,000	35,000
	Dana-Farber Cancer Institution
	Series 2008 L-1,
	LOC: JPMorgan Chase Bank
	0.650% 12/01/46(a)	7,035,000	7,035,000
	Partners Healthcare Systems, Inc.,
	Series 2003 D - 4,
	SPA: Citibank N.A.
	0.700% 07/01/38 (a)	10,830,000	10,830,000
	Series 2005 F-3,
	SPA: Citibank N.A.
	0.700% 07/01/38(a)	2,420,000	2,420,000
	Series 2000,
	LOC: Dexia Credit Local
	2.700% 11/01/30(a)	8,000,000	8,000,000
	Wellesley College,
	Series 1992,
	0.400% 07/01/22(b)(c)	2,335,000	2,335,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.:
	1.130% 06/01/38(a)	1,260,000	1,260,000
	1.160% 12/01/49(a)	9,415,000	9,415,000
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: Citizens Bank of Massachusetts
	1.150% 07/01/26(a)	2,600,000	2,600,000
	Jewish Geriatric Services, Inc.,
	Series 1997 A,
	LOC: Lloyds TSB Bank PLC
	0.820% 05/15/13(a)	3,170,000	3,170,000
	Series 1996, AMT,
	LOC: Citizens Bank of Massachusetts
	1.150% 05/01/16(a)	1,500,000	1,500,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.090% 07/01/10(d)	11,240,000	11,240,000
MA Lehman Municipal Trust Receipts
	Series 2008,
	LIQ FAC: Bank of New York
	10.530% 06/13/23(a)	6,100,000	6,100,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	Insured: FSA,
	SPA: Merrill Lynch International Bank, LD.
	2.300% 07/01/18(a)	16,660,000	16,660,000
	Series 2007,
	SPA: Merrill Lynch Capital Services
	2.330% 11/15/32(a)	4,270,000	4,270,000
	Series 2008, AMT:
	LIQ FAC: FHLMC
	1.230% 11/01/37(a)	18,695,000	18,695,000
	LIQ FAC: FHLMC
	1.270% 05/01/55(a)	10,780,000	10,780,000
MA State
	Series 2000 A,
	5.500% 12/15/09	1,000,000	1,046,386
	Series 2005 A,
	SPA: Citibank N.A.
	0.800% 02/01/28(a)	4,605,000	4,605,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.160% 01/01/24(a)	9,805,000	9,805,000
	Series 2006 A,
	SPA: Dexia Credit Local
	1.050% 03/01/26(a)(c)	4,365,000	4,365,000
	Series 2006,
	5.000% 07/01/09	20,000,000	20,372,603
	Series 2007,
	LOC: Dexia Credit Local
	4.000% 01/01/34(a)	4,845,000	4,845,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2008 A,
	LOC: Societe Generale:
	0.930% 08/01/37(a)	7,625,000	7,625,000
	1.030% 05/01/37(a)	4,250,000	4,250,000
MA Turnpike Authority
	Series 2008 A,
	LOC: Societe Generale
	0.920% 01/01/29(a)	4,775,000	4,775,000
MA University of Massachusetts Building Authority
	Series 2008-1,
	LOC: Lloyds TSB Bank PLC
	0.850% 05/01/38(a)	9,155,000	9,155,000
MA Water Pollution Abatement
	Series 1999 A,
	Pre-refunded 08/01/09
	5.750% 08/01/29	2,355,000	2,447,670
	Series 2008,
	LIQ FAC: Citgroup Financial Products
	1.050% 08/01/32(a)(c)	2,560,000	2,560,000
MA Water Resources Authority
	Series 2008 F,
	SPA: Bank of Nova Scotia
	0.600% 08/01/29(a)(c)	10,000,000	10,000,000
	Series 2008,
	LOC: Dexia Credit Local
	3.990% 08/01/25(a)	3,000,000	3,000,000
MASSACHUSETTS TOTAL			384,368,942
PUERTO RICO — 2.2%
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.160% 08/01/54(a)	10,050,000	10,050,000
PUERTO RICO TOTAL			10,050,000

	Total Municipal Bonds (cost of $394,418,942)		394,418,942

Commercial Paper — 8.3%
MA Development Finance Agency
	1.050% 01/20/09	10,000,000	10,000,000
	1.100% 02/24/09	15,380,000	15,380,000
	1.250% 01/20/09	120,000	120,000
MA Health & Educational Facilities Authority
	1.000% 09/01/38(a)(b)	4,900,000	4,900,000
MA School Building
	2.470% 02/12/09	5,000,000	5,000,000
MA State
	1.420% 01/15/09	2,500,000	2,500,000

4

		Value ($)
Commercial Paper — (continued)
	Total Commercial Paper (cost of $37,900,000)	37,900,000

	Total Investments — 94.7% (cost of $432,318,942)(e)	432,318,942

	Other Assets & Liabilities, Net — 5.3%	24,399,891

	Net Assets — 100.0%	456,718,833

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for the purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant
Observable Inputs	432,318,942	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$432,318,942	$—

5

(a)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(b)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the value of this security, which is not illiquid, represents 2.5% of net assets.

(e)	Cost for federal income tax purposes is $432,318,942.

Acronym	Name
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Money Market Reserves

		Par ($)	Value ($)*
Commercial Paper — 46.2%
Barton Capital Corp.
	4.100% 12/02/08(a)(b)	392,200,000	392,155,333
	4.100% 12/12/08(a)(b)	125,000,000	124,843,403
Cancara Asset Securitization LLC
	2.650% 02/05/09(a)(b)	78,000,000	77,621,050
	4.750% 01/15/09(a)(b)	172,000,000	170,978,750
	4.800% 01/14/09(a)(b)	250,000,000	248,533,333
CBA Delaware Finance, Inc.
	1.880% 01/30/09(a)(b)	65,000,000	64,796,333
Chariot Funding LLC
	1.400% 01/15/09(a)(b)	77,660,000	77,524,095
	1.400% 01/20/09(a)(b)	65,197,000	65,070,228
	1.400% 01/21/09(a)(b)	71,726,000	71,583,743
	1.400% 02/13/09(a)(b)	151,000,000	150,565,456
	2.750% 01/14/09(a)(b)	63,156,000	62,943,726
Charta Corp.
	1.550% 02/23/09(a)(b)	24,000,000	23,913,200
	3.500% 12/12/08(a)(b)	74,700,000	74,620,112
	4.250% 01/14/09(a)(b)	96,500,000	95,998,736
	4.250% 01/15/09(a)(b)	50,000,000	49,734,375
Ciesco LLC
	1.560% 02/24/09(a)(b)	60,000,000	59,779,000
	2.000% 02/06/09(a)(b)	50,000,000	49,813,889
	2.120% 02/04/09(a)(b)	134,000,000	133,487,078
Citigroup Funding, Inc.
	3.020% 12/17/08(b)	125,000,000	124,832,222
CRC Funding LLC
	4.250% 01/20/09(a)(b)	95,250,000	94,687,760
	4.250% 01/21/09(a)(b)	100,000,000	99,397,917
Danske Corp.
	2.080% 02/17/09(a)(b)	264,000,000	262,810,240
	4.350% 12/09/08(a)(b)	200,000,000	199,806,667
Edison Asset Securitization LLC
	2.170% 02/04/09(a)(b)	33,000,000	32,870,704
Eli Lilly & Co.
	1.400% 02/27/09(a)(b)	182,000,000	181,377,156
	1.400% 03/13/09(a)(b)	250,000,000	249,008,333
Fairway Finance LLC
	1.500% 01/23/09(a)(b)	46,000,000	45,898,417
	1.700% 02/12/09(a)(b)	65,000,000	64,775,931
	2.250% 12/05/08(a)(b)	47,000,000	46,988,250

1

		Par ($)	Value ($)
Commercial Paper — (continued)
	3.150% 01/23/09(a)(b)	49,000,000	48,772,762
	3.400% 01/23/09(a)(b)	90,200,000	89,748,499
Falcon Asset Securitization Co. LLC
	1.400% 01/23/09(a)(b)	45,000,000	44,907,250
	1.400% 02/11/09(a)(b)	40,000,000	39,888,000
	1.500% 02/12/09(a)(b)	15,253,000	15,206,605
	1.750% 12/05/08(a)(b)	25,000,000	24,995,139
	2.600% 12/18/08(a)(b)	75,000,000	74,907,917
Gemini Securitization Corp. LLC
	1.700% 01/20/09(a)(b)	275,000,000	274,350,694
	1.700% 01/30/09(a)(b)	25,000,000	24,929,167
	1.950% 02/20/09(a)(b)	150,000,000	149,341,875
	2.000% 02/11/09(a)(b)	57,000,000	56,772,000
	2.000% 02/12/09(a)(b)	137,000,000	136,444,389
	2.850% 02/09/09(a)(b)	158,000,000	157,124,417
General Electric Capital Corp.
	0.600% 12/01/08(b)	270,000,000	270,000,000
	3.850% 12/30/08(b)	230,000,000	229,286,681
Gotham Funding Corp.
	4.100% 12/16/08(a)(b)	25,000,000	24,957,292
	4.200% 12/10/08(a)(b)	38,000,000	37,960,100
Govco LLC
	1.530% 02/13/09(a)(b)	44,000,000	43,861,620
	1.600% 02/17/09(a)(b)	24,000,000	23,916,800
JPMorgan Chase & Co.
	2.750% 12/10/08(b)	250,000,000	249,828,125
Jupiter Securitization Co. LLC
	3.750% 12/15/08(a)(b)	30,000,000	29,956,250
	3.750% 12/16/08(a)(b)	80,000,000	79,875,000
National Australia Funding Delaware, Inc.
	1.850% 02/24/09(a)(b)	133,750,000	133,165,773
Nordea North America, Inc.
	2.000% 01/26/09(a)(b)	175,000,000	174,455,555
Old Line Funding LLC
	1.500% 02/06/09(a)(b)	20,029,000	19,973,086
	1.500% 02/13/09(a)(b)	177,986,000	177,437,210
	1.500% 02/20/09(a)(b)	180,000,000	179,392,500
	4.100% 01/15/09(a)(b)	25,000,000	24,871,875
Park Avenue Receivables Corp.
	1.400% 02/13/09(a)(b)	201,000,000	200,421,567
	3.000% 12/17/08(a)(b)	50,000,000	49,933,333

2

		Par ($)	Value ($)
Commercial Paper — (continued)
	3.100% 01/20/09(a)(b)	25,000,000	24,892,361
	3.700% 12/18/08(a)(b)	50,000,000	49,912,639
Sheffield Receivables Corp.
	1.600% 02/05/09(a)(b)	150,000,000	149,560,000
	4.000% 12/15/08(a)(b)	30,000,000	29,953,333
	4.100% 12/16/08(a)(b)	150,000,000	149,743,750
	4.250% 01/22/09(a)(b)	97,750,000	97,149,924
Shell International Finance BV
	1.650% 03/17/09(a)(b)	100,000,000	99,514,167
	1.650% 03/23/09(a)(b)	200,000,000	198,973,333
Toyota Motor Credit Corp.
	3.150% 02/12/09(a)(b)	57,000,000	56,635,912
	3.150% 02/13/09(a)(b)	85,000,000	84,449,625
	3.900% 01/13/09(a)(b)	225,000,000	223,951,875
Victory Receivables Corp.
	1.650% 01/29/09(a)(b)	40,000,000	39,891,833
	4.200% 12/10/08(a)(b)	125,000,000	124,868,750
Westpac Banking Corp.
	1.990% 02/17/09(a)(b)	475,000,000	472,951,958
	2.700% 12/10/08(a)(b)	125,000,000	124,915,625
	2.710% 12/08/08(a)(b)	325,000,000	324,828,743

	Total Commercial Paper (cost of $8,735,290,746)		8,735,290,746
Certificates of Deposit — 25.2%
ABN AMRO Bank NV
	3.080% 03/09/09	400,000,000	400,000,000
Allied Irish Banks/New York NY
	2.410% 02/05/09	169,000,000	169,003,080
	2.410% 02/06/09	170,000,000	170,003,145
Australia & New Zealand Banking Group/New York
	2.055% 02/26/09	50,000,000	50,000,601
Banco Bilbao Vizcaya Argentina/NY
	2.230% 02/12/09	273,000,000	273,000,000
Banco Santander/New York
	2.500% 03/09/09	338,000,000	338,000,000
Bank of Ireland/Stamford CT
	2.360% 01/30/09	155,000,000	155,000,000
	2.380% 02/06/09	165,000,000	165,000,000
Bank of Nova Scotia
	2.695% 12/10/08	125,000,000	125,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	2.820% 12/11/08	315,000,000	315,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
BNP Paribas
	2.170% 02/17/09	370,000,000	370,000,000
	4.500% 12/09/08	240,000,000	240,000,000
Chase Bank USA
	1.750% 02/17/09	420,000,000	420,000,000
	1.750% 02/18/09	43,000,000	43,000,000
Credit Suisse/New York NY
	2.000% 01/26/09	70,000,000	70,000,000
	2.000% 01/29/09	273,000,000	273,000,000
	2.200% 02/24/09	60,000,000	60,000,000
Lloyds TSB Bank PLC/New York NY
	1.800% 01/26/09	190,000,000	190,000,000
National Australia Bank Ltd.
	1.700% 01/20/09	75,000,000	75,001,039
	1.840% 02/19/09	100,000,000	100,000,000
Nordea Bank Finland PLC
	4.200% 12/08/08	250,000,000	250,000,000
Societe Generale NY
	4.500% 12/08/08	150,000,000	150,000,000
Svenska Handelsbanken NY
	2.750% 12/15/08	160,000,000	160,000,618
UBS AG
	2.850% 12/17/08	100,000,000	100,000,000
	3.063% 02/17/09	100,000,000	100,000,000

	Total Certificates of Deposit (cost of $4,761,008,483)		4,761,008,483
Government & Agency Obligations — 8.6%
U.S. GOVERNMENT AGENCIES — 8.6%
Federal Home Loan Bank
	1.170% 04/21/09(c)	14,000,000	13,935,845
	2.480% 02/09/09(c)	152,000,000	151,267,022
	2.450% 02/24/09(c)	290,000,000	288,322,431
	2.600% 03/25/09(c)	170,000,000	168,600,333
	2.800% 04/13/09(c)	170,000,000	168,241,444
	2.800% 04/30/09(c)	75,000,000	74,125,000
Federal Home Loan Mortgage Corp.
	2.450% 02/11/09(c)	170,000,000	169,167,000
	2.600% 03/02/09(c)	200,000,000	198,685,556
	2.650% 03/18/09(c)	244,000,000	242,078,161
	2.750% 04/07/09(c)	160,400,000	158,843,897

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
	U.S. GOVERNMENT AGENCIES TOTAL		1,633,266,689

	Total Government & Agency Obligations (cost of $1,633,266,689)		1,633,266,689
Corporate Bonds — 6.8%
Axon Financial Funding LLC
	1.080% 05/02/08(a)(d)(e)(f)(g) (amortized cost of $88,113,418)	88,113,418	53,749,185
	1.090% 04/15/08(a)(d)(e)(f)(g) (amortized cost of $44,164,285)	44,164,285	26,940,214
	4.324% 04/04/08(a)(d)(e)(f)(g) (amortized cost of $120,731,037)	120,731,037	73,645,932
HBOS Treasury Services PLC
	2.920% 01/30/09(a)(d)	20,000,000	20,000,000
Merrill Lynch & Co., Inc.
	1.563% 12/12/08(d)	125,000,000	125,000,000
Morgan Stanley Asset Funding, Inc.
	1.200% 12/05/08	900,000,000	900,000,000
Wells Fargo & Co.
	1.573% 01/14/09(a)(d)	25,000,000	25,000,000
Whistlejacket Capital Ltd.
	1.476% 03/25/08(a)(d)(e)(f)(g) (amortized cost of $39,424,168)	39,424,168	34,586,823
	1.476% 06/09/08(a)(d)(e)(f)(g) (amortized cost of $39,424,179)	39,424,179	34,586,832

	Total Corporate Bonds (cost of $1,401,857,086)		1,293,508,986
Time Deposits — 1.1%
Branch Banking & Trust	0.125% 12/01/08	100,000,000	100,000,000
Societe Generale
	0.250% 12/01/08	100,000,000	100,000,000

	Total Time Deposits (cost of $200,000,000)		200,000,000

5

		Par ($)	Value ($)
Municipal Bond — 0.7%
FLORIDA — 0.7%
FL Hurricane Catastrophe Fund
	Series 2006 B,
	1.643% 03/13/09(d)	137,000,000	137,000,034
FLORIDA TOTAL			137,000,034

	Total Municipal Bond (cost of $137,000,034)		137,000,034
Repurchase Agreements — 10.8%
	Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by a U.S. Government Agency Obligation maturing 07/01/13, market value $204,000,726 (repurchase proceeds $200,004,167)	200,000,000	200,000,000

	Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/01/08, at 1.000%, collateralized by asset-backed securities with various maturities to 08/07/37, market value $417,211,832 (repurchase proceeds $400,033,333)	400,000,000	400,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 11/28/08, due 12/01/08, at 1.000%, collateralized by U.S. Government Agency Obligations with various maturities to 11/01/38, market value $203,188,794 (repurchase proceeds $200,016,667)	200,000,000	200,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/28/08, due 12/01/08, at 0.300%, collateralized by U.S. Government Agency Obligations with various maturities to 04/01/38, market value $156,290,468 (repurchase proceeds $153,881,847)	153,878,000	153,878,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/28/08, due 12/01/08, at 0.950%, collateralized by U.S. Government Agency Obligations and asset-backed securities with various maturities to 11/01/38, market value $203,119,319 (repurchase proceeds $200,015,833)	200,000,000	200,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 11/28/08, due 12/01/08, at 1.000%, collateralized by corporate bonds with various maturities to 12/01/37, market value of $309,193,428 (repurchase proceeds $300,025,000)	300,000,000	300,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by U.S. Government Agency Obligations with various maturities to 08/01/38, market value $101,606,504 (repurchase proceeds $100,002,083)	100,000,000	100,000,000

6

		Par ($)	Value ($)*
	Repurchase agreement with Societe Generale, dated 11/28/08, due 12/01/08, at 0.300%, collateralized by U.S. Government Agency Obligations with various maturities to 09/01/38, market value of $304,815,896 (repurchase proceeds $300,007,500)	300,000,000	300,000,000

	Repurchase agreement with UBS Securities, Inc., dated 11/28/08, due 12/01/08, at 1.000%, collateralized by corporate bonds with various maturities to 10/01/49, market value $208,956,435 (repurchase proceeds $200,016,667)	200,000,000	200,000,000

	Total Repurchase Agreements (cost of $2,053,878,000)		2,053,878,000
Other — 0.6%
	Capital Support Agreement with Affiliate	—	108,348,100

	Total Investments – 100.0% (cost of $18,922,301,038)(h)		18,922,301,038

	Other Assets & Liabilities, Net – 0.0%		897,830

	Net Assets – 100.0%		18,923,198,868

7

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the “1940 Act”), provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund’s market-based net asset value per share, securities covered by the Capital Support Agreement (as described below) are valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Structured investment vehicles (SIVs), a sector of the asset-backed commercial paper (“ABCP”) market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium-term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs.  The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the “Agreement”) with NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“Columbia”). Bank of America Corporation (“BOA”) has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor’s, Prime-1 from Moody’s Investors Service, Inc. and F-1+ from Fitch Ratings. BOA’s short-term credit ratings satisfy the ratings requirements for first tier securities (“First Tier Securities”) as defined in paragraph (a)(12) of Rule 2a-7 under the 1940 Act.

The Fund’s objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value (“NAV”) per share at an amount no less than the specific level set forth in the Agreement (the “Minimum NAV Per Share”). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities causing the Fund’s market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a “capital contribution” is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The maximum amount the Support Provider could be required to contribute under the Agreement increased from $185 million to $385 million (the “Maximum Contribution Amount”) for the Fund during the period ended November 30, 2008. The Agreement requires the Support Provider to make a capital contribution upon the Fund’s disposition of a portfolio security that has been subject to a default as described  in Rule 2a-7(c)(6)(ii)(A) under the 1940 Act (a “Covered Security”) at less than its amortized cost (a “Triggering Event”). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund’s market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider’s obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

On November 21, 2007, Axon Financial Funding LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement.

On February 11, 2008, Whistlejacket Capital Ltd. (“Whistlejacket”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event.” As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement.

8

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 1.080% 05/02/08	$88,113,418	$88,113,418	$53,749,185
Axon Financial Funding LLC, 1.090% 04/15/08	44,164,285	44,164,285	26,940,214
Axon Financial Funding LLC, 4.324% 04/04/08	120,731,037	120,731,037	73,645,932
Whistlejacket Capital Ltd., 1.476% 06/09/08	39,424,179	39,424,179	34,586,832
Whistlejacket Capital Ltd., 1.476% 03/25/08	39,424,168	39,424,168	34,586,823

At the end of the reporting period, management estimated the fair value of the Agreement to be $108,348,100.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instrument*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	18,590,443,952	—
Level 3 – Significant Unobservable Inputs	223,508,986	108,348,100
Total	$18,813,952,938	$108,348,100

*Other financial instrument is the value of the Capital Support Agreement.

The following table reconciles asset balances for the three month period ended November 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instrument
Balance as of August 31, 2008	$299,680,000	$39,900,000
Accretion of discounts/Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation / (depreciation)	(23,028,101)	68,448,100
Net sales	(53,142,913)	—
Transfers in and out of Level 3	—	—
Balance as of November 30, 2008	$223,508,986	$108,348,100

9

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $8,129,852,704, which represents 43.0% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
	Axon Financial Funding LLC
	1.080% 05/02/08	04/23/07	$100,000,000
	1.090% 04/15/08	04/10/07	50,000,000
	4.324% 04/04/08	04/02/07	135,000,000
	Whistlejacket Capital Ltd.
	1.476% 06/09/08	05/29/07	50,000,000
	1.476% 03/25/08	03/15/07	50,000,000
			$385,000,000

(b)	The rate shown represents the discount rate at the date of purchase.
(c)	The rate shown represents the annualized yield at the date of purchase.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.
(e)	Security is in default and is a covered security under the Capital Support Agreement.
(f)	Security issued by a structured investment vehicle.
(g)	Represents fair value as determined in good faith under procedures adopted by the Board of Trustees.
(h)	Cost for federal income tax purposes is $18,922,301,038.

10

INVESTMENT PORTFOLIO

November 30, 2008 (Unaudited)	Columbia Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 93.3%
ALABAMA — 1.3%
AL Albertville Industrial Development Board
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	1.270% 03/01/18(a)	9,595,000	9,595,000
AL Chatom Industrial Development Board
	Powersouth Energy Cooperative,
	Series 2008 A,
	GTY AGMT: National Rural Utilities Finance
	6.000% 11/15/38(a)	30,000,000	30,000,000
AL Daphne YMCA Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	1.530% 10/01/22(a)	2,545,000	2,545,000
AL Decatur Industrial Development Board
	BP PLC,
	Series 2001, AMT,
	1.100% 11/01/35(b)	4,500,000	4,500,000
AL Geneva County Industrial Development Board
	Brooks AG Co., Inc.,
	Series 2002, AMT,
	LOC: Regions Bank
	1.630% 03/01/14(a)	2,135,000	2,135,000
AL Housing Finance Authority
	Multi-Family Housing Revenue,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 06/01/35(a)	7,425,000	7,425,000
AL Huntsville Industrial Development Board
	Brown Precision, Inc.,
	Series 2004, AMT,
	LOC: First Commercial Bank
	1.580% 12/01/19(a)	3,230,000	3,230,000
AL Montgomery County
	1.250% 12/11/08	13,350,000	13,350,000
	3.250% 12/03/08	30,000,000	30,000,000
AL Scottsboro Industrial Development Board
	Hisan, Inc.,
	Series 2005, AMT,
	LOC: AmSouth Bank
	1.630% 05/01/27(a)	2,895,000	2,895,000
AL Space Science Exhibit Finance Commission
	Series 2005 A,
	LOC: First Commercial Bank
	2.030% 10/01/22(a)	4,400,000	4,400,000
ALABAMA TOTAL			110,075,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ALASKA — 0.5%
AK Anchorage
	1.250% 01/15/09	20,000,000	20,000,000
AK Industrial Development & Export Authority
	Series 2008 A, AMT,
	LOC: State Street Bank & Co.
	1.250% 04/01/27(a)	17,935,000	17,935,000
ALASKA TOTAL			37,935,000
ARIZONA — 1.4%
AZ Deutsche Bank Spears/Lifers Trust
	Series 2007, AMT,
	GTY AGMT: Deutsche Bank A.G.
	0.940% 12/01/37(a)	60,000,000	60,000,000
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.910% 12/01/39(a)	945,000	945,000
	Series 2005, AMT,
	LIQ FAC: FHLMC
	1.250% 01/01/36(a)	7,320,000	7,320,000
AZ Phoenix Civic Improvement Corp.
	Series 1999 A,
	5.375% 07/01/29	18,310,000	18,831,953
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.910% 06/01/31(a)	4,750,000	4,750,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products
	1.140% 02/01/38(a)	11,640,000	11,640,000
	LIQ FAC: Citigroup Financial Products
	1.140% 07/01/36(a)	7,065,000	7,065,000
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: Bank One N.A.
	2.900% 04/01/19(a)	870,000	870,000
AZ Pima County Industrial Development Authority
	Multi-Family Housing,
	Urban Council LP,
	Series 2007 A, AMT,
	LIQ FAC: FNMA
	1.200% 12/15/37(a)	7,500,000	7,500,000
	ARIZONA TOTAL		118,921,953

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARKANSAS — 0.2%
AR Lowell Industrial Development Revenue
	Little Rock Newspapers, Inc.,
	Series 1996, AMT,
	LOC: Bank of New York
	1.150% 06/01/31(a)	6,500,000	6,500,000
AR Pulaski County Public Facilities
	Bailey Properties LLC,
	Series 2002, AMT,
	LOC: Regions Bank
	1.630% 06/01/42(a)	7,530,000	7,530,000
	Series 2007 C, AMT,
	LOC: Regions Bank
	1.630% 04/01/40(a)	4,350,000	4,350,000
ARKANSAS TOTAL			18,380,000
CALIFORNIA — 2.5%
CA ABAG Finance Authority for Nonprofit Corporations
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.100% 04/01/37(a)	49,105,000	49,105,000
CA Access to Loans for Learning Student Loan Corp.
	Series 2004 A-9, AMT,
	SPA: DEPFA Bank PLC
	7.250% 01/01/39(a)	68,450,000	68,450,000
CA County of St. Clara
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	1.130% 12/15/26	12,300,000	12,300,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	1.070% 09/01/30(a)	4,205,000	4,205,000
	1.220% 02/01/49(a)	3,505,000	3,505,000
CA Southern Home Financing Authority
	Series 2004 A, AMT,
	SPA: FNMA
	1.500% 08/01/34(a)	11,810,000	11,810,000
	Series 2004 B, AMT,
	LIQ FAC: BNP Paribas
	0.950% 02/01/34(a)	4,470,000	4,470,000
CA Statewide Communities Development Authority
	Series 2001,
	SPA: FHLMC,
	GTY AGMT: Merrill Lynch & Co.
	1.200% 07/01/15(a)	8,370,000	8,370,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products, Inc.:
	1.090% 01/01/41	27,620,000	27,620,000
	1.090% 02/01/41	14,255,000	14,255,000
CALIFORNIA TOTAL			204,090,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — 2.8%
CO Aurora Hospital Revenue
	Series 2008 B,
	LOC: Allied Irish Bank PLC
	0.700% 12/01/36(a)	1,595,000	1,595,000
CO BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	1.070% 11/15/24(a)	10,230,000	10,230,000
CO Boulder County
	Boulder Medical Center, Inc.,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.960% 01/01/17(a)	2,185,000	2,185,000
CO Collegeinvest Revenue
	Series 2008 A, AMT,
	LOC: Lloyds TSB Bank PLC
	1.100% 12/01/42(a)	35,000,000	35,000,000
CO Denver City & County Airport Revenue
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	1.050% 11/15/25(a)	23,550,000	23,550,000
	Series 2007, AMT,
	GTY AGMT: Goldmam Sachs
	1.160% 04/01/47(a)	10,485,000	10,485,000
CO Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	Insured: MBIA,
	GTY AGMT: Deutsche Bank A.G.
	0.910% 11/15/18(a)	4,180,000	4,180,000
CO Housing & Finance Authority
	Series 2004 A-2, AMT,
	SPA: Dexia Credit Local
	2.100% 11/01/26(a)	28,000,000	28,000,000
	Series 2005 A-2, AMT,
	SPA: Dexia Credit Local
	2.100% 11/01/27(a)	23,200,000	23,200,000
	Series 2006 A-3, AMT,
	SPA: Dexia Credit Local
	2.100% 11/01/36(a)	40,000,000	40,000,000
	Series 2006 G, AMT,
	LIQ FAC: Goldman Sachs
	1.060% 12/01/36(a)	12,225,067	12,225,067
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.220% 10/01/32(a)	8,905,000	8,905,000
	Series 2008 A-3, AMT,
	SPA: Dexia Credit Local
	2.100% 05/01/38(a)	31,000,000	31,000,000
COLORADO TOTAL			230,555,067

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — 3.7%
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	LIQ FAC: FHLB
	1.130% 04/15/49(a)	297,445,000	297,445,000
DE New Castle County
	Fairfield English VLG LLC,
	Series 2005, AMT,
	LIQ FAC: FNMA
	1.050% 09/15/38(a)	8,500,000	8,500,000
	Flight Safety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	1.050% 12/01/32(a)	5,185,000	5,185,000
DELAWARE TOTAL			311,130,000
DISTRICT OF COLUMBIA — 1.5%
DC Bank of New York Municipal Certificates Trust
	Series 2005, AMT,
	SPA: Bank of New York
	1.150% 12/14/08(b)	29,850,000	29,850,000
DC Housing Finance Agency
	Multi-Family Housing Revenue:
	Series 1995 A, AMT,
	LOC: Natixis
	1.130% 08/01/25(a)	10,000,000	10,000,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.150% 05/01/11(a)	5,000,000	5,000,000
DC Metropolitan Washington Airports Authortity
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.350% 10/01/14(a)	12,790,000	12,790,000
DC Reset Optional Certificates Trust II-R
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products
	1.390% 09/01/40(a)	31,225,000	31,225,000
DC State
	National Association of Realtors,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.250% 12/01/23(a)	7,500,000	7,500,000
	Series 2008,
	2.500% 09/30/09(c)	30,000,000	30,346,800
DISTRICT OF COLUMBIA TOTAL			126,711,800
FLORIDA — 6.0%
FL BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	1.020% 10/01/37(a)	10,125,000	10,125,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Brevard County Industrial Development Revenue
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	1.250% 10/01/24(a)	13,000,000	13,000,000
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	1.070% 06/01/46(a)	72,515,000	72,515,000
FL Citizens Property Insurance Corp.
	Series 2008 A-2,
	4.500% 06/01/09	50,000,000	50,486,688
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	0.910% 10/01/25(a)	7,000,000	7,000,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2007, AMT,
	GTY AGMT: Deutsche Bank A.G.
	0.900% 10/01/37(a)	30,520,000	30,520,000
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.910% 10/01/22(a)	3,820,000	3,820,000
FL Housing Finance Corp.
	Brentwood Club Millenia,
	Series 2002, AMT,
	LOC: FNMA
	1.250% 01/15/35(a)	10,545,000	10,545,000
	Bridgewater Club Partners,
	Series 2002, AMT,
	LOC: SunTrust Bank
	1.000% 06/01/34(a)	7,610,000	7,610,000
	Cove at St. Andrews Partners,
	Series 2003 E-1, AMT,
	LIQ FAC: FNMA
	1.250% 06/15/36(a)	8,215,000	8,215,000
	Hunters Run Partners II, Ltd.,
	Series 2003 G, AMT,
	LOC: FNMA
	1.000% 06/15/36(a)	8,100,000	8,100,000
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	1.070% 06/01/46(a)	29,995,000	29,995,000
	Series 2007 C, AMT,
	LOC: Natixis
	1.110% 06/01/44(a)	9,515,000	9,515,000
	Series 2008 CE, AMT,
	GTY AGMT: Citigroup Financial Products
	1.250% 07/06/34(a)	7,920,000	7,920,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	LIQ FAC: FNMA
	1.230% 11/15/35(a)	3,500,000	3,500,000
	Series 2006 K3, AMT,
	LIQ FAC: FNMA
	1.230% 11/15/35(a)	2,500,000	2,500,000
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/09	16,680,000	16,946,704
FL Jacksonville Economic Development Commission
	Sheltair Executive South,
	Series 2005, AMT,
	LOC: SunTrust Bank
	1.300% 05/01/35(a)	9,425,000	9,425,000
FL Jacksonville Port Authority
	1.100% 01/06/09	22,000,000	22,000,000
FL Lake County Industrial Development Authority
	Senniger Irrigation, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.250% 11/01/24(a)	4,400,000	4,400,000
FL Lee County Housing Finance Authority
	Crossing at Cape Coral,
	Series 1999 A, AMT,
	LOC: SunTrust Bank
	1.250% 12/01/32(a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
	North Fort Myers Utilities,
	Series 2003 A, AMT,
	LOC: SunTrust Bank
	1.250% 06/01/22(a)	7,000,000	7,000,000
FL Marion County Industrial Development Authority
	Series 2006, AMT,
	LOC: SunTrust Bank
	1.300% 10/01/26(a)	3,875,000	3,875,000
FL Miami-Dade County Housing Finance Authority
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products, Inc.
	1.740% 08/01/38(a)	2,825,000	2,825,000
FL Miami-Dade County
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	1.710% 10/01/17(a)	14,295,000	14,295,000
FL Orange County Housing Finance Authority
	Cove At Lady Lake Apartments,
	Series 2005 A, AMT,
	1.250% 05/15/38(a)	9,200,000	9,200,000
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	LIQ FAC: FNMA
	1.250% 05/15/37(a)	15,100,000	15,100,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: Washington Mutual,
	LOC: FHLB
	1.250% 06/15/42(a)	9,500,000	9,500,000
	Multi-Family Revenue,
	Fox Chase Partners, Ltd.,
	Series 2002 E, AMT,
	1.250% 08/15/35(b)	8,640,000	8,640,000
	Series 2004, AMT,
	GIC: Trinity Funding Co., LLC
	1.580% 03/01/34(a)	29,308,000	29,308,000
	Series 2008, AMT:
	GTY AGMT: Citigroup Financial Products
	1.250% 12/01/42(a)	9,900,000	9,900,000
	LIQ FAC: Citigroup Financial Products, Inc.
	1.160% 09/01/42(a)	22,275,000	22,275,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	1.270% 07/01/39(a)	8,780,000	8,780,000
	1.270% 03/01/50(a)	4,750,000	4,750,000
FL Sunshine State Government
	1.050% 01/21/09	8,300,000	8,300,000
	2.250% 12/04/08	5,000,000	5,000,000
	2.400% 12/04/08	10,000,000	10,000,000
FLORIDA TOTAL			503,046,392
GEORGIA — 3.2%
GA Atlanta Urban Residential Finance Authority
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	1.250% 12/01/30(a)	4,770,000	4,770,000
GA Clayton County Development Authority
	Wilson Holdings, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.300% 11/01/13(a)	2,580,000	2,580,000
GA Columbia County Development Authority
	Multi-Family Revenue,
	Westwood Club Apartment Project,
	Series 2002, AMT,
	LOC: KeyBank N.A.
	1.600% 11/15/35(a)	7,460,000	7,460,000
GA East Point Housing Authority Multi-Family Revenue
	Village Highlands Apartments Project,
	Series 2004, AMT,
	LIQ FAC: FHLMC
	1.250% 07/01/37(a)	12,500,000	12,500,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Fulton County Development Authority
	OBH, Inc.,
	Series 1999 B, AMT,
	1.050% 12/01/28(b)	9,350,000	9,350,000
GA George L. Smith lI Congress Center Authority
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	1.240% 07/01/20(a)	6,825,000	6,825,000
GA Gwinnett County Development Authority
	Series 2007, AMT,
	LOC: SunTrust Bank
	1.300% 02/01/32(a)	3,950,000	3,950,000
GA Houston County Development Authority
	Clean Control Corp.
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	1.250% 06/01/20(a)	2,100,000	2,100,000
	Perdue Farms, Inc.,
	Series 2005, AMT,
	LOC: SunTrust Bank
	1.250% 01/01/18(a)	5,500,000	5,500,000
GA Kennesaw Development Authority Housing
	Alta Ridenour LLC,
	Series 2008, AMT,
	LOC: FHLMC
	1.230% 10/01/43(a)	7,350,000	7,350,000
	Walton Ridenour Apartments Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.200% 04/01/37(a)	17,500,000	17,500,000
GA Manchester Development Authority
	G & S Metal Consultants,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.150% 10/01/26(a)	1,915,000	1,915,000
GA Monroe County Development Authority
	Georgia Power Co.,
	Series 1995,
	2.100% 07/01/25(b)	9,000,000	9,000,000
GA Municipal Electric Authority
	1.750% 12/09/08	20,000,000	20,000,000
GA Municipal Gas Authority
	Series 2008,
	2.500% 12/16/09(c)	88,500,000	89,503,590
GA Ports Authority
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.250% 10/01/23(a)	2,900,000	2,900,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	1.270% 12/01/37(a)	13,010,000	13,010,000
	1.270% 12/01/43(a)	11,945,000	11,945,000
	1.270% 04/01/46(a)	9,705,000	9,705,000
GA Richmond County Development Authority
	Stonegate Club Apartments Project,
	Series 2002, AMT,
	LIQ FAC: FNMA
	2.500% 11/15/35(a)	5,155,000	5,155,000
GA Savannah Economic Development Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	1.250% 11/01/27(a)	4,855,000	4,855,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	1.450% 12/01/22(a)	3,430,000	3,430,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	1.250% 09/01/19(a)	3,300,000	3,300,000
GA Winder Barrow County Joint Development Authority Solid Waste Disposal Revenue
	Republic Services, Inc.:
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.250% 11/01/34(a)	6,400,000	6,400,000
	Series 2007, AMT,
	LOC: SunTrust Bank
	1.250% 08/01/25(a)	6,500,000	6,500,000
GEORGIA TOTAL			267,503,590
IDAHO — 1.2%
ID Blackfoot Industrial Development Corp.
	Series 2007, AMT,
	LOC: KeyBank N.A.
	2.200% 11/01/27(a)	4,500,000	4,500,000
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	1.060% 09/01/21(a)	3,540,000	3,540,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
IDAHO — (continued)
ID Housing & Finance Association
	Single Family Mortgage Revenue:
	Series 2004 A-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.300% 07/01/35(a)	8,820,000	8,820,000
	Series 2005 B, AMT,
	SPA: Lloyds TSB Bank PLC
	1.300% 07/01/36(b)	15,695,000	15,695,000
	Series 2007 D-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.300% 07/01/38(a)	5,000,000	5,000,000
	Series 2007 E-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.300% 07/01/38(a)	24,000,000	24,000,000
	Series 2007, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.300% 07/01/38(a)	10,000,000	10,000,000
	Series 2008 CL-1, AMT,
	SPA: Lehman Brothers Commercial Bank
	2.000% 07/01/39(a)	27,000,000	27,000,000
IDAHO TOTAL			98,555,000
ILLINOIS — 2.9%
IL Chicago Enterprise Zone Revenue
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	1.500% 11/01/22(a)	1,150,000	1,150,000
	Series 2002 A, AMT,
	LOC: Charter One Bank FSB
	3.700% 12/01/32(b)	6,705,000	6,705,000
IL Chicago Industrial Development Revenue
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	1.500% 12/01/28(a)	4,500,000	4,500,000
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	1.260% 10/01/31(a)	4,841,000	4,841,000
IL Chicago Multi-Family Housing Revenue
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	1.210% 07/01/34(a)	13,085,000	13,085,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	1.150% 06/01/40(a)	5,307,000	5,307,000
	North Larabee LP:
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	1.500% 04/01/36(a)	4,310,000	4,310,000
	Series 2001 B, AMT,
	LOC: Harris Trust & Savings Bank
	1.500% 04/01/09(b)	300,000	300,000
	Renaissance Saint Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	1.500% 01/01/39(a)	3,660,000	3,660,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products, Inc.:
	1.190% 07/15/39(a)	34,735,000	34,735,000
	1.500% 07/15/39(a)	9,405,000	9,405,000
IL Chicago Solid Waste Disposal Facility Revenue
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: Bank One N.A.
	1.900% 12/01/15(a)	900,000	900,000
IL Cicero Industrial Development Revenue
	Harris Steel Co.,
	Series 1996, AMT,
	LOC: American National Bank & Trust
	2.900% 05/01/11(a)	730,000	730,000
IL Des Plaines Industrial Development Revenue
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase & Co.
	2.900% 10/01/18(a)	1,595,000	1,595,000
IL Development Finance Authority Industrial Development Revenue
	Campagna-Turano Bakery,
	Series 2000, AMT,
	LOC: Bank One N.A.
	1.900% 08/01/25(a)	3,220,000	3,220,000
	Clingan Steel, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.900% 12/01/23(a)	2,265,000	2,265,000
	Crane-Tripp Partners,
	Series 1988, AMT,
	LOC: Northern Trust Co.
	3.000% 02/01/13(a)	2,120,000	2,120,000
	HSU Properties LLC,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.150% 08/01/33(a)	1,145,000	1,145,000
	Knead Dough Banking Co.,
	Series 2000, AMT,
	LOC: Bank One N.A.
	1.900% 09/01/25(a)	560,000	560,000
	Rainbow Graphics, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.900% 08/01/23(a)	1,950,000	1,950,000
	Tajon Warehousing Corp.,
	Series 1990 A, AMT,
	LOC: Bank One Kentucky N.A.
	1.400% 01/01/10(a)	3,100,000	3,100,000
IL Development Finance Authority
	Affordable Housing Revenue,
	Lake Towers Associates II LP,
	Series 1997, AMT,
	LIQ FAC: FHLMC
	1.280% 10/01/23(a)	8,565,000	8,565,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.900% 12/01/23(a)	4,560,000	4,560,000
	Jewish Council Youth Service,
	Series 2003,
	LOC: Harris Trust & Savings Bank
	1.150% 09/01/28(a)	1,045,000	1,045,000
	Multi-Family Revenue,
	West Chicago Senior Apartment,
	Series 2003, AMT,
	LOC: Citibank N.A.
	1.130% 02/01/38(a)	6,700,000	6,700,000
IL Finance Authority Industrial Development Revenue
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	1.900% 12/01/18(a)	1,910,000	1,910,000
IL Finance Authority
	Meyer Industries LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.150% 08/01/36(a)	2,800,000	2,800,000
	Multi-Family Revenue,
	Waterton Vistas II LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	1.110% 10/15/34(a)	8,500,000	8,500,000
	Series 2008, AMT,
	6.500% 07/01/42(a)	43,950,000	43,950,000
	Villagebrook LP,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	1.250% 05/01/35(a)	5,685,000	5,685,000
IL Health Facilities Authority
	Hospital Sister Services,
	Series 2003 A,
	SPA: JPMorgan Chase Bank
	1.550% 12/01/23(a)	45,000	45,000
IL Housing Development Authority
	Multi-Family Revenue:
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: First National Bank,
	1.200% 01/01/34(a)	3,165,000	3,165,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	1.240% 09/01/35(a)	3,705,000	3,705,000
	Spring Creek Associates,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	1.210% 04/01/34(a)	6,010,000	6,010,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	1.210% 10/01/35(a)	3,715,000	3,715,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Lombard Village Industrial Projects
	B&H Partnership Project,
	Series 1995,
	LOC: LaSalle Bank N.A.
	1.400% 10/01/13(a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
	Panduit Corp.,
	Series 1990, AMT,
	LOC: Fifth Third Bank
	3.050% 07/01/15(a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
	Panduit Corp.,
	Series 1996, AMT,
	LOC: Fifth Third Bank
	3.050% 04/01/31(a)	2,500,000	2,500,000
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	SPA: Merrill Lynch Capital Services
	1.650% 06/01/45(a)	11,185,000	11,185,000
	Series 2008, AMT:
	GTY AGMT: FHLMC
	1.270% 01/01/44(a)	4,360,000	4,360,000
	LIQ FAC: FHLMC
	1.270% 01/01/44(a)	3,960,000	3,960,000
IL Savanna Industrial Development Revenue
	Metform Corp. Project,
	Series 1994 B, AMT,
	LOC: Bank One N.A.
	1.900% 06/01/09(a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	1.370% 12/01/33(a)	2,400,000	2,400,000
ILLINOIS TOTAL			239,143,000
INDIANA — 5.4%
IN Allen County Multi-Family Housing Redevelopment
	Woodland Crest Hill Project,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.900% 08/01/17(a)	2,300,000	2,300,000
IN Bloomington Multi-Family Revenue
	Willow Manor Apartments Project,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.150% 11/01/32(a)	2,705,000	2,705,000
IN Bond Bank Revenue
	Series 2008 A,
	LOC: Bank of New York
	3.000% 05/28/09	50,000,000	50,280,955

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Development Finance Authority
	Republic Services, Inc.,
	Series 2005, AMT,
	LOC: Suntrust Bank
	1.250% 11/01/35(a)	7,500,000	7,500,000
IN Elkhart Economic Development Revenue
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	1.160% 04/01/28(a)	725,000	725,000
	Vahala Foam Enterprises Project,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.900% 09/01/17(a)	1,100,000	1,100,000
IN Gibson County Pollution Control Revenue
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	1.000% 10/01/27(b)	10,000,000	10,000,000
	Series 1999, AMT,
	1.000% 01/01/29(b)	10,000,000	10,000,000
	Series 2000 A, AMT:
	1.000% 01/01/28(b)	10,000,000	10,000,000
	1.000% 01/01/30(b)	10,000,000	10,000,000
	Series 2001 B, AMT:
	1.000% 09/01/31(b)	10,000,000	10,000,000
	GTY AGMT: Toyota Motor Credit Corp.
	1.000% 02/01/31(a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
	Crown Equipment Corp.,
	Series 1996, AMT,
	LOC: KeyBank N.A.
	1.200% 02/01/11(a)	2,000,000	2,000,000
IN Health Facility Financing Authority
	Cardinal Center, Inc.,
	Series 1996 A,
	LOC: KeyBank N.A.
	2.300% 12/01/16(a)	55,000	55,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2007:
	2.950% 01/08/09	38,925,000	38,925,000
	2.950% 01/08/09	8,500,000	8,500,000
	Series 2008 C-1, AMT,
	SPA: Dexia Credit Local
	6.000% 01/01/37(a)	55,000,000	55,000,000
	Series 2008,
	1.150% 06/01/09	25,000,000	25,000,000
IN Indianapolis Multi-Family Revenue
	Washington Pointe LP,
	Series 2005, AMT,
	LOC: Fifth Third Bank
	2.650% 08/15/40(a)	8,000,000	8,000,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Jeffersonville Economic Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	3.150% 08/01/21(a)	4,600,000	4,600,000
IN Mount Vernon Pollution Control Revenue
	General Electric Co.,
	Series 1998, AMT,
	0.800% 11/01/18(b)	4,000,000	4,000,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 01/03/19(a)	133,785,000	133,785,000
IN Rockport Pollution Control Revenue
	Alaska Steel Corp.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	1.050% 12/01/27(a)	10,000,000	10,000,000
IN Rockport Revenue
	Alaska Steel Corp.,
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	1.050% 12/01/28(a)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	1.050% 06/01/29(a)	10,000,000	10,000,000
IN South Bend Economic Development Authority
	Series 2007, AMT,
	LOC: Citizens Bank
	1.210% 04/01/27(a)	7,825,000	7,825,000
IN St. Joseph County Economic Development Revenue
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	1.040% 06/01/27(a)	2,365,000	2,365,000
IN Vigo County
	Republic Service, Inc.,
	Series 2003, AMT,
	LOC: Suntrust Bank
	1.250% 07/01/33(a)	5,000,000	5,000,000
INDIANA TOTAL			449,665,955
IOWA — 1.0%
IA Clinton Industrial Development Revenue
	Series 2004, AMT,
	LOC: Northern Trust Co.
	1.300% 12/01/22(a)	4,000,000	4,000,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	1.300% 09/01/11(a)	1,300,000	1,300,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA Finance Authority Industrial Development Revenue
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	1.130% 11/01/17(a)	4,770,000	4,770,000
IA Finance Authority
	Multi-Family Mortgage Revenue,
	Series 2008 A, AMT,
	SPA: Dexia Credit Local
	3.750% 06/01/24(a)	3,750,000	3,750,000
	Single Family Mortgage Revenue:
	Series 2005 E, AMT,
	SPA: State Street Bank & Trust Co.
	0.900% 01/01/36(a)	4,500,000	4,500,000
	Series 2006 A, AMT,
	GIC: Pallas Capital Corp.
	1.780% 12/01/09(a)	15,568,818	15,568,818
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	1.000% 01/01/36(a)	12,000,000	12,000,000
	Series 2008 F, AMT,
	SPA: FHLB
	0.950% 01/01/39(a)	6,000,000	6,000,000
IA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Merrill Lynch,
	GIC: Pallas Capital Corp.
	2.660% 12/01/09(a)	4,385,000	4,385,000
IA School Cash Anticipation Program
	Series 2008 A,
	GIC: Citigroup Financial Products
	3.500% 06/25/09	29,975,000	30,268,923
IA West Burlington Industrial Development Revenue
	Borhi Oil Hydraulic,
	Series 2001 B, AMT,
	LOC: Bank One N.A.
	1.900% 01/01/11(a)	400,000	400,000
IOWA TOTAL			86,942,741
KANSAS — 0.4%
KS Development Finance Authority
	Exempt Facilities Revenue,
	Seaboard Project,
	Series 1995 A, AMT,
	LOC: Bank of New York,
	1.150% 12/01/25(a)	9,200,000	9,200,000
	Series 2008 B, AMT,
	LOC: Wells Fargo Bank N.A.
	1.160% 03/01/43(a)	25,000,000	25,000,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
KANSAS — (continued)
KS Wichita Airport Authority
	Berkshire Hathaway, Inc.,
	Series 2003 A, AMT,
	1.050% 11/01/31(b)	2,860,000	2,860,000
KANSAS TOTAL			37,060,000
KENTUCKY — 1.4%
KY Bardstown
	Linpac Materials Handling,
	Series 2000, AMT,
	LOC: Bank of the West
	2.950% 10/01/19(a)	3,720,000	3,720,000
KY Campbellsville-Taylor County Industrial Development Revenue
	Airguard Industrial, Inc.,
	Series 2001, AMT,
	LOC: Northern Trust Co.
	1.300% 05/01/31(a)	7,410,000	7,410,000
KY Christian County Industrial Building Revenue
	Audubon Area Community Services,
	Series 2004,
	LOC: Branch Banking & Trust
	0.950% 01/01/29(a)	3,360,000	3,360,000
KY Glasgow Industrial Building Revenue
	Ply Tech Corp.,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.150% 07/01/26(a)	2,720,000	2,720,000
KY Hopkinsville Industrial Building Revenue
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	1.450% 06/01/26(a)	3,420,000	3,420,000
KY Housing Corp.
	Multi-Family Housing,
	Series 2006 C, AMT,
	SPA: BNP Paribas
	1.600% 07/01/36(a)	15,425,000	15,425,000
	Series 2005 B, AMT:
	2.620% 01/01/09(b)	12,205,064	12,205,064
	SPA: BNP Paribas
	1.600% 07/01/32(a)	13,615,000	13,615,000
	Series 2005 L, AMT,
	SPA: BNP Paribas
	1.600% 07/01/36(a)	12,900,000	12,900,000
	Series 2006 I, AMT,
	SPA: BNP Paribas
	1.600% 01/01/32(a)	20,755,000	20,755,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.170% 04/01/43(a)	5,460,000	5,460,000
KY Kenton County Industrial Building Revenue
	Blue Grass Provision Co.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.150% 04/01/17(a)	2,505,000	2,505,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Lexington-Fayette Urban County Airport Corp.
	Series 1998 C, AMT,
	LOC: Dexia Bank
	8.000% 07/01/13(a)	900,000	900,000
KY Louisville & Jefferson County Metropolitan Government
	First Trust Restoration Partners,
	Series 2005 A, AMT,
	LOC: Regions Bank
	1.780% 01/01/11(a)	920,000	920,000
KY Louisville Regional Airport Authority
	United Parcel Service, Inc.,
	Series 2006 A, AMT,
	1.330% 11/01/36(b)	8,600,000	8,600,000
KY West Buechel Industrial Building Revenue
	Derby Fabricating LLC,
	Series 2004, AMT,
	LOC: Fifth Third Bank
	3.150% 06/01/24(a)	3,770,000	3,770,000
KENTUCKY TOTAL			117,685,064
LOUISIANA — 3.0%
LA BB&T Municipal Trust
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	1.100% 01/01/32(a)	19,775,000	19,775,000
LA Calcasieu Parish Industrial Development Board
	Citgo Petroleum Corp.,
	Series 1996, AMT,
	LOC: Natixis
	1.200% 07/01/26(a)	60,000,000	60,000,000
LA Jefferson Parish Finance Authority
	Series 2007 A, AMT,
	GIC: GE Capital Corp.
	2.470% 03/01/39(a)	69,224,944	69,224,944
LA Morgan Keegan Municipal Products, Inc.
	Series 2007 A, AMT,
	SPA: Lloyds TSB Bank PLC,
	GIC: Transamerica Life Insurance Co.
	1.230% 02/01/11(a)	9,510,000	9,510,000
LA RBC Municipal Products, Inc. Trust
	Series 2008 L-17, AMT,
	LOC: Royal Bank of Canada
	1.280% 12/01/36(a)	54,495,000	54,495,000
	Series 2008 L14, AMT,
	LOC: Royal Bank of Canada
	1.280% 09/01/28(a)	33,345,000	33,345,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
	Series 2008 L18, AMT,
	LOC: Royal Bank of Canada
	1.280% 03/01/28(a)	5,095,000	5,095,000
LOUISIANA TOTAL			251,444,944
MAINE — 2.8%
ME Housing Authority
	Mortgage Revenue:
	Series 2004 B-3, AMT,
	SPA: State Street Bank & Trust Co.
	1.050% 11/15/27(a)	11,000,000	11,000,000
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	1.300% 11/15/41(a)	8,000,000	8,000,000
	Series 2008 D, AMT,
	SPA: KBC Bank NV
	1.600% 11/15/42(a)	7,000,000	7,000,000
	Series 2008 E-2, AMT,
	SPA: Dexia Credit Local
	3.500% 11/15/30(a)	25,415,000	25,415,000
	Series 2008 E-3, AMT,
	SPA: Dexia Credit Local
	3.500% 11/15/37(a)	20,550,000	20,550,000
	Series 2008, AMT,
	2.000% 11/15/34(a)	34,000,000	34,000,000
ME Term Custodial Receipts
	Series 2008, AMT,
	GIC: Rabobank International:
	1.820% 12/01/08(b)	51,003,000	51,003,000
	1.820% 12/01/08(b)	75,000,000	75,000,000
	Series 2008,
	GIC: Rabobank International
	1.720% 12/01/08(b)	1,747,000	1,747,000
MAINE TOTAL			233,715,000
MARYLAND — 1.1%
MD Administration Department of Housing & Community Development
	Fort Washington Manor LP,
	Series 2005 A, AMT,
	LOC: Citibank N.A.
	1.300% 11/15/38(a)	9,700,000	9,700,000
	Series 2004 F, AMT,
	SPA: State Street Bank & Trust Co.
	1.150% 09/01/35(a)	12,150,000	12,150,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.180% 01/01/15(a)	6,375,000	6,375,000
MD Carroll County Commissioners Economic Development Revenue
	Shelter System Limited Facility,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	1.250% 07/01/24(a)	4,750,000	4,750,000

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.940% 06/01/22(a)	7,450,000	7,450,000
MD Montgomery County Housing Opportunites Commission
	Series 2006, AMT,
	LIQ FAC: FHLMC
	1.230% 02/01/40(a)	49,985,000	49,985,000
MARYLAND TOTAL			90,410,000
MASSACHUSETTS — 2.6%
MA Bay Transportation Authority
	Series 2000,
	SPA: Dexia Credit Local
	1.500% 03/01/30	4,115,000	4,115,000
	Series 2008,
	LIQ FAC: Dexia Credit Local
	3.500% 07/01/26	82,959,000	82,959,000
MA Development Finance Agency
	Series 2004, AMT,
	LIQ FAC: FHLMC
	1.230% 01/01/36(a)	34,340,000	34,340,000
MA Health & Educational Facilities Authority
	Series 2000,
	LOC: Dexia Credit Local
	2.700% 11/01/30	11,600,000	11,600,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	1.160% 07/01/30	25,940,000	25,940,000
	Series 2008, AMT,
	LIQ FAC: FHLMC
	1.230% 11/01/37(a)	29,815,000	29,815,000
MA State
	Series 2004,
	SPA: Dexia Credit Local
	1.150% 08/01/18	11,290,000	11,290,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.160% 01/01/24(a)	2,390,000	2,390,000
	Series 2008 C,
	4.000% 05/29/09	13,000,000	13,113,172
MASSACHUSETTS TOTAL			215,562,172
MICHIGAN — 8.4%
MI Detroit
	Series 2008,
	LOC: KeyBank N.A.
	3.500% 03/31/09	39,915,000	40,124,422
MI Hospital Finance Authority Revenue
	0.800% 03/04/09	35,000,000	35,000,000
	1.150% 01/13/09	35,000,000	35,000,000

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Housing Development Authority
	Series 2006 C, AMT,
	SPA: Fortis Bank SA
	5.000% 04/01/41(b)(e)	58,680,000	58,680,000
	Series 2007, AMT,
	1.350% 12/01/38(a)	17,000,000	17,000,000
	Series 2007 A, AMT,
	SPA: Fortis Bank SA
	5.000% 04/01/42(b)	37,200,000	37,200,000
	Series 2007 C, AMT,
	SPA: Bank of Nova Scotia
	1.600% 10/01/42(a)	56,015,000	56,015,000
	Series 2007 E, AMT,
	SPA: KBC Bank NV
	1.850% 12/01/38(a)	60,000,000	60,000,000
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	1.350% 12/01/38(a)	45,000,000	45,000,000
MI RBC Municipal Products, Inc. Trust
	Series 2008 L-23, AMT,
	LOC Royal Bank of Canada
	1.280% 03/01/28(a)	59,995,000	59,995,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	1.280% 09/01/32(a)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	1.280% 09/01/32(a)	57,895,000	57,895,000
MI Saginaw City School District
	Series 2008,
	3.500% 08/20/09	19,000,000	19,186,982
MI State
	Series 2008 A:
	3.000% 09/30/09	40,000,000	40,309,985
	3.000% 11/01/09	6,110,000	6,151,335
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.900% 02/01/16(a)	1,300,000	1,300,000
MI Strategic Fund Ltd.
	American Autocoat, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.150% 10/01/22(a)	4,245,000	4,245,000
	Detriot Edison Co.,
	Series 2008 D, AMT,
	LOC: KeyBank N.A.
	1.650% 12/01/36(a)	20,000,000	20,000,000
	Erin Flint Properties LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.150% 07/01/26(a)	3,785,000	3,785,000

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	Eureka Welding Alloys, Inc.,
	Series 2000, AMT,
	LOC: KeyBank N.A.
	2.800% 07/01/20(a)	1,900,000	1,900,000
	Home, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.150% 11/01/22(a)	1,720,000	1,720,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.900% 02/01/20(a)	1,700,000	1,700,000
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.150% 08/01/23(a)	855,000	855,000
MICHIGAN TOTAL			699,152,724
MINNESOTA — 0.8%
MN Becker
	Certificates of Participation,
	Series 2004,
	SPA: Bank of New York
	1.200% 11/01/11(a)	9,995,000	9,995,000
MN Eden Prairie Industrial Development Revenue
	SWB LLC,
	Series 2000 A, AMT,
	LOC: US Bank N.A.
	1.400% 11/01/20(a)	1,975,000	1,975,000
MN Minneapolis & St. Paul Housing Finance Board
	Series 2005 A-1, AMT,
	GIC: Trinity Plus Funding Co.
	2.630% 04/01/15(a)	1,469,115	1,469,115
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	1.250% 01/01/23(a)	9,380,000	9,380,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: FHLMC,
	GTY AGMT: Merrill Lynch & Co.
	1.250% 01/01/51(a)	11,995,000	11,995,000
	Series 2007,
	LIQ FAC: FHLMC
	1.140% 05/01/31(a)	935,000	935,000
MN RBC Municipal Products, Inc. Trust
	Series 2008 E8, AMT,
	LIQ FAC: Royal Bank of Canada
	1.200% 08/01/11(a)	25,000,000	25,000,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN St. Paul Port Authority Industrial Development Revenue
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.960% 12/01/12(a)	2,400,000	2,400,000
MN Term Custodial Receipts
	Series 2008, AMT,
	1.820% 04/01/09(b)	4,125,060	4,125,060
MINNESOTA TOTAL			67,274,175
MISSISSIPPI — 0.1%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust Co.
	1.450% 03/01/15(a)	1,180,000	1,180,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust Co.
	1.450% 03/01/25(a)	2,185,000	2,185,000
MS Home Corp.
	Multi-Family Revenue,
	Brandon Housing Associates LP,
	Series 2001-2, AMT,
	LOC: Regions Bank
	1.630% 05/01/31(a)	6,300,000	6,300,000
MISSISSIPPI TOTAL			9,665,000
MISSOURI — 0.3%
MO Scott Industrial Development Authority
	Mid-South Wire Co., Inc.,
	Series 2007, AMT,
	LOC: Regions Bank
	1.630% 05/01/22(a)	2,800,000	2,800,000
MO St. Louis Industrial Development Authority
	General Grant Apartments,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	1.150% 03/01/38(a)	19,140,000	19,140,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006, AMT,
	LOC: U.S. Bank N.A.
	1.130% 05/01/28(a)	6,600,000	6,600,000
MISSOURI TOTAL			28,540,000
MONTANA — 0.1%
MT Board of Housing
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.120% 05/01/40(a)	5,045,000	5,045,000
MONTANA TOTAL			5,045,000

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — 0.4%
NE Investment Finance Authority
	Series 2008 D, AMT,
	SPA: FHLB
	1.050% 09/01/38(a)	12,500,000	12,500,000
NE Lancaster County Industrial Development Revenue
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.130% 11/01/20(a)	3,920,000	3,920,000
NE Omaha Public Power District
	1.150% 01/06/09	12,500,000	12,500,000
NEBRASKA TOTAL			28,920,000
NEVADA — 2.6%
NV Clark County Airport Revenue
	Series 2008 B-1,
	SPA: Dexia Credit Local
	4.000% 07/01/22	70,000,000	70,000,000
	Series 2008, AMT,
	3.000% 07/01/09	100,000,000	100,600,476
NV Housing Division
	Series 2007, AMT,
	LOC: Wells Fargo & Co.
	1.060% 04/01/41(a)	9,155,000	9,155,000
NV Las Vegas Convention & Visitor Center
	3.000% 01/06/09	35,000,000	35,000,000
NEVADA TOTAL			214,755,476
NEW HAMPSHIRE — 0.2%
NH Housing Finance Authority
	P.R.A. Properties LP,
	Series 2003, AMT,
	LIQ FAC: FNMA
	1.250% 04/15/33(a)	16,300,000	16,300,000
NEW HAMPSHIRE TOTAL			16,300,000
NEW JERSEY — 0.5%
NJ State
	Series 2006,
	LIQ FAC: Dexia Credit Local
	1.140% 07/01/19(a)	8,280,000	8,280,000
NJ Turnpike Authority
	Series 2008 A,
	3.000% 05/01/09	35,000,000	35,163,491
NEW JERSEY TOTAL			43,443,491

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — 0.4%
NM Educational Assistance Foundation
	Series 2008 A-3, AMT,
	LOC: Lloyds TSB Bank PLC
	1.120% 04/01/36(a)	37,000,000	37,000,000
NEW MEXICO TOTAL			37,000,000
NEW YORK — 3.6%
NY Housing Development Corp.
	QFC Owner LLC,
	Series 2007, AMT,
	LOC: Citibank N.A.
	0.850% 06/01/42(a)	45,100,000	45,100,000
	Series 2008, AMT,
	1.850% 11/01/40(a)	55,270,000	55,270,000
NY Metropolitan Transportation Authority
	Series 2002 B,
	SPA: Dexia Credit Local
	3.500% 11/01/22(a)	2,980,000	2,980,000
NY Mortgage Agency
	Series 2005, AMT,
	SPA: Dexia Credit Local
	3.250% 04/01/35(a)	40,000,000	40,000,000
NY Nassau County Industrial Development Agency
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs & Co.
	1.050% 12/01/33(a)	46,995,000	46,995,000
NY New York City
	Series 2006 H-2,
	LOC: Dexia Credit Local
	0.700% 01/01/36(b)	20,995,000	20,995,000
	Series 2008,
	SPA: Dexia Credit Local
	1.250% 04/01/35(a)	25,000,000	25,000,000
NY Port Authority of New York & New Jersey
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.880% 01/15/13(a)	4,050,000	4,050,000
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	1.230% 09/01/52(a)	26,135,000	26,135,000
NY Westchester County Industrial Development Agency
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs & Co.
	1.050% 11/01/44(a)	35,542,629	35,542,629
NEW YORK TOTAL			302,067,629
NORTH CAROLINA — 1.5%
NC Agriculture Finance Authority Development Revenue
	McGill Environment System,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	1.250% 12/01/15(a)	2,400,000	2,400,000

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Burke Industrial Facility Pollution Control Revenue
	Cox Manufacturing Co.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	1.250% 06/01/24(a)	1,455,000	1,455,000
NC Capital Facilities Finance Agency
	Republic Services, Inc.,
	Series 2007, AMT,
	LOC: SunTrust Bank
	1.250% 09/01/25(a)	10,000,000	10,000,000
NC Catawba County Industrial Facilities & Pollution Control
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	1.250% 12/01/21(a)	2,660,000	2,660,000
NC Davidson County Industrial Pollution Control Revenue
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	1.250% 04/01/26(a)	4,500,000	4,500,000
NC Durham County
	Multi-Family Housing,
	Series 2005, AMT,
	GTY AGMT: FHLMC
	1.250% 11/01/24(a)	18,130,000	18,130,000
NC Education Assistance Authority
	Series 2008 A2, AMT,
	LOC: Royal Bank of Canada
	1.100% 09/01/35(a)	35,000,000	35,000,000
NC Guilford County Multi-Family Housing Revenue
	Brentwood Crossings Apartments,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.250% 12/01/35(a)	4,900,000	4,900,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Sullivan Corp.,
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	2.900% 01/01/11(a)	810,000	810,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	1.450% 11/01/17(a)	1,900,000	1,900,000
NC Mecklenburg County Multi-Family Housing Revenue
	Barrington Oaks LLC,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.300% 09/01/35(a)	4,420,000	4,420,000

27

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Port Authority Exempt Facilities Revenue
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	1.250% 09/01/22(a)	1,970,000	1,970,000
NC Raleigh Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.350% 05/01/15(a)	14,550,000	14,550,000
	Series 2008 C, AMT,
	LOC: SunTrust Bank
	1.250% 05/01/36(a)	13,000,000	13,000,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	PHC LLC Project,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	1.450% 03/01/14(a)	2,800,000	2,800,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	1.250% 03/01/26(a)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	1.250% 03/01/27(a)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			125,495,000
NORTH DAKOTA — 0.0%
ND Housing Finance Agency Revenue
	Series 2002 B, AMT,
	SPA: KBC Bank N.V.
	5.500% 01/01/34(a)	1,100,000	1,100,000
NORTH DAKOTA TOTAL			1,100,000
OHIO — 0.6%
OH Akron Metropolitan Housing Authority
	Series 1998,
	LOC: Fifth Third Bank
	2.500% 04/01/18(a)	2,090,000	2,090,000
OH Cuyahoga County Multi-Family Revenue
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 02/01/33(a)	5,675,000	5,675,000
OH Franklin County Multi-Family Housing Revenue
	Ottawa Senior LP,
	Series 2005, AMT,
	LOC: Fifth Third Bank
	3.150% 08/01/35(a)	3,700,000	3,700,000

28

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Greene County Industrial Development Revenue
	Series 1995, AMT,
	LOC: KeyBank N.A.
	2.500% 09/01/16(a)	65,000	65,000
OH Hancock County Multi-Family Revenue
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB
	1.200% 01/01/31(a)	720,000	720,000
OH Housing Finance Agency Residential
	Series 2008 B, AMT,
	SPA: FHLB
	1.300% 09/01/39(a)	30,000,000	30,000,000
OH Medina Industrial Development Revenue
	Series 2003 A, AMT,
	LOC: Fifth Third Bank
	3.150% 09/01/23(a)	1,290,000	1,290,000
OH Rickenbacher Port Authority
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 01/01/35(a)	4,620,000	4,620,000
OH Wood County Industrial Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	3.150% 09/01/16(a)	1,075,000	1,075,000
OHIO TOTAL			49,235,000
OKLAHOMA — 1.4%
OK Claremore Industrial & Redevelopment Revenue
	Whirlwind Steel Buildings Project,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	1.900% 09/01/16(a)	1,155,000	1,155,000
OK Housing Finance Agency Single Family Revenue
	Series 2007, AMT,
	GIC: Royal Bank of Canada
	2.470% 09/01/40(a)	43,894,200	43,894,200
OK Industrial Authority Economic Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.150% 10/01/23(a)	1,575,000	1,575,000
OK Morgan Keegan Municipal Products, Inc.
	Series 2006 E, AMT,
	SPA: BNP Paribas,
	GIC: IXIS Funding Corp.
	1.230% 02/01/10(a)	73,900,000	73,900,000
OKLAHOMA TOTAL			120,524,200

29

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — 0.7%
OR Clackamas County Health Facility
	1.300% 02/04/09	10,000,000	10,000,000
OR Economic Development Revenue
	KRC Western, Inc.,
	Series 1997 178, AMT,
	LOC: JP Morgan Chase & Co.
	1.050% 01/01/17(a)	7,650,000	7,650,000
	LD McFarland Cascade Co. Ltd.,
	Series 1996 175, AMT,
	LOC: U.S. Bank N.A.
	1.300% 11/01/16(a)	3,490,000	3,490,000
	Oregon Metal Slitters, Inc.,
	Series 1997 181, AMT,
	LOC: U.S. Bank N.A.
	1.700% 04/01/24(a)	4,695,000	4,695,000
OR Housing & Community Services Department
	Series 2008 C, AMT,
	SPA: KBC Bank NV
	1.600% 07/01/38(a)	10,000,000	10,000,000
OR Portland Airport Revenue
	Series 2008, AMT,
	LOC: Lloyds TSB Bank PLC
	0.900% 07/01/26(a)	12,000,000	12,000,000
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	1.270% 12/01/53(a)	6,880,000	6,880,000
OREGON TOTAL			54,715,000
PENNSYLVANIA — 2.2%
PA Economic Development Financing Authority
	AMC Delancey Traditions,
	Series 2006, AMT,
	LOC: Citizens Bank of PA
	1.150% 12/01/36(a)	5,980,000	5,980,000
PA Elk County Industrial Development Authority Revenue
	Clarion Sintered Metals,
	Series 1998, AMT,
	LOC: PNC Bank N.A.
	1.030% 03/01/09(b)	310,000	310,000
PA Grove City Area Hospital Authority
	Grove Manor,
	Series 2005,
	LOC: Fifth Third Bank
	1.780% 12/01/29(a)	1,620,000	1,620,000

30

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Housing Finance Agency
	Series 2004 84-C, AMT,
	SPA: Dexia Credit Local
	4.000% 04/01/18(b)	9,910,000	9,910,000
	Series 2004 84-D, AMT,
	SPA: Dexia Credit Local
	4.000% 10/01/34(b)	30,000,000	30,000,000
	Series 2006 94-B, AMT,
	SPA: Dexia Credit Local
	4.000% 04/01/27(b)	10,000,000	10,000,000
PA Luzerne County Industrial Development Authority
	Series 2008, AMT,
	GTY AGMT: Goldman Sachs & Co.
	1.160% 09/30/42(a)	18,495,000	18,495,000
PA Pittsburgh Urban Redevelopment Authority
	Series 2001, AMT,
	GIC: Trinity Plus Funding Co.
	2.520% 06/01/31(a)	14,013,000	14,013,000
PA Turnpike Commission
	Series 2008 C3,
	4.000% 07/31/09	92,060,000	92,869,614
PENNSYLVANIA TOTAL			183,197,614
RHODE ISLAND — 0.2%
RI Housing & Mortgage Finance Corp.
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	1.650% 10/01/36(a)	4,920,000	4,920,000
	Series 2008, AMT,
	2.000% 02/05/09	10,280,000	10,280,000
RHODE ISLAND TOTAL			15,200,000
SOUTH CAROLINA — 1.4%
SC Berkeley County Exempt Facility
	BP PLC,
	Series 2003, AMT,
	1.100% 05/01/38(b)	10,600,000	10,600,000
SC Florence County
	Roche Carolina, Inc.:
	Series 1997, AMT,
	LOC: UBS AG
	1.250% 04/01/27(a)	7,800,000	7,800,000
	Series 1998, AMT,
	LOC: Deutsche Bank A.G.
	1.250% 04/01/28(a)	4,400,000	4,400,000
SC Housing Finance & Development Authority
	Series 2008 A, AMT,
	GIC: Depfa Bank PLC
	1.900% 09/18/09	22,000,000	22,000,000
	Spring Grove LP,
	Series 2000, AMT,
	LOC: SunTrust Bank
	1.250% 12/01/34(a)	7,135,000	7,135,000

31

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
SC Jobs Economic Development Authority
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	1.030% 05/01/14(a)	645,000	645,000
	Quoize, Inc.,
	Series 1996, AMT,
	1.450% 05/01/16(b)	3,325,000	3,325,000
	Republic Services, Inc.,
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.250% 04/01/34(a)	7,250,000	7,250,000
	Rock-Tenn Converting Co.,
	Series 2002, AMT,
	LOC: SunTrust Bank
	1.300% 04/01/32(a)	2,500,000	2,500,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	1.450% 11/01/22(a)	3,105,000	3,105,000
	SoPakCo., Inc.,
	Series 2006, AMT,
	LOC: Regions Bank
	1.630% 02/01/16(a)	6,580,000	6,580,000
	Vista Hotel Partners LLC,
	Series 2005, AMT,
	LOC: SunTrust Bank
	1.250% 12/01/35(a)	14,800,000	14,800,000
SC Public Service
	1.200% 01/14/09	4,526,000	4,526,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT:
	GTY AGMT: FHLMC
	1.270% 03/01/49(a)	12,775,000	12,775,000
	LIQ FAC: FHLMC
	1.270% 03/01/49(a)	8,760,000	8,760,000
SOUTH CAROLINA TOTAL			116,201,000
SOUTH DAKOTA — 1.1%
SD Housing Development Authority
	Series 2008 C, AMT,
	SPA: FHLB
	1.250% 05/01/39(a)	45,000,000	45,000,000
	Series 2008 F, AMT,
	SPA: FHLB
	1.000% 05/01/39(a)	34,000,000	34,000,000
SD Lawrence County Solid Waste Disposal Revenue
	Homestake Mining Co.,
	Series 1997 A,
	LOC: JPMorgan Chase Bank
	0.970% 07/01/32(b)	6,000,000	6,000,000

32

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH DAKOTA — (continued)
SD Lawrence County
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	0.800% 07/01/32(a)	3,300,000	3,300,000
SOUTH DAKOTA TOTAL			88,300,000
TENNESSEE — 0.9%
TN Franklin County Industrial Development Board
	Zanini Tennessee, Inc.,
	Series 2005 A, AMT,
	LOC: Regions Bank
	1.780% 12/01/20(a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board
	Packaging Services, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.300% 05/01/18(a)	2,000,000	2,000,000
TN Memphis Health Educational & Housing Facilities Board
	Alco Breezy Point Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	1.630% 12/01/35(a)	3,250,000	3,250,000
	Alco Greenbriar Partners,
	Series 2006 A, AMT,
	LOC: Regions Bank
	1.630% 11/01/36(a)	6,730,000	6,730,000
	Alco Knollcrest Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	1.780% 12/01/35(a)	1,425,000	1,425,000
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board,
	Wedgewood Towers LP,
	Series 2004 A, AMT,
	LOC: AmSouth Bank
	2.330% 06/01/34(a)	1,000,000	1,000,000
TN Metropolitan Nashville Airport Authority
	Embraer Aircraft Services, Inc.,
	Series 2005, AMT,
	LOC: Regions Bank
	2.330% 04/01/30(a)	3,725,000	3,725,000
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.250% 07/01/12(a)	890,000	890,000
TN Monroe County Industrial Development Board
	PJS Enterprises LLC,
	Series 2006, AMT,
	LOC: SunTrust Bank
	1.250% 01/01/21(a)	7,000,000	7,000,000
TN Nashville & Davidson Metropolitan Governments
	1.450% 02/03/09	26,030,000	26,030,000
	3.000% 02/12/09	15,000,000	15,000,000

33

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Tullahoma Industrial Development Board
	Marine Masters Trailers,
	Series 2002, AMT,
	LOC: AmSouth Bank
	1.630% 10/01/17(a)	1,800,000	1,800,000
TN Union County Industrial Development Board
	Cooper Container Corp.,
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.250% 12/01/14(a)	2,300,000	2,300,000
TENNESSEE TOTAL			72,150,000
TEXAS — 10.3%
TX Austin Water & Wastewater Systems Revenue
	Series 2008,
	LOC: Dexia Credit Local
	2.500% 05/15/31(a)	3,300,000	3,300,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.140% 01/02/23(a)	9,840,000	9,840,000
	1.140% 03/01/34(a)	10,680,000	10,680,000
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC,
	Series 2002 A, AMT,
	LOC: Citibank N.A.
	1.000% 05/01/37(b)	44,630,000	44,630,000
TX Calhoun County Naval Industrial Development Authority
	BP Chemicals, Inc.,
	Series 2003, AMT,
	1.100% 01/01/24(b)	2,400,000	2,400,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
	Texas Disposal Systems, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	1.050% 05/01/16(a)	11,860,000	11,860,000
TX Dallas Housing Finance Corp.
	Multi-Family Revenue,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.140% 02/01/37(a)	11,030,000	11,030,000
	1.140% 03/01/38(a)	14,850,000	14,850,000

34

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Department of Housing & Community Affairs
	Lancaster Apartments LP,
	Series 2007, AMT,
	LIQ FAC: FNMA
	1.050% 07/15/40(a)	14,250,000	14,250,000
	Single Family Revenue,
	Series 2005 A, AMT,
	SPA: Dexia Credit Local
	4.150% 09/01/36(a)	72,890,000	72,890,000
	WOV Apartments LP,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	1.050% 07/01/41(a)	13,125,000	13,125,000
TX Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT:
	GTY AGMT: Deutsche Bank A.G.
	0.910% 07/01/21(a)	3,110,000	3,110,000
	LIQ FAC: Deutsche Bank A.G.
	0.910% 11/01/24(a)	55,510,000	55,510,000
TX East Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 11/01/36(a)	12,275,000	12,275,000
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum Corp.,
	Series 2001, AMT,
	LOC: Bank of New York
	1.100% 03/01/31(b)	18,235,000	18,235,000
TX Gulf Coast Waste Disposal Authority
	Environmental Facilities Revenue,
	Exxon Mobil Corp.
	Series 2001 A, AMT,
	1.300% 06/01/30(a)	4,000,000	4,000,000
	Exxon Mobil Corp.,
	Series 2001 B, AMT,
	1.300% 06/01/25(a)	15,400,000	15,400,000
TX Harris County Health Facilities Development Corp.
	Blood Center Gulf Coast Regional,
	Series 1992,
	LOC: JPMorgan Chase Bank
	1.400% 04/01/17(a)	2,050,000	2,050,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Series 1998, AMT,
	LIQ FAC: FNMA
	1.300% 06/01/30(a)	10,920,000	10,920,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products:
	1.140% 08/01/36(a)	7,105,000	7,105,000
	1.140% 02/01/37(a)	12,375,000	12,375,000
	1.140% 11/01/40(a)	14,850,000	14,850,000
	LIQ FAC: Citigroup Financial Products
	1.140% 05/01/36(a)	5,785,000	5,785,000

35

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Industrial Development Corp.
	Deer Park Refining LP,
	Series 2006, AMT,
	1.000% 02/01/23(b)	77,120,000	77,120,000
	Exxon Mobil Corp.,
	Series 1997, AMT,
	0.700% 04/01/32(b)	3,000,000	3,000,000
TX Houston Housing Financial Corp.
	Series 2004, AMT,
	LIQ FAC: FNMA
	1.050% 04/15/37(a)	3,500,000	3,500,000
TX Lower Neches Valley Authority Industrial Development Corp.
	Mobil Oil Corp.,
	Series 1999, AMT,
	1.050% 04/01/29(b)	10,300,000	10,300,000
TX Mansfield Industrial Development Corporation Revenue
	Aces - Pier 1 - Imports - Tex, Inc.,
	Series 1986, AMT,
	LOC: JPMorgan Chase Bank
	1.600% 11/01/26(a)	5,100,000	5,100,000
TX Panhandle Regional Housing Finance Agency
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.140% 05/01/35(a)	6,200,000	6,200,000
	1.140% 05/01/36(a)	5,445,000	5,445,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	1.270% 10/01/50(a)	11,425,000	11,425,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	1.270% 06/01/30(a)	4,830,000	4,830,000
	1.270% 07/01/44(a)	10,010,000	10,010,000
	1.270% 03/01/46(a)	14,205,000	14,205,000
	1.270% 09/01/46(a)	13,225,000	13,225,000
	1.270% 09/01/47(a)	12,125,000	12,125,000
	1.270% 12/01/47(a)	11,670,000	11,670,000
	1.270% 11/01/49(a)	14,555,000	14,555,000
	1.270% 05/01/50(a)	14,325,000	14,325,000
TX RBC Municipal Products, Inc. Trust
	Series 2008, AMT,
	LOC: Royal Bank of Canada
	1.280% 12/01/27(a)	58,945,000	58,945,000
TX Southeast Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 03/01/38(a)	14,080,000	14,080,000

36

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX State
	Series 2004 A, AMT,
	SPA: State Street Bank & Trust Co.
	1.000% 12/01/34(a)	42,280,000	42,280,000
	Series 2006, AMT,
	SPA: State Street Bank & Trust Co.:
	2.250% 02/01/12(a)	18,430,000	18,430,000
	2.250% 02/01/13(a)	33,460,000	33,460,000
	2.250% 08/01/14(a)	6,495,000	6,495,000
	2.250% 08/01/16(a)	6,770,000	6,770,000
	2.250% 08/01/17(a)	4,850,000	4,850,000
TX Travis County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Rosemont at Old Manor Apartments,
	Series 2004, AMT,
	LIQ FAC: FNMA
	1.050% 08/15/37(a)	6,700,000	6,700,000
TX Tyler Health Facilities Development Corp.
	Series 1997,
	5.375% 11/01/27	10,380,000	10,656,621
TX University Systems Revenue Finance
	0.600% 03/04/09	26,500,000	26,500,000
	0.800% 03/04/09	40,000,000	40,000,000
TEXAS TOTAL			856,671,621
UTAH — 0.7%
UT Housing Corp.
	Multi-Family Revenue,
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	0.990% 07/01/35(a)	9,000,000	9,000,000
	Single Family Mortgage Revenue,
	Series 2008 D-1,
	LIQ FAC: Wells Fargo Bank N.A.,
	GTY AGMT: DEPFA Bank PLC
	2.300% 07/01/39(a)	12,250,000	12,250,000
	Series 2008 B1-Cl, AMT,
	SPA: Wells Fargo Bank N.A.
	1.300% 07/01/39(a)	12,950,000	12,950,000
UT Housing Finance Agency
	Single Family Mortgage Revenue,
	Series 2001 B, AMT,
	LIQ FAC: FHLB
	1.300% 07/01/32(a)	11,575,000	11,575,000
UT Salt Lake City Industrial Development Revenue
	Spring Air Mountain West,
	Series 2003, AMT,
	LOC: U.S.Bank N.A.
	1.250% 07/01/23(a)	2,375,000	2,375,000

37

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Tooele City Industrial Development Revenue
	Encon Utah Project,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	1.300% 10/01/22(a)	3,100,000	3,100,000
UT West Jordan Industrial Development Revenue
	Vesper Corp.,
	Series 1994 A, AMT,
	LOC: KeyBank N.A.
	1.200% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL			56,250,000
VERMONT — 0.0%
VT Economic Development Authority
	Alpine Pipeline Co.,
	Series 1999 A, AMT,
	LOC: KeyBank N.A.
	2.500% 12/01/20(a)	1,075,000	1,075,000
VERMONT TOTAL			1,075,000
VIRGINIA — 0.8%
VA Chesterfield County Economic Development Authority
	Bon Secours Health Systems,
	Series 2008 C2,
	SPA: Dexia Credit Local
	3.850% 11/01/42(a)	3,405,000	3,405,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	1.450% 09/01/26(a)	1,900,000	1,900,000
VA Fairfax County Redevelopment & Housing Authority
	Multi-Family Housing Revenue,
	Series 2007 67G, AMT,
	GTY AGMT: Goldman Sachs
	1.060% 06/01/42(a)	27,995,000	27,995,000
VA Portsmouth Redevelopment & Housing Authority
	Multi-Family Housing,
	Series 2006, AMT,
	SPA: FHLMC,
	GTY AGMT: Merrill Lynch & Co.
	1.250% 03/01/50(a)	3,430,000	3,430,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	1.270% 05/01/40(a)	6,640,000	6,640,000
	LIQ FAC: Merrill Lynch & Co.
	1.630% 07/01/33(a)	16,900,000	16,900,000

38

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Westmoreland County Industrial Development Revenue
	Economic Development Revenue,
	Second Development LLC,
	Series 2003, AMT,
	LOC: Regions Bank
	1.450% 08/01/19(a)	3,000,000	3,000,000
VIRGINIA TOTAL			63,270,000
WASHINGTON — 3.4%
WA Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	GTY AGMT: Deutsche Bank A.G.:
	0.910% 04/01/16(a)	3,775,000	3,775,000
	0.910% 02/01/21(a)	3,950,000	3,950,000
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.960% 08/01/26(a)	3,280,000	3,280,000
WA Health Care Facilities Authority
	Southwest Medical Center,
	Series 2008,
	LOC: Allied Irish Bank PLC
	0.600% 09/01/34(a)	4,750,000	4,750,000
WA Housing Finance Commission
	Multi-Family Housing Revenue:
	Inglebrook Court Project,
	Series 1995, AMT,
	LIQ FAC FHLMC
	1.050% 07/01/25(b)	8,300,000	8,300,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: US Bank N.A.
	1.300% 05/01/28(a)	1,350,000	1,350,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.140% 06/01/40(a)	7,395,000	7,395,000
	Sherwood Springs Apartments,
	Series 1997 A, AMT,
	LOC: US Bank N.A.
	1.300% 09/01/27(a)	2,000,000	2,000,000
	Sisters of Providence,
	Series 1995, AMT,
	LOC: US Bank N.A.
	1.300% 12/01/15(a)	1,505,000	1,505,000
	Multi-Family Revenue:
	Lake City Senior Housing Associates,
	Series 2006, AMT,
	LIQ FAC: FHLMC
	1.250% 07/01/39(a)	4,500,000	4,500,000
	Mountain West Investment Corp.,
	Series 2001, AMT,
	LIQ FAC: FNMA
	1.050% 09/01/34(a)	6,285,000	6,285,000
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.200% 07/01/36(a)	1,300,000	1,300,000

39

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	The Seasons I LLC,
	Series 2006, AMT,
	LIQ FAC: FNMA
	1.250% 12/15/40(a)	14,700,000	14,700,000
	Series 2008, AMT:
	2.100% 07/01/09	20,000,000	20,000,000
	GTY AGMT: Citigroup Financial Products
	1.340% 01/01/38(a)	5,455,000	5,455,000
WA Pierce County Economic Development
	McFarland Cascade,
	Series 1996, AMT,
	LOC: US Bank N.A.
	1.300% 12/01/17(a)	3,755,000	3,755,000
WA Port of Seattle
	Series 1997, AMT,
	LOC: Fortis Bank
	1.150% 09/01/22(a)	108,830,000	108,830,000
	Series 2005, AMT,
	LOC: Fortis Bank
	2.000% 09/01/35(a)	62,925,000	62,925,000
WA Seattle Housing Authority Revenue
	High Point South LP,
	Series 2007, AMT,
	LOC: KeyBank N.A.
	1.700% 03/01/39(a)	11,500,000	11,500,000
	Rainier Vista Project, Phase I,
	Series 2003, AMT,
	LOC: KeyBank N.A.
	1.250% 12/01/36(a)	4,935,000	4,935,000
WA Yakima County Public Corp.
	Oord Dairy,
	Series 2004, AMT,
	LOC: KeyBank N.A.
	2.200% 04/01/18(a)	4,415,000	4,415,000
WASHINGTON TOTAL			284,905,000
WEST VIRGINIA — 0.7%
WV Beckley Revenue Refunding
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia
	1.050% 10/01/16(a)	5,955,000	5,955,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2008 B, AMT,
	LOC: JPMorgan Chase Bank
	1.250% 02/01/36(a)	10,000,000	10,000,000
WV Putnam County Solid Waste Disposal Revenue
	Toyota Motor Credit Corp.,
	Series 1998 A, AMT,
	1.000% 06/01/28(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			55,955,000

40

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — 5.1%
WI Caledonia Industrial Development Revenue
	Caledonia Properties LLC,
	Series 1998, AMT,
	LOC: Fifth Third Bank
	3.150% 12/01/18(a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.150% 04/01/33(a)	1,000,000	1,000,000
WI Health & Educational Facilities
	0.900% 04/07/09	10,000,000	10,000,000
	1.000% 05/18/09	10,000,000	10,000,000
WI Housing & Economic Development Authority
	Series 2003 A, AMT,
	SPA: FHLB
	1.600% 09/01/33(a)	10,920,000	10,920,000
	Series 2005 A, AMT,
	SPA: Lloyds TSB Bank PLC
	1.600% 03/01/36(a)	80,810,000	80,810,000
	Series 2005 D, AMT,
	SPA: BNP Paribas
	1.600% 09/01/36(a)	81,060,000	81,060,000
	Series 2006 A, AMT,
	SPA: KBC Bank N.V.
	1.100% 09/01/37(a)	2,900,000	2,900,000
	Series 2007 E, AMT,
	SPA: Fortis Bank SA
	1.600% 09/01/38(a)	27,980,000	27,980,000
	Series 2008 A, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.050% 09/01/38(a)	86,165,000	86,165,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.180% 03/01/12(a)	6,720,000	6,720,000
WI Kenosha Industrial Development Revenue
	Monarch Plastics, Inc.,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	2.900% 12/01/09(a)	350,000	350,000
WI Menomonee Falls Industrial Development Revenue
	Jema LLC,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	1.900% 09/01/14(a)	1,915,000	1,915,000
WI Milwaukee
	1.600% 12/11/08	4,000,000	4,000,000

41

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
	3.250% 12/11/08	12,000,000	12,000,000
	Series 2008,
	3.000% 09/03/09	50,000,000	50,517,025
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	1.130% 12/01/44(a)	3,900,000	3,900,000
WI Oconto Industrial Development Revenue
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	1.400% 11/01/12(a)	700,000	700,000
WI Park Falls Industrial Development Revenue
	Shield Brothers, Inc.,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	1.100% 08/01/20(a)	700,000	700,000
WI Pewaukee Industrial Development
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase & Co.
	1.900% 09/01/20(a)	1,525,000	1,525,000
WI Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	LIQ FAC: Merrill Lynch International Bank Ltd.
	1.630% 03/01/38(a)	25,565,000	25,565,000
WI Saukville Village Community Industrial Development Authority
	Calibre, Inc.,
	Series 2004, AMT,
	LOC: U.S. Bank N.A.
	1.460% 09/01/29(a)	1,250,000	1,250,000
WI Sheboygan Industrial Development Revenue
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC:Bank One N.A.
	1.900% 08/01/12(a)	1,670,000	1,670,000
WI Term Tender Custodial Receipts
	Series 2008,
	2.750% 02/02/09(b)	3,555,000	3,555,000
WISCONSIN TOTAL			426,702,025

42

		Par ($)	Value ($)
Municipal Bonds — (continued)
WYOMING — 0.0%
WY Lincoln County Pollution Control Revenue
	Exxon Capital Ventures,
	Series 1987 C, AMT,
	2.270% 07/01/17(b)	3,000,000	3,000,000
WYOMING TOTAL			3,000,000

	Total Municipal Bonds (cost of $7,774,642,633)		7,774,642,633

Short-Term Obligations — 5.9%
VARIABLE RATE DEMAND NOTES — 5.9%
Federal Home Loan Mortgage Corp.
	1.130% 09/15/50(b)	263,753,000	263,753,000
	Multi-Family Variable Rate Certificates,
	Series M015, AMT,
	LIQ FAC: FHLMC
	1.180% 05/15/46(b)	46,835,000	46,835,000
FHLMC Multifamily VRD Certificates
	1.180% 02/15/35(b)(d)	10,483,816	10,483,816
	1.180% 08/15/45(b)(d)	118,431,824	118,431,824
	1.180% 01/15/47(b)(d)	38,981,824	38,981,824
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Dexia Credit Local
	1.250% 07/01/22(a)	11,590,000	11,590,000
VARIABLE RATE DEMAND NOTES TOTAL			490,075,464

	Total Short-Term Obligations (cost of $490,075,464)		490,075,464

	Total Investments(g) — 99.2% (cost of $8,264,718,097)(e)		8,264,718,097

	Other Assets & Liabilities, Net — 0.8%		66,668,569

	Net Assets — 100.0%		8,331,386,666

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

43

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	8,264,718,097	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$8,264,718,097	$—

(a)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(b)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(c)	Security purchased on a delayed delivery basis.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Cost for federal income tax purposes is $8,264,718,097.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

44

INVESTMENT PORTFOLIO

November 30, 2008 (Unaudited)	Columbia New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.3%
NEW YORK — 95.1%
NY Albany Industrial Development Agency
	Daughters of Sarah Housing Co., Inc.,
	Series 2001 A,
	LOC: KeyBank N.A.
	2.500% 03/01/31(a)	6,615,000	6,615,000
NY Allegany County Industrial Development Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	1.700% 04/01/29(a)	4,500,000	4,500,000
NY Binghamton City School District
	Series 2008,
	3.200% 01/16/09	2,700,000	2,701,484
NY Board of Cooperative Educational Services First Supervisory District Suffolk County
	Series 2008,
	2.500% 06/26/09	8,500,000	8,530,767
NY Broome County Industrial Development Agency
	James Johnston Memorial Nursing Home,
	Series 2003,
	LOC: Bank of New York
	0.950% 02/01/29(a)	1,960,000	1,960,000
NY Chenango County Industrial Development Agency
	Grace View Manor Nursing,
	Series 2003,
	LOC: Bank of New York
	0.950% 02/01/29(a)	2,685,000	2,685,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	1.000% 05/01/31(a)	4,305,000	4,305,000
NY Dormitory Authority
	0.850% 01/06/09	10,300,000	10,300,000
	1.680% 12/10/08	7,000,000	7,000,000
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA NA
	0.920% 07/01/34(a)	2,470,000	2,470,000
	Series 1998,
	Pre-refunded 02/01/09
	5.250% 08/01/18	3,000,000	3,047,484
	Series 2005 A-09,
	SPA: Bank of New York
	1.100% 05/15/31(a)	17,060,000	17,060,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	1.040% 03/15/37(a)(b)	12,600,000	12,600,000
	Series 2008 A1,
	LOC: Allied Irish Bank PLC
	0.950% 09/01/36(a)	6,500,000	6,500,000
	Sisters of Charity Hospital,
	Series 2006 C,
	LOC: HSBC Bank USA NA
	0.920% 07/01/22(a)	6,200,000	6,200,000
NY Dutchess County Industrial Development Agency
	Marist College,
	Series 2005 A,
	LOC: Bank of New York
	0.750% 07/01/35(a)	8,435,000	8,435,000
	Series 1999 A,
	LOC: Bank of New York
	0.750% 07/01/28(a)	700,000	700,000
	Trinity Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank, N.A.
	0.780% 10/01/32(a)	1,765,000	1,765,000
NY East Rochester Housing Authority Revenue
	Series 2006 A,
	LOC: Citizens Bank N.A.
	0.900% 12/01/36(a)	5,900,000	5,900,000
NY Eclipse Funding Trust
	Series 2006 -28,
	LOC: U.S. Bank N.A.
	1.010% 11/15/13(a)	2,500,000	2,500,000
	Series 2006,
	LOC: U.S. Bank N.A.
	1.010% 06/15/12(a)(b)	1,000,000	1,000,000
NY Elmira Heights Central School District
	Series 2008,
	2.750% 07/15/09	7,100,000	7,125,777
NY Environmental Facilities Corp.
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.000% 12/15/15(a)	3,625,000	3,625,000
NY Erie County Industrial Development Agency
	Orchard Park CCRC, Inc.,
	Series 2006 B,
	LOC: Citizens Bank NA
	0.820% 11/15/36(a)	12,000,000	12,000,000
	Series 1996,
	LOC: KeyBank of New York
	2.300% 11/01/16(a)	575,000	575,000
	Series 2008,
	LOC: KeyBank N.A.
	2.000% 06/01/22(a)	3,155,000	3,155,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Guilderland Industrial Development Agency
	WIldwood Prgrams, Inc.,
	Series 2007 A,
	LOC: KeyBank N.A.
	1.700% 07/01/32(a)	4,500,000	4,500,000
NY Hempstead Union Free School District
	Series 2008,
	3.750% 06/12/09	6,320,000	6,370,587
NY Herkimer County Industrial Development Agency
	Templeton Foundation,
	Series 2000,
	LOC: KeyBank N.A.
	1.700% 12/01/14(a)	1,765,000	1,765,000
NY Housing Finance Agency
	Barclay Street Realty LLC,
	Series 2004 A,
	Guarantor: FNMA
	0.700% 11/15/37(a)	10,700,000	10,700,000
NY La Fargeville Central School District
	Series 2008,
	2.750% 07/10/09	2,000,000	2,005,909
NY Livingston County Industrial Development Agency
	Nicholas H. Noyes Memorial Hospital,
	Series 2007 A,
	LOC: HSBC Bank USA NA
	0.920% 07/01/19(a)	2,457,000	2,457,000
NY Local Government Assistance Corp.
	Series 1995 D,
	LOC: Societe Generale
	0.700% 04/01/25(a)	3,180,000	3,180,000
	Series 1995 F,
	LOC: Societe Generale
	1.100% 04/01/25(a)	6,100,000	6,100,000
	Series 1995,
	LOC: Bank of Nova Scotia
	0.700% 04/01/25(a)	1,135,000	1,135,000
	Series 2003 A-6V,
	SPA: KBC Bank NV
	2.500% 04/01/18(a)	900,000	900,000
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.140% 04/01/21(a)	5,235,000	5,235,000
	Series 2008 B,
	SPA: Dexia Credit Local
	2.650% 04/01/21(a)	17,290,000	17,290,000
NY Marlboro Central School District
	Series 2008,
	4.500% 07/15/09	11,000,000	11,033,147
NY Metropolitan Transportation Authority
	1.450% 02/10/09	9,000,000	9,000,000
	2.900% 03/10/09	25,000,000	25,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2005 E-1,
	LOC: Fortis Bank SA/NV
	1.800% 11/01/35(a)	5,300,000	5,300,000
	Series 2005 E-2,
	LOC: Fortis Bank SA/NV
	0.950% 11/01/35(a)	66,900,000	66,900,000
	Series 2005 G-2,
	LOC: BNP Paribas
	1.250% 11/01/26(a)	8,200,000	8,200,000
	Series 2008 B-1,
	LOC: Scotiabank
	0.850% 11/01/34(a)	7,400,000	7,400,000
	Series 2008 B-2,
	LOC: BNP Paribas
	0.600% 11/01/34(a)	8,125,000	8,125,000
	Series 2008 B-3,
	LOC: Lloyds TSB Bank PLC
	0.850% 11/01/34(a)	7,800,000	7,800,000
	Series 2008 B-4,
	LOC: KBC Bank NV
	1.350% 11/01/34(a)	4,100,000	4,100,000
	Series 2008,
	LOC: Bank of Nova Scotia
	0.450% 11/01/26(a)	35,565,000	35,565,000
NY Monroe County Industrial Development Agency
	Association For The Blind,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.750% 02/01/38(a)	2,000,000	2,000,000
	DePaul Properties, Inc.,
	Series 2006,
	LOC: KeyBank N.A.
	1.500% 06/01/26(a)	6,995,000	6,995,000
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.900% 01/15/32(a)	2,200,000	2,200,000
	Nazareth College Of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	1.050% 04/01/38(a)	4,500,000	4,500,000
	Series 1998,
	LOC: KeyBank N.A.
	2.000% 08/01/18(a)	2,920,000	2,920,000
	St. Ann’s Nursing Home Co., Inc.,
	Series 2000,
	LOC: HSBC Bank USA NA
	0.750% 07/01/30(a)	4,855,000	4,855,000
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA NA
	0.750% 07/01/30(a)	9,925,000	9,925,000
	YMCA of Greater Rochester,
	Series 2005,
	LOC: Manurfacturers & Traders
	1.030% 04/01/31(a)	4,455,000	4,455,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Mount Vernon City School District
	Series 2008,
	4.000% 08/11/09	9,124,852	9,236,200
NY Nassau County Tobacco Settlement Corp.
	Series 1999 A,
	Pre-refunded 07/15/09:
	6.250% 07/15/20	4,125,000	4,279,291
	6.500% 07/15/27	10,000,000	10,389,176
NY Nassau Health Care Corp.
	Series 1999,
	Pre-refunded 08/01/09:
	5.500% 08/01/19	18,750,000	19,648,969
	5.750% 08/01/29	3,000,000	3,148,800
NY New York City Cultural Trust
	American Museum of Natural History,
	Series 1999 A,
	Pre-refunded 07/01/09,
	5.750% 07/01/29	19,880,000	20,532,642
	Lincoln Center For Performing Arts,
	Series 2008 B-1,
	LOC: U.S. Bank NA
	0.400% 11/01/38(a)	3,750,000	3,750,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.160% 07/01/31(a)	1,600,000	1,600,000
NY New York City Housing Development Corp.
	201 Pearl LLC,
	Series 2006 A,
	Guarantor: FNMA
	0.700% 10/15/41(a)	20,000,000	20,000,000
	East 124th Street LLC,
	Series 2008,
	Guarantor: FHLMC
	0.450% 11/01/46(a)	5,000,000	5,000,000
	James West Ninety LLC,
	Series 2002 A,
	Guarantor: FNMA
	0.800% 06/15/32(a)	3,167,500	3,167,500
	Multi-Family Housing,
	96th Street Associates LP,
	Series 1997 A,
	Guarantor: FNMA
	0.800% 11/15/19(a)	47,980,000	47,980,000
	Series 2008,
	LOC: Royal Bank of Scotland
	0.700% 03/01/48(a)	35,000,000	35,000,000
NY New York City Industrial Development Agency
	Allen-Stevenson School,
	Series 2004,
	LOC: Allied Irish Bank PLC
	1.080% 12/01/34(a)	940,000	940,000
	Jewish Community Center,
	Series 2000,
	LOC: Manufacturers & Traders
	1.080% 03/01/30(a)	8,685,000	8,685,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.150% 07/01/41(a)	2,700,000	2,700,000
NY New York City Municipal Water Finance Authority
	Series 2001 F-2,
	SPA: JPMorgan Chase Bank
	0.950% 06/15/33(a)	2,000,000	2,000,000
	Series 2005,
	LIQ FAC: Citibank N.A.
	1.050% 06/15/36(a)	25,075,000	25,075,000
	Series 2007 BB-3,
	SPA: Fortis Bank SA/NV
	0.950% 06/15/34(a)	11,735,000	11,735,000
	Series 2008 B-2,
	SPA: Lloyds TSB Bank PLC
	0.750% 06/15/24(a)	14,300,000	14,300,000
	Series 2008 B-4,
	SPA: BNP Paribas
	0.710% 06/15/23(a)	5,200,000	5,200,000
	Series 2008:
	LIQ FAC: Citibank N.A.
	1.160% 06/15/38(a)	1,800,000	1,800,000
	LIQ FAC: JPMorgan Chase Bank
	1.000% 06/15/10(a)	13,405,000	13,405,000
	LOC: Citigroup Financial Products
	1.050% 06/15/40(a)(b)	3,900,000	3,900,000
NY New York City Transitional Finance Authority
	Series 2002 -3D,
	SPA: Dexia Credit Local
	2.650% 11/01/22(a)	7,300,000	7,300,000
	Series 2002 2-A,
	LIQ FAC: Dexia Credit Local
	1.500% 11/01/22(a)	20,700,000	20,700,000
	Series 2002 2C,
	LIQ FAC: Lloyds TSB Bank PLC
	0.650% 11/01/22(a)	6,000,000	6,000,000
	Series 2002 3-H,
	SPA: Royal Bank of Canada
	1.200% 11/01/22(a)	1,500,000	1,500,000
	Series 2002,
	LIQ FAC: JPMorgan Chase Bank
	1.480% 08/01/22(a)	18,290,000	18,290,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.050% 02/01/31(a)	11,050,000	11,050,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products:
	1.050% 02/01/33(a)	6,600,000	6,600,000
	1.050% 02/01/33(a)(b)	5,945,000	5,945,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City
	Series 1993 E4,
	LOC: Fortis Bank SA/NV:
	0.950% 08/01/21(a)	7,100,000	7,100,000
	0.950% 08/01/22(a)	5,700,000	5,700,000
	Series 1995 F-3,
	LOC: Morgan Guaranty Trust
	0.780% 02/15/13(a)	1,900,000	1,900,000
	Series 1999 I,
	Pre-refunded 04/15/09
	5.250% 04/15/13	4,390,000	4,499,515
	Series 2002 C-4,
	LOC: BNP Paribas
	0.710% 08/01/20(a)	2,500,000	2,500,000
	Series 2002 C5,
	LOC: Bank of New York
	0.710% 08/01/20(a)	3,735,000	3,735,000
	Series 2004 -h2,
	LOC: Bank of New York
	0.710% 03/01/34(a)	3,885,000	3,885,000
	Series 2006 I-4,
	LOC: Bank of New York
	0.950% 04/01/36(a)	10,900,000	10,900,000
	Series 2008:
	LIQ FAC: Citibank N.A.:
	1.050% 08/01/21(a)(b)	2,600,000	2,600,000
	1.050% 06/01/23(a)(b)	2,600,000	2,600,000
	SPA: Dexia Credit Local
	1.250% 04/01/35(a)	15,085,000	15,085,000
NY Onondaga County Industrial Development Agency
	Syracuse University,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.700% 07/01/37(a)	6,480,000	6,480,000
NY Oppenheim-Ephratah Central School District
	Series 2008,
	3.000% 08/07/09	5,080,000	5,113,962
NY Otsego County Industrial Development Agency
	Templeton Foundation,
	Series 2007,
	LOC: KeyBank N.A.
	1.700% 06/01/27(a)	3,370,000	3,370,000
NY Port Authority of New York & New Jersey
	Series 1995,
	SPA: JPMorgan Chase Bank
	0.700% 06/01/20(a)	11,200,000	11,200,000
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia:
	1.600% 03/01/16(a)	2,760,000	2,760,000
	1.600% 03/01/20(a)	29,100,000	29,100,000
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Citigroup Financial Products
	1.220% 11/15/47(a)	4,950,000	4,950,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citibank N.A.
	1.050% 10/01/35(a)	4,085,000	4,085,000
NY Riverhead Industrial Development Authority
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.920% 07/01/31(a)	7,825,000	7,825,000
NY Saratoga County Industrial Development Agency
	Sarasota Hospital,
	Series 2007 A,
	LOC: KeyBank N.A.
	2.500% 12/01/32(a)	3,945,000	3,945,000
NY St. Lawrence County Industrial Development Agency
	Claxton-Hepburn Medical Center,
	Series 2006 C,
	LOC: KeyBank N.A.
	2.500% 12/01/31(a)	3,855,000	3,855,000
	St. Lawrence University:
	Series 2001,
	LOC: HSBC Bank USA NA
	0.450% 10/01/31(a)	11,550,000	11,550,000
	Series 2005,
	LOC: HSBC Bank USA NA
	0.450% 07/01/32(a)	8,225,000	8,225,000
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	1.670% 03/15/30(a)	7,500,000	7,500,000
NY Suffolk County Industrial Development Agency
	The St. Francis Monastery,
	Series 2006,
	LOC: KBC Bank N.V.
	0.820% 12/01/36(a)	1,500,000	1,500,000
NY Syracuse Industrial Development Agency
	Series 2007 A,
	LOC: KeyBank N.A.
	2.500% 01/01/33(a)	5,000,000	5,000,000
	Syracuse University,
	Series 2008 A-1,
	LOC: JPMorgan Chase Bank
	0.750% 07/01/37(a)	1,200,000	1,200,000
NY Syracuse
	Series 2008 A,
	2.750% 06/19/09	890,000	892,621

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Thruway Authority Revenue
	Series 2003 A,
	5.000% 03/15/09	3,720,000	3,757,266
	Series 2007 H,
	5.000% 01/01/09	4,335,000	4,347,720
NY Tobacco Settlement Financing Authority
	Series 2004,
	LIQ FAC: Citigroup FInancial Products
	1.350% 06/01/20(a)	10,245,000	10,245,000
	Series 2006,
	GTY AGMT: Merrill Lynch & Co.
	SPA: Merrill Lynch Capital Services,
	2.040% 06/01/20(a)	32,000,000	32,000,000
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: ABN AMRO Bank N.V.
	0.710% 11/01/32(a)	36,025,000	36,025,000
	Series 2005 A,
	SPA: Dexia Credit Local
	2.000% 11/01/35(a)	11,765,000	11,765,000
	Series 2008 54,
	LOC: Societe Generale
	0.910% 01/01/32(a)	3,830,000	3,830,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.220% 11/15/32(a)	4,360,000	4,360,000
NY Troy Industrial Development Authority
	Rensselaer Polytechnical Institute,
	Series 2002 D,
	LOC: Northern Trust Co.
	0.400% 09/01/42(a)	13,250,000	13,250,000
NY TSASC, Inc.
	Series 1999 -1,
	Pre-refunded 07/15/09:
	6.250% 07/15/27	2,760,000	2,856,446
	6.375% 07/15/39	15,250,000	15,821,617
NY Urban Development Corp.
	Series 2004 A3A,
	SPA: Dexia Credit Local
	2.350% 03/15/33(a)	50,905,000	50,905,000
	Series 2004 A3B,
	SPA: Dexia Credit Local
	3.750% 03/15/33(a)	23,000,000	23,000,000
	Series 2007,
	LIQ FAC: Bank of New York
	1.080% 03/15/35(a)	18,460,000	18,460,000
	Series 2008 A-5,
	LOC: TD Banknorth N.A.
	0.700% 01/01/30(a)	11,800,000	11,800,000
NY Westchester County Industrial Development
	Westchester Jewish Community,
	Series 1998,
	LOC: Chase Manhattan Bank
	1.250% 10/01/28(a)	855,000	855,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Williamson Central School District
	Series 2008,
	2.000% 02/13/09	3,818,000	3,821,493
NY Wyandanch Union Free School District
	Series 2008,
	3.250% 06/26/09	4,500,000	4,524,961
NY Yates County Industrial Development Agency
	Keuka College,
	Series 2003 B,
	LOC: KeyBank N.A.
	1.900% 09/01/15(a)	1,605,000	1,605,000
NY Yonkers Industrial Development Agency
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.650% 06/01/36(a)	23,350,000	23,350,000
NEW YORK TOTAL			1,237,660,334
PUERTO RICO — 4.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	GTY AGMT: Citibank N.A.
	1.180% 09/03/09(a)	18,820,000	18,820,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.150% 07/01/41(a)	5,000,000	5,000,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local:
	1.150% 07/01/33(a)	6,990,000	6,990,000
	1.170% 08/01/42(a)	4,320,000	4,320,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.160% 08/01/54(a)	19,570,000	19,570,000
PUERTO RICO TOTAL			54,700,000

10

Value ($)
Total Municipal Bonds (cost of $1,292,360,334)	1,292,360,334

Total Investments — 99.3% (cost of $1,292,360,334)(c)	1,292,360,334

Other Assets & Liabilities, Net — 0.7%	8,888,124

Net Assets — 100.0%	1,301,248,458

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended,  provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant
	Observable Inputs	1,292,360,334	—
Level 3 – Significant
	Unobservable Inputs	—	—
	Total	$1,292,360,334	$—

(a)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically and the interest rate reflects the rate at November 30, 2008.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $28,645,000, which represents 2.2% of net assets.

(c)	Cost for federal income tax purposes is $1,292,360,334.

11

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO

November 30, 2008 (Unaudited)	Columbia Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.5%
ALABAMA — 1.9%
AL Birmingham Medical Clinic Board
	Medical Advancement Foundation,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	1.440% 09/01/30(a)	19,735,000	19,735,000
AL Chatom Industrial Development Board
	Powersouth Energy Cooperative,
	Series 2008 A,
	GTY AGMT: National Rural Utilities Finance
	6.000% 11/15/38(a)	39,000,000	39,000,000
AL Daphne-Villa Mercy Special Care Facilities Financing Authority
	Health Alliance Hospital,
	Series 1997,
	LOC: AmSouth Bank of Alabama
	4.000% 12/01/27(a)	20,415,000	20,415,000
AL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	1.030% 08/01/32(a)	13,710,000	13,710,000
AL Foley Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	1.530% 10/01/22(a)	1,750,000	1,750,000
AL Fultondale
	Series 2005 B,
	LOC: Allied Irish Bank PLC
	2.000% 11/01/33(a)	11,650,000	11,650,000
AL Jefferson County
	Series 1999 A,
	Pre-refunded 02/01/09
	5.750% 02/01/38	7,640,000	7,763,906
	YMCA of Birmingham,
	Series 2005,
	LOC: AmSouth Bank
	1.480% 09/01/25(a)	3,850,000	3,850,000
AL Montgomery County
	3.250% 12/03/08	35,000,000	35,000,000
AL Montgomery Industrial Development Board
	General Electric Co.,
	Series 2005,
	0.650% 05/01/21(b)	8,300,000	8,300,000
AL Public School & College Authority
	Series 2002 A,
	5.000% 02/01/09	3,995,000	4,016,004
	Series 2007,
	5.000% 12/01/09	14,820,000	15,385,717
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.080% 12/01/25(a)	7,910,000	7,910,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ALABAMA — (continued)
AL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Lloyds TSB Bank PLC
	1.040% 10/01/12(a)	32,610,000	32,610,000
AL Scottsboro Solid Waste Disposal Authority
	Series 2003,
	LOC: Regions Bank
	1.530% 11/01/18(a)	3,775,000	3,775,000
AL Tuscaloosa County Education Board
	Series 2003,
	LOC: Regions Bank
	1.530% 02/01/16(a)	4,300,000	4,300,000
AL Vestavia Hills
	Series 2007,
	SPA: Bank of New York
	1.080% 02/01/28(a)	14,570,000	14,570,000
ALABAMA TOTAL			243,740,627
ALASKA — 0.1%
AK Valdez Marine Terminal Revenue
	BP Pipeline, Inc.,
	Series 2003 B,
	0.950% 07/01/37(b)	7,500,000	7,500,000
	ExxonMobil Corp.,
	Series 2001,
	0.530% 12/01/29(b)	10,000,000	10,000,000
ALASKA TOTAL			17,500,000
ARIZONA — 1.1%
AZ Board of Regents
	Series 2008 A,
	LOC: Lloyds TSB Bank PLC:
	0.770% 07/01/34(a)(c)	7,400,000	7,400,000
	0.900% 07/01/34(a)	6,500,000	6,500,000
AZ Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	1.030% 07/01/32(a)	7,000,000	7,000,000
AZ Fort Mcdowell Yavapai Nation
	Series 2004 A,
	1.170% 05/01/24(b)	34,175,000	34,175,000
AZ Health Facilities Authority
	Series 2007,
	LIQ FAC: BNP Paribas
	1.110% 02/01/42(a)	12,515,000	12,515,000
AZ Maricopa County Unified School District Number 097 Deer Valley
	Series 2004,
	5.000% 07/01/09	12,910,000	13,141,414

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ Phoenix Industrial Development Authority
	Series 2006,
	LIQ FAC: FHLMC
	1.140% 12/01/27(a)	12,615,000	12,615,000
AZ Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	LIQ FAC: Merrill Lynch International Bank Loan
	1.580% 07/01/35(a)	28,635,000	28,635,000
AZ Sports & Tourism Authority
	Series 2008,
	LOC: Allied Irish Bank PLC
	0.800% 07/01/36(a)	5,000,000	5,000,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.910% 12/01/21(a)	2,200,000	2,200,000
	Series 2005,
	LIQ FAC: FHLMC
	1.140% 04/01/30(a)	8,295,000	8,295,000
ARIZONA TOTAL			137,476,414
ARKANSAS — 0.1%
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Regions Bank
	0.700% 12/01/25(a)	6,300,000	6,300,000
ARKANSAS TOTAL			6,300,000
CALIFORNIA — 0.6%
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.880% 08/01/29(a)	11,495,000	11,495,000
CA School Cash Reserve Program Authority
	Series 2008 A,
	LOC: U.S. Bank N.A.
	3.000% 07/06/09	9,805,000	9,882,689
CA State
	Series 2004 A-3,
	LOC: Citibank N.A.,
	LOC: California Teachers’ Retirement System
	0.650% 05/01/34(a)	29,415,000	29,415,000
	Series 2004 A-5,
	LOC: Citibank N.A.
	LOC: California State Teachers’ Retirement System
	0.800% 05/01/34(a)	17,325,000	17,325,000
	Series 2004 B-3,
	LOC: Citibank N.A.,
	LOC: State Street Bank & Trust Co.
	0.450% 05/01/34(a)	8,565,000	8,565,000
CALIFORNIA TOTAL			76,682,689

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — 2.7%
CO Aurora Hospital Revenue
	Series 2008 B,
	LOC: Allied Irish Bank PLC
	0.700% 12/01/36(a)	7,505,000	7,505,000
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.810% 07/01/21(a)	8,000,000	8,000,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	1.020% 12/01/25(a)	10,000,000	10,000,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	1.020% 12/01/25(a)	15,000,000	15,000,000
CO Educational & Cultural Facilities Authority
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.700% 05/01/33(a)	10,600,000	10,600,000
	Series 2007:
	LOC: Banco Santander
	0.850% 11/01/38(a)	10,000,000	10,000,000
	LOC: U.S. Bank N.A.
	0.850% 11/01/37(a)	2,000,000	2,000,000
CO Erie Certificates of Participation
	Series 2005,
	LOC: KeyBank N.A.
	1.950% 11/01/35(a)	17,675,000	17,675,000
CO Harvest Junction Metropolitan District
	Series 2006,
	LOC: U.S. Bank N.A.
	1.050% 12/01/36(a)	4,000,000	4,000,000
CO Health Facilities Authority
	Community Hospital Association,
	Series 2003 B,
	LOC: JPMorgan Chase Bank
	0.800% 12/01/33(a)	30,580,000	30,580,000
	Crossroads at Delta Alf,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.050% 11/01/28(a)	3,800,000	3,800,000
	Plan de Salud Del Valle,
	Series 2005,
	LOC: KeyBank N.A.
	1.500% 06/01/30(a)	10,395,000	10,395,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	Series 2006 A,
	LOC: U.S. Bank N.A.
	1.130% 07/01/32(a)	8,105,000	8,105,000
	Series 2007,
	LOC: Allied Irish Banks PLC
	0.810% 06/01/37(a)	5,730,000	5,730,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products
	1.040% 11/15/32(a)	37,000,000	37,000,000
CO Housing & Finance Authority
	Series 2002 1-A3,
	LOC: FHLB
	0.950% 11/01/21(a)	14,150,000	14,150,000
	Series 2002 C4,
	LOC: FHLB
	0.950% 10/01/32(a)	12,135,000	12,135,000
	Series 2006,
	LOC: Dexia Credit Local
	1.750% 11/01/34(a)	11,250,000	11,250,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	1.050% 12/01/23(a)	11,570,000	11,570,000
CO Lafayette Exemplatory Improvement District
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.950% 12/01/22(a)	2,860,000	2,860,000
CO Lower Colorado River Authority
	0.950% 12/18/08	24,000,000	24,000,000
CO Park Creek Metropolitan District
	Series 2005,
	SPA: Danske Bank A/S
	1.040% 12/01/37(a)	64,995,000	64,995,000
CO Regional Transportation District
	Series 2007,
	LIQ FAC: CItigroup Fianancial Products
	1.440% 11/01/36(b)	5,000,000	5,000,000
CO School of Mines
	Series 2008,
	LOC: Dexia Credit Local
	1.350% 12/01/37(a)	2,100,000	2,100,000
CO Vista Ridge Metropolitan District
	Series 2001,
	Pre-refunded 06/01/09
	7.500% 12/01/31	9,195,000	9,455,772
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	1.190% 06/01/12(a)	13,970,000	13,970,000
COLORADO TOTAL			351,875,772

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — 0.9%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.820% 06/01/24(a)	11,750,000	11,750,000
	1.010% 12/18/27(a)	70,810,000	70,810,000
DE Economic Development Authority Revenue
	PUMH of Maryland, Inc.,
	Series 2007 B,
	LOC: PNC Bank N.A.
	1.050% 05/15/37(a)	15,415,000	15,415,000
DE New Castle County Student Housing Revenue
	Series 2005,
	LOC: Bank of New York
	1.090% 08/01/31(a)	12,190,000	12,190,000
DE Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	1.140% 12/01/30(a)	11,220,000	11,220,000
DELAWARE TOTAL			121,385,000
DISTRICT OF COLUMBIA — 1.0%
DC District Columbia
	National Child Research Center,
	Series 2008,
	LOC: SunTrust Bank
	1.050% 04/01/38(a)	6,400,000	6,400,000
DC Revenue
	Washington Drama Society,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.800% 07/01/47(a)	15,000,000	15,000,000
DC State
	Series 2008 C,
	LOC: Dexia Credit Local
	1.500% 06/01/27(a)	60,000,000	60,000,000
	Series 2008,
	2.500% 09/30/09	34,500,000	34,898,820
DC University Revenue
	Georgetown University,
	Series 2007 C1,
	LOC: JPMorgan Chase Bank
	0.600% 04/01/41(a)	9,575,000	9,575,000
DISTRICT OF COLUMBIA TOTAL			125,873,820
FLORIDA — 8.7%
FL Alachua County Health Facilities Authority
	Shands Teaching Hospital,
	Series 2003 A,
	LOC: SunTrust Bank
	0.680% 12/01/32(a)	7,400,000	7,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.910% 08/01/26(a)	11,210,000	11,210,000
	0.950% 02/15/21(a)	21,570,000	21,570,000
	Series 2008,
	LOC: Branch Banking & Trust:
	0.820% 03/01/23(a)	13,000,000	13,000,000
	0.820% 04/01/24(a)	11,995,000	11,995,000
	0.820% 07/18/24(a)	19,995,000	19,995,000
	0.820% 11/01/24(a)	10,105,000	10,105,000
	0.950% 06/01/14(a)	10,400,000	10,400,000
FL Board of Governors
	1.750% 12/09/08	16,600,000	16,600,000
FL Citizens Property Insurance Corp.
	Series 2008 A,
	LOC: Societe Generale
	0.930% 03/01/13(a)	12,500,000	12,500,000
FL Collier County Industrial Development Authority
	YMCA of Collier County,
	Series 2004,
	LOC: SunTrust Bank
	1.050% 09/01/29(a)	4,635,000	4,635,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.990% 11/01/27(a)	11,455,000	11,455,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.880% 07/01/22(a)	5,880,000	5,880,000
	0.880% 10/01/24(a)	1,075,000	1,075,000
FL Development Finance Corp.
	Central Florida Community College Foundation,
	Series 2003 A-1,
	LOC: SunTrust Bank
	1.100% 06/01/23(a)	1,705,000	1,705,000
	Series 2008,
	GTY AGMT: Citigroup Financial Products
	1.120% 06/01/39(a)	19,800,000	19,800,000
FL Dexia Credit Local Certificates Trust
	Series 2008,
	GTY AGMT: Dexia Credit Local
	1.410% 08/01/27(a)	64,210,000	64,210,000
FL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.:
	0.800% 05/01/31(a)	3,925,000	3,925,000
	1.030% 07/01/35(a)	18,555,000	18,555,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.800% 05/01/32(a)	4,660,000	4,660,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Fiu Athletics Finance Corp.
	Series 2007 A,
	LOC: Regions Bank
	1.430% 03/01/33(a)	14,000,000	14,000,000
FL Gas Utility Revenue
	Series 2006 A-1,
	2.000% 11/01/26(b)	201,745,000	201,745,000
FL Gulfstream Park Community Development District
	Series 2008,
	GTY AGMT: Goldman Sachs
	1.030% 05/01/39(a)	60,280,000	60,280,000
FL Hernando County
	Series 2008.
	LOC: SunTrust Bank
	1.100% 12/01/30(a)	8,000,000	8,000,000
FL Higher Educational Facilities Financing Authority
	Southeastern University, Inc.,
	Series 2005,
	LOC: Regions Bank
	1.430% 12/02/30(a)	25,360,000	25,360,000
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 1996 A3,
	LOC: SunTrust Bank
	1.020% 11/15/26(a)	8,700,000	8,700,000
	Series 2003 B,
	LOC: SunTrust Bank
	1.300% 11/15/09(a)	630,000	630,000
FL Hillsborough County
	0.850% 01/13/09	8,035,000	8,035,000
FL Hillsborough County Industrial Development Authority
	LifeLink Foundation, Inc.,
	Series 2008,
	LOC: SunTrust Bank
	1.140% 02/01/35(a)	6,500,000	6,500,000
FL Housing Finance Corp.
	Series 2006,
	LIQ FAC: FHLMC
	1.140% 10/01/32(a)	16,865,000	16,865,000
	Series 2007,
	GTY AGMT: Goldman Sachs
	1.030% 06/15/47(a)	41,495,000	41,495,000
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/09	50,250,000	51,102,156
FL Jacksonville
	1.150% 01/06/09	8,000,000	8,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Jacksonville Health Facilities Authority
	Southern Baptist Hospital,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.900% 08/15/23(a)	5,825,000	5,825,000
FL Jacksonville Industrial Development Revenue
	Series 1993,
	LOC: Northern Trust Co.
	0.900% 07/01/13(a)	2,650,000	2,650,000
FL JEA Electric System Revenue
	Series 2008 3B-3,
	SPA: Dexia Credit Local
	3.850% 10/01/36(a)	12,725,000	12,725,000
	Series 2008 3B-4,
	SPA: Dexia Credit Local
	3.850% 10/01/36(a)	19,100,000	19,100,000
FL JEA Water & Sewer System Revenue
	Series 2008 B-1,
	SPA: State Street Bank & Trust Co.
	0.820% 10/01/36(a)	9,675,000	9,675,000
FL Keys Aqueduct Authority
	Series 2008,
	LOC: TD Banknorth N.A.
	0.770% 09/01/35(a)	10,500,000	10,500,000
FL Miami Health Facilities Authority
	Series 2008,
	LOC: PNC Bank N.A.
	0.900% 11/15/25(a)	19,325,000	19,325,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.900% 04/01/32(a)	5,695,000	5,695,000
FL Municipal Power Agency
	Series 2008 E,
	LOC: SunTrust Bank
	0.680% 10/01/30(a)	14,000,000	14,000,000
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2008 E,
	LOC: SunTrust Bank N.A.
	0.860% 10/01/26(a)	5,500,000	5,500,000
FL Orange County Housing Finance Authority
	Series 2004 B,
	GIC: Trinity Funding Co. LLC
	1.580% 03/01/34(a)	5,494,000	5,494,000
FL Orlando & Orange County Expressway Authority
	Series 2008 B2,
	LOC: SunTrust Bank
	0.950% 07/01/40(a)	19,000,000	19,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Orlando Utilities Commission Water Revenue
	Series 2002 B,
	SPA: SunTrust Bank
	0.850% 10/01/22(a)	12,000,000	12,000,000
FL Palm Beach County
	Series 1999,
	Pre-refunded 08/01/09
	5.750% 08/01/18	3,880,000	4,021,620
	Zoological Society, Inc.,
	Series 2001,
	LOC: Northern Trust Co.
	0.900% 05/01/31(a)	8,400,000	8,400,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	1.230% 11/01/25(a)	17,995,000	17,995,000
	Series 2008,
	LIQ FAC: Merrill Lynch
	2.890% 11/15/37(a)	29,445,000	29,445,000
FL RBC Municipal Products, Inc., Trust
	Series 2008 E-6,
	LOC: Royal Bank of Canada
	1.050% 01/01/10(a)	37,645,000	37,645,000
	Series 2008 E-7,
	LOC: RBC Centura Bank
	1.070% 01/01/10(a)	5,000,000	5,000,000
FL Sunshine Governmental Financing Commission
	0.950% 01/15/09	9,809,000	9,809,000
	2.600% 01/13/09	12,500,000	12,500,000
	Series 1986,
	LOC: Dexia Credit Local
	1.800% 07/01/16(a)	40,000,000	40,000,000
	2.750% 07/01/16(a)	9,500,000	9,500,000
FL Tampa Bay Water Utility System Revenue
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.160% 10/01/23(a)	7,555,000	7,555,000
FL Titusville City
	Series 1998 A,
	LOC: SunTrust Bank
	0.850% 01/01/25(a)	3,100,000	3,100,000
FL West Palm Beach
	Series 2008 C,
	SPA: Dexia Credit Local
	4.100% 10/01/38(a)	80,490,000	80,490,000
FLORIDA TOTAL			1,128,336,776

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — 4.4%
GA Albany-Dougherty County Hospital Authority
	Phoebe Putney Memorial Hospital,
	Series 2008 A,
	LOC: SunTrust Bank
	0.680% 09/01/32(a)	7,500,000	7,500,000
GA Athens Clarke County Unified Government Development Authority
	University of Georgia Athletic Association,
	Series 2001,
	LOC: SunTrust Bank
	0.680% 09/01/31(a)	2,100,000	2,100,000
GA Atlanta
	Series 2008 A,
	LOC: Societe Generale
	0.930% 12/01/23(a)	10,000,000	10,000,000
GA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.910% 03/15/22(a)	10,360,000	10,360,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.820% 09/01/23(a)	19,220,000	19,220,000
GA Burke County Development Authority
	Georgia Power Co.,
	Series 2000,
	2.100% 09/01/30(b)	15,725,000	15,725,000
GA Clarke County School District
	Series 2007,
	4.000% 09/01/09	6,490,000	6,599,839
GA Clayton County Housing Authority
	Multi-Family Housing Revenue:
	Series 1990 A,
	Insured: FSA,
	SPA: Societe Generale
	1.400% 01/01/21(a)	5,300,000	5,300,000
	Series 1990 B,
	Insured: FSA,
	SPA: Societe Generale
	1.400% 01/01/21(a)	5,055,000	5,055,000
	Series 1990 C,
	Insured: FSA,
	SPA: Societe Generale
	1.400% 01/01/21(a)	6,955,000	6,955,000
	Series 1990 D,
	Insured: FSA,
	SPA: Societe Generale
	1.400% 01/01/21(a)	2,215,000	2,215,000
	Series 1990 F,
	Insured: FSA,
	SPA: Societe Generale
	1.400% 01/01/21(a)	3,945,000	3,945,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Cobb County Development Authority
	North Cobb Christian School,
	Series 1998 A,
	LOC: Branch Banking & Trust
	0.950% 03/01/22(a)	7,700,000	7,700,000
	YMCA of Cobb County,
	Series 2003,
	LOC: SunTrust Bank
	0.950% 12/01/25(a)	2,675,000	2,675,000
GA Cobb County Hospital Authority
	Wellstar Cobb Hospital, Inc.,
	Series 2004,
	LOC: SunTrust Bank
	1.180% 04/01/34(a)	25,000,000	25,000,000
GA Columbus Development Authority
	Foundation Properties, Inc.,
	Series 2004,
	LOC: Columbus Bank & Trust
	1.530% 12/01/33(a)	5,740,000	5,740,000
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	1.530% 01/01/31(a)	16,680,000	16,680,000
GA De Kalb Private Hospital Authority
	Eagelston Children’s Hospital,
	Series 1994 A,
	LOC: SunTrust Bank
	0.850% 03/01/24(a)	17,035,000	17,035,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	0.950% 06/01/24(a)(c)	2,680,000	2,680,000
GA Fayette County Hospital Authority
	Piedmont Hospital,
	Series 2005,
	LOC: SunTrust Bank
	0.860% 06/01/35(a)	21,000,000	21,000,000
GA Fulton County Development Authority
	Mt. Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	0.950% 08/01/35(a)	5,000,000	5,000,000
	Piedmont Healthcare, Inc.,
	Series 2007,
	LOC: SunTrust Bank
	0.860% 06/01/37(a)	18,000,000	18,000,000
	Series 2008,
	LOC: SunTrust Bank
	0.860% 12/01/33(a)	6,250,000	6,250,000
	Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.950% 12/01/30(a)	4,350,000	4,350,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Lowndes County Board of Education,
	Series 2007,
	5.000% 02/01/09	5,065,000	5,093,732
GA Municipal Electric Authority
	1.750% 12/09/08(c)	38,100,000	38,100,000
	Series 2008 A,
	LOC: Societe Generale
	0.930% 01/01/20(a)	14,605,000	14,605,000
	Series 2008,
	LOC: Dexia Credit Local
	2.750% 01/01/48(a)	42,965,000	42,965,000
GA Municipal Gas Authority
	Series 2008,
	2.500% 12/16/09(d)	100,000,000	101,134,000
GA Ports Authority Revenue
	Series 2007,
	LOC: SunTrust Bank
	0.860% 09/01/12(a)	9,210,000	9,210,000
GA Private Colleges & Universities Authority
	Emory University,
	Series 2008,
	1.750% 09/01/43(b)	16,000,000	16,000,000
	Mercer University:
	Series 2003,
	LOC: Branch Banking & Trust
	1.100% 10/01/32(a)	6,740,000	6,740,000
	Series 2006 C,
	LOC: Branch Banking & Trust Co.
	1.100% 10/01/31(a)	8,700,000	8,700,000
	Series 2000,
	LIQ FAC: Societe Generale
	1.040% 11/01/30(a)(c)	34,435,000	34,435,000
	Series 2005 C-3,
	0.450% 09/01/24(b)	14,900,000	14,900,000
	Series 2005,
	0.550% 09/01/36(b)	17,000,000	17,000,000
GA Richmond County Hospital Authority Revenue
	Series 2008,
	LOC: SunTrust Bank
	0.860% 01/01/36(a)	17,000,000	17,000,000
GA State
	Series 1995 B,
	6.650% 03/01/09	6,880,000	6,953,383
	Series 2000 A,
	5.800% 03/01/09	4,380,000	4,417,693
	Series 2003 D,
	5.000% 12/01/08	3,250,000	3,250,000
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.880% 10/01/26(a)	5,800,000	5,800,000
GEORGIA TOTAL			573,388,647

		Par ($)	Value ($)
Municipal Bonds — (continued)
HAWAII — 0.2%
HI Department of Budget & Finance
	Series 2006 4G,
	GTY AGMT: Goldman Sachs
	1.030% 07/01/30(a)	8,000,000	8,000,000
HI Honolulu City & County
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.420% 07/01/30(a)	17,535,000	17,535,000
HAWAII TOTAL			25,535,000
IDAHO — 0.2%
ID Boise County Housing Authority
	Series 2002,
	LOC: KeyBank N.A.
	1.950% 03/01/33(a)	2,075,000	2,075,000
ID Boise County Urban Renewal Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	1.950% 03/01/24(a)	6,555,000	6,555,000
ID Housing & Finance Association
	Series 2008 C,
	LIQ FAC: BNP Paribas
	0.950% 01/01/40(a)	13,500,000	13,500,000
IDAHO TOTAL			22,130,000
ILLINOIS — 6.0%
IL Bolingbrook
	Series 2004,
	LOC: Harris Trust & Savings Bank
	1.170% 12/01/29(a)	22,575,000	22,575,000
IL Canton Industrial Revenue
	Series 2006,
	LOC: Charter One Bank N.A.
	1.180% 12/01/31(a)	15,500,000	15,500,000
IL Chicago Board of Education
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.150% 12/01/31(a)	10,310,000	10,310,000
	Series 2008 A,
	LOC: Societe Generale
	0.940% 12/01/23(a)	4,000,000	4,000,000
IL Chicago O’Hare International Airport Revenue
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.160% 01/01/17(a)	9,535,000	9,535,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	1.130% 12/01/11(a)	660,000	660,000
	Series 1997 B,
	LOC: Northern Trust Co.
	1.130% 12/01/14(a)	385,000	385,000
IL Chicago Water Revenue
	Series 2004-1,
	LOC: CA Public Employees Retirement
	0.650% 11/01/31(a)	20,000,000	20,000,000
	Series 2004-3,
	LOC: State Street Bank & Trust Co.
	0.650% 11/01/31(a)	3,225,000	3,225,000
IL Chicago
	Series 2002,
	SPA: JPMorgan Chase Bank
	0.850% 01/01/34(a)	6,000,000	6,000,000
	Series 2006,
	LIQ FAC: JPMorgan Chase Bank
	1.780% 01/01/14(a)	11,705,000	11,705,000
	Series 2007:
	SPA: Banco Bilbao Vizcaya
	0.800% 01/01/42(a)	7,925,000	7,925,000
	SPA: Banko Bilbao Vizcaya
	0.800% 01/01/42(a)	20,000,000	20,000,000
	Series 2008 A:
	LIQ FAC: Societe Generale
	0.930% 01/01/30(a)	7,305,000	7,305,000
	LOC: Societe Generale
	0.930% 01/01/30(a)	3,270,000	3,270,000
	Series 2008 C1,
	LOC: Harris N.A.
	0.850% 01/01/39(a)	12,000,000	12,000,000
	Series 2008 C3,
	LOC: Northern Trust Co.
	0.850% 01/01/39(a)	10,500,000	10,500,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.900% 01/01/13(a)	2,795,000	2,795,000
IL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.880% 06/15/29(a)	8,905,000	8,905,000
	0.880% 01/01/30(a)	6,745,000	6,745,000
	0.900% 12/01/31(a)	6,875,000	6,875,000
	0.980% 01/01/23(a)	10,080,000	10,080,000
	0.980% 01/01/26(a)	6,785,000	6,785,000
	0.980% 01/15/26(a)	22,605,000	22,605,000
	1.090% 12/01/25(a)	4,685,000	4,685,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG:
	0.880% 12/01/21(a)	1,625,000	1,625,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.880% 01/01/37(a)	13,250,000	13,250,000
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	0.880% 01/01/33(a)	27,475,000	27,475,000
	LIQ FAC: Deutsche Bank AG:
	0.880% 07/01/46(a)	15,605,000	15,605,000
	0.900% 12/15/37(a)	26,835,000	26,835,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: Bank One N.A.
	0.900% 04/01/21(a)	4,450,000	4,450,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.900% 08/01/26(a)	11,907,000	11,907,000
IL Eclipse Funding Trust
	Series 2007,
	Insured: FGIC,
	LOC: U.S. Bank N.A.
	1.030% 01/01/30(a)	11,385,000	11,385,000
IL Educational Facilities Authority
	Beverly Arts Center,
	Series 2003,
	LOC: Fifth Third Bank
	2.500% 10/01/28(a)	4,865,000	4,865,000
	University of Chicago,
	Series 2001 B-2,
	1.850% 07/01/36(b)	14,700,000	14,700,000
IL Finance Authority Revenue
	Alexian Brothers Health System,
	Series 2004,
	LOC: Bank One N.A.
	0.700% 04/01/35(a)	38,600,000	38,600,000
	Children’s Memorial Hospital,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	0.800% 08/15/25(a)	17,000,000	17,000,000
	Commonwealth Edison Co.,
	Series 2008 D,
	LOC: SunTrust Bank
	0.950% 03/01/20(a)	10,000,000	10,000,000
	Elmhurst Memorial Healthcare,
	Series 2008 E,
	LOC: Fifth Third Bank
	1.100% 01/01/48(a)	4,500,000	4,500,000
	North Shore Senior Center,
	Series 1999,
	LOC: JPMorgan Chase Bank
	0.850% 08/01/29(a)(c)	7,000,000	7,000,000
	Northwest Community Hospital,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.650% 07/01/32(a)	5,320,000	5,320,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Riverside Health System,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.800% 11/15/29(a)	5,550,000	5,550,000
	Sacred Heart of Chicago,
	Series 2008,
	LOC: Fifth Third Bank
	1.550% 07/01/42(a)	4,400,000	4,400,000
	Series 2008 D,
	LOC: Northern Trust Co.
	0.780% 01/01/48(a)	8,600,000	8,600,000
	Series 2008:
	LOC: Fifth Third Bank
	1.550% 06/01/38(a)	5,000,000	5,000,000
	LOC: JPMorgan Chase Bank
	0.800% 02/01/40(a)	20,000,000	20,000,000
	Swedish Convent Hospital,
	Series 2008 B,
	LOC: Allied Irish Bank PLC
	0.700% 08/15/38(a)	8,500,000	8,500,000
IL Health Facilities Authority
	Glenkirk,
	Series 1997,
	LOC: LaSalle National Bank
	1.180% 02/15/21(a)	1,670,000	1,670,000
IL Housing Development Authority Multifamily
	Series 2008,
	LIQ FAC: FHLMC
	1.090% 08/01/38(a)	8,300,000	8,300,000
IL Metropolitan Pier & Exposition Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.160% 06/15/29(a)	32,495,000	32,495,000
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.:
	1.780% 05/20/25(a)	10,275,000	10,275,000
	1.780% 10/02/29(a)	6,480,000	6,480,000
	1.870% 10/05/17(a)	15,675,000	15,675,000
IL Mount Morris Village Industrial Revenue
	Pinecrest Village,
	Series 2006,
	LOC: U.S. Bank N.A.
	1.130% 02/01/31(a)	9,705,000	9,705,000
IL Oak Forest
	Series 1989,
	LOC: Fifth Third Bank
	2.000% 07/01/24(a)	18,900,000	18,900,000
IL RBC Municipal Products, Inc., Trust
	Series 2008 E10.
	LOC: Royal Bank of Canada
	1.050% 03/01/11(a)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Regional Transportation Authority
	Series 2004,
	GTY AGMT: Dexia Credit Local
	1.150% 07/01/29(a)	47,055,000	47,055,000
	Series 2008 A,
	LOC: Societe Generale
	0.930% 06/01/19(a)	4,000,000	4,000,000
IL Springfield Electric Revenue
	Series 2008,
	LIQ FAC: PB Capital Corp.
	1.200% 03/01/35(a)	10,115,000	10,115,000
IL Toll Highway Authority
	Series 1993 B,
	LOC: Societe Generale
	1.850% 01/01/10(a)	44,960,000	44,960,000
IL Village of Brookfield
	Series 2008 PJ,
	LOC: Northern Trust Co.
	0.900% 06/01/38(a)	20,350,000	20,350,000
IL Village of Crestwood
	Series 2004-135,
	LOC: Fifth Third Bank
	1.780% 12/01/23(a)	27,555,000	27,555,000
ILLINOIS TOTAL			768,472,000
INDIANA — 3.5%
IN Angola Educational Facilities Revenue
	Tri-State University, Inc.,
	Series 2004,
	LOC: Fifth Third Bank
	2.500% 09/01/15(a)	700,000	700,000
IN Bond Bank Revenue
	Series 2008 A:
	3.000% 01/30/09	10,000,000	10,014,431
	LIQ FAC: JPMorgan Chase Bank
	1.030% 04/15/17(a)	6,145,000	6,145,000
	LOC: Bank of New York
	3.000% 05/28/09	50,000,000	50,280,956
IN Deutsche Bank Spears/Lifers Trust
	Series 2008:
	GTY AGMT: Deutsche Bank AG:
	0.880% 07/15/18(a)	1,490,000	1,490,000
	0.880% 01/15/20(a)	4,115,000	4,115,000
	GTY AGMT: Deutsche Bank AG
	0.990% 07/15/27(a)	5,275,000	5,275,000
	LIQ FAC: Deutsche Bank AG
	0.880% 03/01/27(a)	3,045,000	3,045,000
IN Development Finance Authority
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.910% 07/01/17(a)	1,605,000	1,605,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Series 2003,
	LOC: KeyBank N.A.
	1.500% 01/01/23(a)	8,695,000	8,695,000
IN Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank Trust N.A.
	1.030% 01/01/15(a)	9,535,000	9,535,000
IN Elkhart County
	Hubbard Hill Estates, Inc.,
	Series 2001,
	LOC: Fifth Third Bank
	2.500% 11/01/21(a)	2,820,000	2,820,000
IN Finance Authority
	Series 2005 A-5,
	2.500% 02/01/35(b)	75,000,000	75,000,000
	Series 2008 A-1,
	0.850% 02/01/39(b)	18,950,000	18,950,000
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.800% 11/01/41(a)	10,900,000	10,900,000
	SIsters of St. Frances Health:
	Series 2008 F,
	LOC: Bank of New York
	0.600% 09/01/48(a)	5,000,000	5,000,000
	Series 2008 G,
	LOC: Bank of New York
	0.600% 09/01/48(a)	5,250,000	5,250,000
	Series 2008 H,
	LOC: JPMorgan Chase Bank
	0.820% 09/01/48(a)	7,000,000	7,000,000
	Series 2008 I,
	LOC: Wells Fargo Bank N.A.
	0.770% 11/01/37(a)	3,600,000	3,600,000
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.600% 11/01/37(a)	6,000,000	6,000,000
	St. Agnes Medical Center:
	Series 2008 D1,
	0.650% 12/01/34(b)	21,000,000	21,000,000
	Series 2008 D2,
	0.650% 12/01/34(b)	21,250,000	21,250,000
	University of Indiana,
	Series 2006,
	LOC: KeyBank N.A.
	1.500% 07/01/36(a)	10,605,000	10,605,000
IN Fort Wayne Economic Development Revenue
	St. Anne Home of Diocese,
	Series 1998,
	LOC: Fifth Third Bank
	2.500% 09/01/23(a)	4,770,000	4,770,000
IN Health Facility Financing Authority
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky
	1.400% 04/01/20(a)	2,200,000	2,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Union Hospital, Inc.,
	Series 2002,
	LOC: Fifth Third Bank
	2.500% 09/01/27(a)	5,345,000	5,345,000
IN Henry County Economic Development Revenue
	Henry County YMCA, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	1.050% 02/15/24(a)	1,510,000	1,510,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2007,
	2.950% 01/08/09	44,650,000	44,650,000
	Series 2008 C,
	1.150% 06/01/09	27,350,000	27,350,000
	Series 2008 E,
	1.150% 06/01/09	5,900,000	5,900,000
IN Lawrenceburg Pollution Control Revenue
	Michigan Power Co.,
	Series 2008 I,
	LOC: JPMorgan Chase Bank
	0.950% 10/01/19(a)	6,500,000	6,500,000
IN Mount Vernon
	Pollution Control & Solid Waste Disposal Revenue,
	General Electric Co.,
	Series 2004,
	0.650% 12/01/14(b)	2,600,000	2,600,000
IN New Albany Economic Development Revenue
	YMCA of Southern Indiana,
	Series 2006,
	LOC: Regions Bank
	1.530% 09/01/28(a)	4,105,000	4,105,000
IN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	1.150% 06/01/29(a)	6,405,000	6,405,000
IN St Joseph County Hospital Authority
	Memorial Health Systems:
	Series 2008 A,
	LOC: Fifth Third Bank
	1.350% 08/15/33(a)	21,580,000	21,580,000
	Series 2008 B,
	LOC: Fifth Third Bank
	1.350% 08/15/34(a)	27,915,000	27,915,000
IN St. Joseph County Indiana Economic Development Revenue
	Brothers of the Holy Cross,
	Series 1997,
	LOC: Allied Irish Bank PLC
	0.930% 09/01/17(a)	3,560,000	3,560,000
INDIANA TOTAL			452,665,387

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — 0.8%
IA Evansdale
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	1.130% 09/01/30(a)	4,725,000	4,725,000
IA Finance Authority Single Family Mortgage
	Series 2006 B,
	GIC: Pallas Capital Corp.
	1.730% 12/01/09(a)	788	788
IA Finance Authority Small Business Development
	Village Court Associates,
	Series 1985 B,
	GTY AGMT: E.I. DuPont De Nemours
	1.010% 11/01/35(a)	14,700,000	14,700,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.910% 11/01/13(a)	695,000	695,000
IA School Cash Anticipation Program
	Series 2008 A,
	GIC: Citigroup Financial Products
	3.500% 06/25/09	45,230,000	45,668,992
	Series 2008 B,
	Insured: FSA,
	GIC: AIG Matched Funding Corp.
	3.750% 01/23/09	31,700,000	31,779,692
IOWA TOTAL			97,569,472
KANSAS — 0.0%
KS Burlington
	1.150% 12/01/08	5,000,000	5,000,000
	1.200% 12/01/08	1,100,000	1,100,000
KANSAS TOTAL			6,100,000
KENTUCKY — 2.9%
KY Asset Liability Commissions
	Series 2008 A,
	3.000% 06/25/09	53,000,000	53,358,561
KY BB&T Municipal Trust
	Series 2007,
	LIQ FAC: Branch Banking & Trust
	0.910% 11/01/25(b)	9,995,000	9,995,000
KY Boyle County
	Ephraim Mcdowell Health, Inc.,
	Series 2006,
	LOC: Fifth Third Bank
	2.400% 04/01/36(a)	32,515,000	32,515,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Danville
	1.760% 12/11/08	31,750,000	31,750,000
KY Economic Development Finance Authority
	Harrison Memorial Hospital,
	Series 2005,
	LOC: Fifth Third Bank
	2.500% 11/01/35(a)	8,000,000	8,000,000
KY Kenton County Industrial Building Revenue
	Series1984,
	LOC: Morgan Guaranty Trust
	1.650% 12/01/14(a)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
	Anchor Baptist Church, Inc.,
	Series 2007,
	LOC: Fifth Third Bank
	2.500% 08/01/32(a)	4,135,000	4,135,000
	Roman Catholic Lexington:
	Series 2005 A,
	LOC: Fifth Third Bank
	2.500% 10/01/32(a)	6,005,000	6,005,000
	Series 2005 B,
	LOC: Fifth Third Bank
	2.500% 10/01/32(a)	4,485,000	4,485,000
	Series 2003,
	LOC: Fifth Third Bank:
	2.500% 09/01/22(a)	4,200,000	4,200,000
	2.500% 05/01/25(a)	2,945,000	2,945,000
	YMCA of Central Kentucky,
	Series 1999,
	LOC: Bank One Kentucky N.A.
	0.900% 07/01/19(a)	1,435,000	1,435,000
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2003 A,
	SPA: JPMorgan Chase Bank
	1.100% 05/15/23(a)	60,285,000	60,285,000
	Series 2003 B,
	SPA: JPMorgan Chase Bank
	1.100% 05/15/23(a)	74,925,000	74,925,000
	Series 2008 A,
	LOC: Societe Generale
	0.930% 05/15/30(a)	33,930,000	33,930,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.030% 06/01/34(a)	4,569,000	4,569,000
KY Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	1.160% 11/01/17(a)	8,445,000	8,445,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Richmond City
	Series 2006 A,
	LOC: U.S. Bank N.A.
	1.030% 03/01/36(a)	19,675,000	19,675,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.800% 09/01/34(a)	1,200,000	1,200,000
KY Wilmore Industrial Building Revenue
	Series 2006,
	LOC: Regions Bank
	1.530% 08/01/31(a)	7,720,000	7,720,000
KENTUCKY TOTAL			376,572,561
LOUISIANA — 2.2%
LA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	1.100% 01/01/24(a)	9,850,000	9,850,000
LA Citizens Property Insurance Corp.
	Series 2006,
	GTY AGMT: BH Finance LLC,
	LIQ FAC: Merrill Lynch
	4.050% 06/01/17(a)	23,305,000	23,305,000
LA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.850% 12/01/22(a)	23,110,000	23,110,000
LA Lake Charles Harbor & Terminal District
	Series 2008,
	GIC: Rabobank N.A.
	2.250% 03/15/38(a)	37,000,000	37,000,000
LA Local Government Environmental Facilities & Community Development Authority
	Academy of Sacred Heart,
	Series 2004,
	LOC: SunTust Bank
	1.050% 01/01/24(a)	4,000,000	4,000,000
LA Offshore Terminal Authority
	Loop LLC,
	Series 2007 A,
	LOC: SunTrust Bank
	0.860% 09/01/27(a)	27,000,000	27,000,000
LA Parish of St. James
	1.720% 12/09/08	48,000,000	48,000,000
LA Public Facilities Authority
	Dynamic Fuels LLC,
	Series 2008,
	LOC: SunTrust Bank
	0.950% 10/01/33(a)	20,000,000	20,000,000
	Series 2008 C,
	LIQ FAC: PB Capital Corp.
	1.200% 02/15/35(a)	14,075,000	14,075,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
	Tiger Athletic Foundation,
	Series 1999,
	LOC: Regions Bank
	1.430% 09/01/28(a)	37,200,000	37,200,000
LA Reset Option Certificates Trust II-R
	Series 2006,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	1.430% 05/01/39(a)	20,885,000	20,885,000
LA St. Tammany Parish Development District
	Main Street Holdings,
	Series 2008,
	LOC: SunTrust Bank
	0.860% 07/01/38(a)	6,000,000	6,000,000
	Slidell Development Co. LLC,
	Series 2008 A,
	LOC: Regions Bank
	1.430% 05/01/38(a)	5,000,000	5,000,000
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.
	1.400% 12/01/16(a)	3,360,000	3,360,000
LOUISIANA TOTAL			278,785,000
MAINE — 0.2%
ME Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.800% 07/01/37(a)	6,780,000	6,780,000
ME Finance Authority
	Erskine Academy,
	Series 2004,
	LOC: KeyBank N.A.
	2.300% 12/01/20(a)	1,350,000	1,350,000
ME Housing Authority
	Series 2005 A,
	GIC: Rabobank International
	1.730% 12/01/10(a)	6,588,000	6,588,000
	Series 2008 H,
	SPA: KBC Bank N.V.
	0.850% 11/15/40(a)(c)	5,500,000	5,500,000
MAINE TOTAL			20,218,000
MARYLAND — 2.0%
MD Administration Department of Housing & Community Development
	Series 2005,
	GTY AGMT: Trinity Funding Co. LLC
	4.016% 10/01/39(a)(c)	42,994,319	42,994,319

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Baltimore County Economic Development Revenue
	Torah Institution Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.950% 07/01/24(a)(c)	3,440,000	3,440,000
MD Baltimore Port Facilities Revenue
	Occidental Petroleum Corp.,
	Series 1981,
	LOC: BNP Paribas
	1.500% 10/14/11(a)	29,900,000	29,900,000
MD Bel Air Economic Development Revenue
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.950% 10/01/33(a)	4,190,000	4,190,000
MD Community Development Administration
	Series 2005,
	GTY AGMT: Trinity Funding Co. LLC
	4.016% 10/01/39(a)	28,050,000	28,050,000
MD Health & Higher Educational Facilities Authority
	Series 2003 B,
	LOC: SunTrust Bank
	0.860% 07/01/28(a)	7,830,000	7,830,000
	Series 2004,
	LOC: SunTrust Bank
	0.860% 07/01/29(a)	6,795,000	6,795,000
	Series 2006,
	GTY AGMT: Merrill Lynch
	2.840% 07/01/36(a)	34,995,000	34,995,000
	Series 2008 H,
	LOC: SunTrust Bank
	0.860% 07/01/29(a)	9,000,000	9,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.850% 07/01/35(a)	8,000,000	8,000,000
	The Boys Latin School of Maryland,
	Series 2008,
	LOC: SunTrust Bank
	0.860% 07/01/38(a)(c)	7,000,000	7,000,000
MD Industrial Development Financing Authority
	Bethesda Cultural Alliance,
	Series 2006,
	LOC: Branch Banking & Trust
	0.950% 09/01/26(a)	4,425,000	4,425,000
MD Montgomery County
	1.710% 12/11/08	5,000,000	5,000,000
MD Montgomery County Housing Opportunities Commission Single Family Revenue
	Series 2005 A,
	GIC: Trinity Plus Funding Co.
	1.780% 01/01/10(a)	24,276,884	24,276,884

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Stadium Authority Lease Revenue
	Series 2007,
	SPA: Dexia Credit Local
	2.000% 03/01/26(a)	34,730,000	34,730,000
MD State
	Series 2003,
	5.250% 03/01/09	4,000,000	4,037,377
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.060% 07/15/21(a)	3,500,000	3,500,000
MD Town of Easton
	Series 2008,
	LOC: Branch Banking & Trust
	0.950% 01/01/38(a)	5,775,000	5,775,000
MARYLAND TOTAL			263,938,580
MASSACHUSETTS — 2.6%
MA Bay Transportation Authority
	Series 2000,
	SPA: Dexia Credit Local
	1.500% 03/01/30(a)	82,585,000	82,585,000
MA BB&T Municipal Trust
	Series 2007 2061,
	LOC: Branch Banking & Trust
	0.950% 12/01/14(a)(c)	7,955,000	7,955,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.930% 01/01/28(a)	16,575,000	16,575,000
MA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.870% 08/15/30(a)	2,235,000	2,235,000
MA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	1.020% 08/01/37(a)	11,145,000	11,145,000
MA Health & Educational Facilities Authority
	Dana-Farber Cancer Institution
	Series 2008 L-1,
	LOC: JPMorgan Chase Bank
	0.650% 12/01/46(a)	10,265,000	10,265,000
	Series 2008 A,
	LOC: TD Banknorth N.A.
	1.050% 07/01/38(a)	10,000,000	10,000,000
MA State
	Series 2005,
	GTY AGMT: Dexia Credit Local
	1.160% 01/01/24(a)	65,420,000	65,420,000
	Series 2006 A,
	SPA: Dexia Credit Local
	1.050% 03/01/26(a)	39,405,000	39,405,000
	Series 2006,
	5.000% 07/01/09	18,415,000	18,758,074

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2007,
	LOC: Dexia Credit Local
	4.000% 01/01/34(a)(c)	31,505,000	31,505,000
	Series 2008 A,
	LOC: Societe Generale
	1.030% 05/01/37(a)	4,250,000	4,250,000
	Series 2008 B,
	4.000% 04/30/09	25,000,000	25,182,576
MA Turnpike Authority
	Series 2008 A,
	LOC: Societe Generale
	0.920% 01/01/29(a)	11,895,000	11,895,000
MASSACHUSETTS TOTAL			337,175,650
MICHIGAN — 4.0%
MI Board of Trustees
	1.000% 03/04/09	12,500,000	12,500,000
MI Building Authority Revenue
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	1.640% 10/15/36(a)	14,200,000	14,200,000
MI Clinton County Economic Development Corp.
	Clinton Area Care Center, Inc.,
	Series 1999,
	LOC: Citizens Bank,
	LOC: Northern Trust Co.
	1.130% 02/01/21(a)	8,725,000	8,725,000
MI Detroit
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.110% 01/01/16(a)	22,005,000	22,005,000
MI Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	1.080% 12/01/31(a)	2,655,000	2,655,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.870% 09/15/27(a)	10,470,000	10,470,000
MI Fremont Hospital Finance Authority
	Newaygo County General Hospital,
	Series 2002,
	LOC: Fifth Third Bank
	2.500% 11/01/27(a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
	Series 2004,
	LOC: Fifth Third Bank
	2.500% 05/01/23(a)	720,000	720,000
MI Higher Education Facilities Authority
	Davenport University,
	Series 2004,
	LOC: Fifth Third Bank
	2.000% 06/01/34(a)	13,825,000	13,825,000
	Hope College:
	Series 2002 B,
	LOC: Fifth Third Bank
	2.950% 04/01/32(a)	17,125,000	17,125,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	Series 2004,
	LOC: Bank One N.A
	1.020% 04/01/34(a)	8,720,000	8,720,000
MI Hospital Finance Authority
	0.700% 04/02/09	33,000,000	33,000,000
	1.250% 01/07/09	40,000,000	40,000,000
	1.500% 02/04/09	38,470,000	38,470,000
	Henry Ford Health System,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.800% 11/15/42(a)	16,980,000	16,980,000
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.800% 10/15/30(a)	25,070,000	25,070,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.070% 12/01/23(a)	2,800,000	2,800,000
	Trinity Health,
	Series 2005 F,
	1.150% 11/01/18(a)	6,300,000	6,300,000
MI JPMorgan Chase Putters/Drivers Trust
	Series 2008 3263,
	LIQ FAC:JPMorgan Chase Bank
	1.120% 10/01/10(a)	7,500,000	7,500,000
	Series 2008 3264,
	LIQ FAC:JPMorgan Chase Bank
	1.050% 11/01/09(a)	8,265,000	8,265,000
MI Municipal Bond Authority Revenue
	Series 2008 A-2,
	LOC: Dexia Credit Local,
	SPA: ScotiaBank
	3.000% 08/20/09	27,950,000	28,206,402
MI Public Educational Facility Authority
	West Michigan Academy,
	Series 2003,
	LOC: Fifth Third Bank
	2.500% 12/01/18(a)	1,855,000	1,855,000
MI Rutgers University
	0.700% 02/11/09	2,110,000	2,110,000
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals at Niles:
	Series 2002,
	SPA: JPMorgan Chase Bank
	4.000% 01/01/35(a)	48,450,000	48,450,000
	Series 2003,
	SPA: JPMorgan Chase Bank
	4.000% 01/01/32(a)	30,100,000	30,100,000
	Series 2006,
	SPA: JPMorgan Chase Bank
	4.000% 01/01/32(a)	37,100,000	37,100,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI State
	Series 2008 A,
	3.000% 09/30/09	60,000,000	60,464,977
MI Strategic Fund
	De La Salle Collegiate,
	Series 2004,
	LOC: Fifth Third Bank
	2.950% 06/01/31(a)	5,700,000	5,700,000
	Series 2002,
	LOC: Fifth Third Bank
	2.950% 08/01/23(a)	5,870,000	5,870,000
MICHIGAN TOTAL			514,226,379
MINNESOTA — 1.0%
MN Community Development Agency
	Series 1995 A,
	LOC: U.S. Bank N.A.
	1.030% 10/01/24(a)	4,320,000	4,320,000
MN Dakota County Housing & Redevelopment Authority
	Series 2006,
	LIQ FAC: FHLMC
	1.140% 06/01/29(a)	18,650,000	18,650,000
MN Edina
	Multi-Family Housing Revenue,
	Series 1999,
	LIQ FAC: FHLMC
	1.050% 12/01/29(a)	10,000,000	10,000,000
MN JPMorgan Chase Putters/Drivers Trust
	Series 2008 3265,
	LIQ FAC: JPMorgan Chase Bank
	1.120% 11/01/10(a)	8,000,000	8,000,000
MN Midwest Consortium of Municipal Utilities
	Series 2005 B,
	LOC: U.S. Bank N.A.
	0.810% 10/01/35(a)	2,505,000	2,505,000
MN Minneapolis Health Care Systems
	Fairview Health Services,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.760% 11/15/47(a)	6,300,000	6,300,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	1.140% 05/01/31(a)	13,150,000	13,150,000
MN RBC Municipal Products, Inc., Trust
	Series 2008 E-9,
	LIQ FAC: Royal Bank of Canada
	1.050% 08/01/11(a)	4,000,000	4,000,000
MN Robbinsdale Revenue
	North Memorial Health Care,
	Series 2008 A-1,
	LOC: Well Fargo Bank N.A.
	0.800% 05/01/33(a)	5,500,000	5,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN St. Paul Housing Finance Board Revenue
	Series 2005,
	GIC: Trinity Plus Funding Co.
	2.570% 04/01/15(a)	5,784,856	5,784,856
MN State
	Series 2001,
	5.000% 10/01/09	7,500,000	7,684,571
	Series 2008,
	1.430% 08/01/20(b)	4,200,000	4,200,000
MN Term Custodial Receipts
	Series 2008,
	1.770% 04/01/09(b)	33,609,189	33,609,189
MN University
	Series 2008 A,
	0.600% 08/15/31(b)	7,400,000	7,400,000
MINNESOTA TOTAL			131,103,616
MISSISSIPPI — 1.0%
MS Business Finance Commission
	Petal Gas Storage LLC,
	Series 2007,
	LOC: SunTrust Bank
	0.860% 08/01/34(a)	31,950,000	31,950,000
	Series 2006,
	GTY AGMT: Goldman Sachs
	1.030% 12/01/28(a)	55,120,000	55,120,000
MS Business Finance Corp.
	Gulf Ship LLC,
	Series 2006,
	LOC: Regions Bank
	1.480% 06/01/26(a)	13,500,000	13,500,000
	Mississippi College,
	Series 2003,
	LOC: AmSouth Bank
	1.480% 07/01/23(a)	13,900,000	13,900,000
	Southern Mississippi Electric Power Association
	Series 2007 A,
	GTY AGMT: National Rural Utilities Financial Corp.
	5.400% 05/01/37(a)	20,000,000	20,004,992
MISSISSIPPI TOTAL			134,474,992
MISSOURI — 1.8%
MO Curators University
	Series 2008 A,
	3.000% 06/30/09	50,000,000	50,372,438
MO Desloge Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	2.250% 12/01/10(a)	870,000	870,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.880% 04/15/19(a)	9,815,000	9,815,000
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.800% 12/01/33(a)	3,925,000	3,925,000
	The Nelson Gallery Foundation,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.850% 12/01/37(a)	6,200,000	6,200,000
MO Dunklin County Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	2.250% 12/01/10(a)	855,000	855,000
MO Health & Educational Facilities Authority
	Series 2005 C-3,
	SPA: UBS AG
	0.800% 06/01/33(a)	17,300,000	17,300,000
	Series 2005 C-5,
	SPA: U.S. Bank N.A.
	0.800% 06/01/33(a)	8,600,000	8,600,000
	Series 2008 C-1,
	1.750% 11/15/39(b)	48,075,000	48,075,000
	Series 2008:
	LIQ FAC: Citibank N.A.
	1.630% 11/15/28(a)	4,800,000	4,800,000
	LOC: UBS AG
	1.050% 05/15/32(a)	7,400,000	7,400,000
	SSM Health Care Corp.,
	Series 2005 D-1,
	SPA: Dexia Credit Local
	4.350% 06/01/33(a)	6,500,000	6,500,000
MO Joint Municipal Electric Utility Commission
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	1.160% 01/01/34(a)	10,450,000	10,450,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	1.050% 11/01/32(a)	3,375,000	3,375,000
MO SCA Tax Exempt Trust
	Series 2005 PT-2521,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	2.710% 01/01/30(a)	8,175,000	8,175,000
	Series 2005 PT-2525,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	2.710% 01/01/30(a)	4,240,000	4,240,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO St. Louis Airport Revenue
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.880% 07/01/31(a)	44,075,000	44,075,000
MISSOURI TOTAL			235,027,438
NEBRASKA — 0.1%
NE Public Power District
	1.000% 12/09/09	16,000,000	16,000,000
NEBRASKA TOTAL			16,000,000
NEVADA — 1.3%
NV Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.910% 06/15/24(a)	4,880,000	4,880,000
NV Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	1.020% 05/01/36(a)	24,800,000	24,800,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.800% 07/01/26(a)	9,985,000	9,985,000
NV Economic Development Revenue
	Series 1999,
	Pre-refunded 05/15/09,
	5.500% 05/15/29	14,650,000	15,045,441
NV Las Vegas Convention & Visitor Center
	3.000% 01/06/09	36,000,000	36,000,000
	3.250% 01/07/09	25,000,000	25,000,000
NV Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: BH Finance LLC,
	LIQ FAC: KBC Bank NV
	1.040% 07/01/24(a)	9,965,000	9,965,000
NV Reno
	Series 2008 B,
	LOC: Union Bank of California N.A.
	1.050% 06/01/41(a)	21,400,000	21,400,000
	Series 2008,
	LOC: Bank of New York
	1.050% 06/01/42(a)	475,000	475,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
NV Tuckee Meadows Water Authority
	1.550% 12/11/08	17,500,000	17,500,000
NEVADA TOTAL			165,050,441
NEW HAMPSHIRE — 1.1%
NH Business Finance Authority
	Series 2008,
	LOC: TD Banknorth N.A.
	1.030% 06/01/38(a)	5,115,000	5,115,000
NH Health & Education Facilities Authority
	Mary Hitchcock Memorial Hospital,
	Series 2001,
	2.500% 08/01/31(b)	108,735,000	108,735,000
	Series 2004 A,
	LOC: Citizens Bank
	1.150% 12/01/34(a)	5,000,000	5,000,000
	Series 2008:
	LIQ FAC: JPMorgan Chase Bank
	3.500% 08/01/11(a)	11,585,000	11,585,000
	LOC: RBS Citizens N.A.
	1.150% 01/01/38(a)	8,000,000	8,000,000
	United Church of Christ Retirement Community, Inc.,
	Series 2006 B,
	LOC: Citizens Bank
	0.900% 01/01/30(a)	905,000	905,000
NH Manchester Housing Authority
	Series 1990 A,
	LOC: PNC Bank N.A.
	0.850% 06/15/15(a)	4,000,000	4,000,000
NEW HAMPSHIRE TOTAL			143,340,000
NEW JERSEY — 3.8%
NJ BB&T Municipal Trust
	Series 2007 2056,
	LOC: Branch Banking & Trust
	1.010% 09/01/37(a)	10,340,000	10,340,000
NJ Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.970% 01/01/27(a)	12,075,000	12,075,000
	0.970% 12/15/31(a)	68,315,000	68,315,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.870% 01/01/21(a)	2,395,000	2,395,000
NJ Economic Development Authority Revenue
	Series 2005,
	LIQ FAC: Dexia Credit Local
	1.140% 09/01/22(a)	35,960,000	35,960,000
	Stolthaven Project,
	Series 1998,
	LOC: Citibank N.A.
	0.550% 01/15/18(a)	2,300,000	2,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
NJ Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	1.140% 12/15/21(a)	16,500,000	16,500,000
NJ Salem County Pollution Control Financing Authority
	1.250% 02/12/09	12,250,000	12,250,000
	Public Service Electric & Gas,
	Series 2003 B2,
	LOC: Bank of Nova Scotia
	0.650% 11/01/33(a)	7,000,000	7,000,000
NJ Salem Water & Sewer
	1.500% 12/11/08	16,000,000	16,000,000
NJ State
	Series 2008 A,
	3.000% 06/25/09	85,000,000	85,536,661
NJ Transportation Trust Fund Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.160% 12/15/30(a)	42,415,000	42,415,000
NJ Turnpike Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.140% 01/01/16(a)	10,295,000	10,295,000
	Series 2008 B,
	3.000% 02/01/09	175,000,000	175,334,131
NEW JERSEY TOTAL			496,715,792
NEW MEXICO — 0.2%
NM Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	1.030% 06/01/36(a)	18,510,000	18,510,000
NM Hospital Equipment Loan Council
	Presbyterian Healthcare Services,
	Series 2005 A,
	Insured: FSA,
	SPA: Citibank N.A.
	3.750% 08/01/30(a)	5,630,000	5,630,000
NEW MEXICO TOTAL			24,140,000
NEW YORK — 5.1%
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	1.300% 02/15/36(a)	17,150,000	17,150,000
NY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.910% 07/01/25(a)	12,625,000	12,625,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Dormitory Authority
	New York Public Library:
	Series 1999 A,
	LOC: TD Bank N.A.
	0.650% 07/01/28(a)	6,440,000	6,440,000
	Series 1999 B,
	LOC: TD Bank N.A.
	0.650% 07/01/28(a)	5,500,000	5,500,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.050% 08/15/25(a)	57,870,000	57,870,000
NY Local Government Assistance Corp.
	Series 2003 A-6V,
	SPA: KBC Bank NV
	2.500% 04/01/18(a)	20,050,000	20,050,000
	Series 2008 B,
	SPA: Dexia Credit Local
	2.650% 04/01/21(a)	54,400,000	54,400,000
NY Metropolitan Transportation Authority
	Series 2002 B,
	SPA: Dexia Credit Local
	3.500% 11/01/22(a)	130,425,000	130,425,000
	Series 2008,
	LOC: Bank of Nova Scotia
	0.450% 11/01/26(a)	2,535,000	2,535,000
NY Mortgage Agency
	Series 2008,
	SPA: Dexia Credit Local
	2.750% 04/01/47(a)	48,305,000	48,305,000
NY New York City Municipal Water Finance Authority
	Series 2007 BB-3,
	SPA: Fortis Bank SA/NV
	0.950% 06/15/34(a)	39,635,000	39,635,000
NY New York City Transitional Finance Authority
	Series 2002 -3D,
	SPA: Dexia Credit Local
	2.650% 11/01/22(a)	25,445,000	25,445,000
	Series 2002 3B,
	SPA: Citigroup Global Markets
	0.800% 11/01/22(a)	17,145,000	17,145,000
NY New York City
	Series 2008,
	SPA: Dexia Credit Local
	1.250% 04/01/35(a)(c)	61,265,000	61,265,000
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia
	1.600% 03/01/16(a)	34,515,000	34,515,000
NY Tobacco Settlement Financing Authority
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	2.040% 06/01/20(a)	5,355,000	5,355,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Urban Development Corp.
	Series 2004 A3B,
	SPA: Dexia Credit Local
	3.750% 03/15/33(a)	50,315,000	50,315,000
	Series 2004 A3C,
	SPA: Dexia Credit Local
	2.350% 03/15/33(a)	59,615,000	59,615,000
	Series 2004 A3D,
	SPA: Dexia Credit Local
	2.350% 03/15/33(a)	10,615,000	10,615,000
NEW YORK TOTAL			659,205,000
NORTH CAROLINA — 1.9%
NC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.820% 10/01/18(a)(c)	11,530,000	11,530,000
	0.820% 05/01/24(a)	7,455,000	7,455,000
	0.820% 05/31/24(a)	17,600,000	17,600,000
	0.820% 06/01/24(a)	14,995,000	14,995,000
	0.820% 06/01/24(a)	22,195,000	22,195,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.640% 03/01/24(a)	6,300,000	6,300,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.640% 04/01/24(a)	17,500,000	17,500,000
NC Capital Facilities Finance Agency
	Educational Facilities Revenue:
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	0.950% 07/01/19(a)	4,500,000	4,500,000
	Campbell University,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	0.950% 10/01/24(a)	4,905,000	4,905,000
	High Point University,
	Series 2007,
	LOC: Branch Banking & Trust Co.
	0.950% 12/01/29(a)	6,750,000	6,750,000
	Series 2008,
	LIQ FAC: Wells Fargo & Co.
	0.880% 10/01/44(a)	6,050,000	6,050,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust Co.
	0.950% 09/01/31(a)	3,800,000	3,800,000
	High Point University,
	Series 2008,
	LOC: Branch Banking & Trust
	0.950% 05/01/30(a)	5,000,000	5,000,000
NC Charlotte
	Series 2006,
	5.000% 03/01/09	2,115,000	2,131,771

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
	Cleveland County Family YMCA,
	Series 2007,
	LOC: Branch Banking & Trust Co.
	0.950% 06/01/32(a)	10,800,000	10,800,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	0.950% 12/01/30(a)	10,815,000	10,815,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust Co.
	0.950% 02/01/23(a)	2,755,000	2,755,000
NC Mecklenburg County
	Series 2008 A,
	SPA: SunTrust Bank
	0.900% 02/01/28(a)	27,460,000	27,460,000
NC Medical Care Commission
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust Co.
	0.950% 05/01/18(a)	1,965,000	1,965,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	0.950% 09/01/21(a)	2,875,000	2,875,000
	Series 2008 B:
	LOC: Branch Banking & Trust Co.
	0.950% 11/01/38(a)	5,000,000	5,000,000
	SPA: Branch Banking & Trust Co.
	0.800% 11/01/28(a)	27,045,000	27,045,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.950% 06/01/37(a)	7,050,000	7,050,000
	United Methodist Retirement Homes,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.950% 10/01/35(a)	4,905,000	4,905,000
	Wake Forest University Health Sciences,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.850% 07/01/34(a)	5,735,000	5,735,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.950% 09/01/22(a)	8,000,000	8,000,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity,
	Series 2007,
	LOC: Branch Banking & Trust
	0.950% 11/01/32(a)	4,300,000	4,300,000
NORTH CAROLINA TOTAL			249,416,771

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — 3.4%
OH Akron Metropolitan Housing Authority
	Series 1998,
	LOC: Fifth Third Bank
	2.500% 04/01/18(a)	2,020,000	2,020,000
OH American Municipal Power
	1.100% 01/14/09	27,250,000	27,250,000
OH Cleveland Cuyahoga County Port Authority
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	1.020% 01/01/31(a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.020% 03/01/34(a)	24,750,000	24,750,000
	Series 2005,
	LOC: U.S. Bank N.A.
	1.020% 07/01/35(a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
	A.M. McGregor Home,
	Series 2001,
	LOC: KeyBank N.A.
	0.850% 01/01/32(a)	11,170,000	11,170,000
	Marymount Health Care Systems,
	Series 2005,
	LOC: KeyBank N.A.
	1.180% 08/01/32(a)	19,140,000	19,140,000
	Series 2001,
	LOC: Fifth Third Bank
	2.950% 11/01/23(a)	7,940,000	7,940,000
	Series 2003,
	LOC: KeyBank N.A.
	1.500% 03/01/33(a)	19,820,000	19,820,000
OH Deutsche Bank Spears/Lifers Trust
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.880% 01/01/28(a)	5,000,000	5,000,000
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	0.880% 01/01/22(a)	2,000,000	2,000,000
OH Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.800% 12/01/33(a)	3,930,000	3,930,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Franklin County Health Care Facilities Revenue
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	1.080% 06/01/30(a)	19,710,000	19,710,000
OH Franklin County
	Trinity Health,
	Series 1995,
	0.850% 06/01/16(b)	5,500,000	5,500,000
OH Hamilton County Health Care Facilities Revenue
	Episcopal Retirement Homes, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	3.250% 06/01/35(a)	5,300,000	5,300,000
	Series 2001,
	LIQ FAC: BH Finance LLC,
	SPA: Merrill Lynch
	0.940% 07/15/29(a)	99,220,000	99,220,000
OH Higher Educational Facility Commission
	Series 2003,
	LOC: Fifth Third Bank
	2.950% 09/01/30(a)	11,315,000	11,315,000
	University Hospitals Health Systems, Inc.,
	Series 2008 B,
	LOC: RBS Citizens NA
	0.760% 01/15/35(a)	17,200,000	17,200,000
	Walsh University,
	Series 2000 B,
	LOC: Fifth Third Bank
	7.900% 09/01/20(a)	475,000	475,000
OH Highland County Hospital Joint Township
	Series 2004,
	LOC: Fifth Third Bank
	2.500% 08/01/24(a)	2,170,000	2,170,000
OH Lorain Port Authority
	Series 2008,
	LOC: Fifth Third Bank
	2.000% 07/01/28(a)	4,605,000	4,605,000
OH Mahoning County Hospital Facilities Revenue
	Forum Health Obligation Group,
	Series 2002 B,
	LOC: Fifth Third Bank
	2.950% 12/01/27(a)	8,295,000	8,295,000
OH Middleburg Heights Hospital Revenue
	Series 1997,
	LOC: Fifth Third Bank
	2.950% 08/15/22(a)	20,285,000	20,285,000
OH Middletown Hospital Facilities
	Atrium Medical Center:
	Series 2008 A,
	LOC: JPMorgan Chase & Co.
	0.700% 11/15/39(a)	14,500,000	14,500,000
	Series 2008 B,
	LOC: JPMorgan Chase & Co.
	0.700% 11/15/39(a)	15,000,000	15,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Sandusky County Hospital Facility Revenue
	Memorial Hospital,
	Series 2006,
	LOC: Fifth Third Bank
	1.780% 02/01/30(a)	17,065,000	17,065,000
OH Stark County Port Authority Revenue
	Series 2001,
	LOC: JPMorgan Chase & Co.
	1.300% 12/01/22(a)	3,440,000	3,440,000
OH Summit County Port Authority
	Summa Enterprise Group,
	Series 2006,
	LOC: Fifth Third Bank
	2.950% 11/01/36(a)	10,640,000	10,640,000
OH Toledo-Lucas County Port Authority
	Series 2008,
	LOC: Fifth Third Bank
	2.000% 06/01/28(a)	8,700,000	8,700,000
OH Warren County Economic Development Revenue
	Ralph J. Stolle Countryside,
	Series 2000,
	LOC: Fifth Third Bank
	2.500% 08/01/20(a)	1,580,000	1,580,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2005 B,
	LOC: Barclays Bank PLC
	0.850% 01/01/34(a)	7,215,000	7,215,000
OHIO TOTAL			438,505,000
OKLAHOMA — 0.2%
OK Grand River Dam Authority
	Series 2008 A,
	GTY AGMT: Citibank N.A.
	1.160% 06/01/33(a)	12,000,000	12,000,000
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	1.400% 06/01/14(a)	885,000	885,000
OK Water Resource Board
	Series 1995,
	1.650% 09/01/24	6,255,000	6,255,000
OKLAHOMA TOTAL			19,140,000
OREGON — 0.5%
OR Clackamas County Health Facility
	2.050% 02/04/09	12,000,000	12,000,000
	2.350% 01/07/09	25,000,000	25,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
	Legacy Health System,
	Series 2008 B,
	LOC: US Bank N.A.
	0.780% 06/01/37(a)	13,700,000	13,700,000
OR Salem Hospital Facility Authority
	Salem Hospital:
	Series 2008 B,
	LOC: US Bank N.A.
	1.150% 08/15/34(a)	10,000,000	10,000,000
	Series 2008 C,
	LOC: Allied Irish Bank PLC
	1.250% 08/15/36(a)	8,750,000	8,750,000
OREGON TOTAL			69,450,000
PENNSYLVANIA — 4.2%
PA Adams County Industrial Development Authority Revenue
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.950% 06/01/32(a)	9,995,000	9,995,000
	Gettysburg College,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.700% 08/15/28(a)	6,030,000	6,030,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.780% 05/01/26(a)	22,000,000	22,000,000
	University of Pittsburgh Medical Center:
	Series 2005 B-1,
	1.180% 12/01/16(b)	31,966,000	31,966,000
	Series 2005 B-2,
	1.180% 12/01/35(b)	21,116,000	21,116,000
	Series 2008 A,
	5.000% 09/01/09	6,710,000	6,869,623
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	1.030% 06/01/22(a)	2,430,000	2,430,000
PA Allegheny County
	Series 2007,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	2.150% 11/01/26(a)	4,185,000	4,185,000
PA Beaver County Industrial Development Authority
	Firstenergy Generation,
	Series 2006 B,
	LOC: Royal Bank of Scotland
	1.100% 12/01/41(a)	60,500,000	60,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Bucks County Industrial Development Authority
	Grand View Hospital:
	Series 2008 A,
	LOC: TD Bank N.A.
	0.980% 07/01/34(a)	7,000,000	7,000,000
	Series 2008 B,
	LOC: PNC Bank N.A.
	0.780% 07/01/39(a)	8,825,000	8,825,000
PA Butler County General Authority Revenue
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.930% 10/01/34(a)	5,090,000	5,090,000
PA Cambria County Industrial Development Authority
	American National Red Cross,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.750% 09/01/34(a)	4,500,000	4,500,000
PA Delaware County Industrial Development Authority
	United Parcel Service,
	Series 1985,
	0.740% 12/01/15(b)	10,000,000	10,000,000
PA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.990% 10/01/18(a)	5,200,000	5,200,000
	0.990% 08/15/30(a)	5,050,000	5,050,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.900% 03/01/24(a)	3,400,000	3,400,000
	Series 1989 H-19,
	LOC: U.S. Bank N.A.
	0.900% 03/01/24(a)	20,000,000	20,000,000
	Series 2003 E-20,
	LOC: US Bank N.A.
	0.900% 03/01/24(a)	6,000,000	6,000,000
PA Grove City Area Hospital Authority
	Grove Manor,
	Series 2005,
	LOC: Fifth Third Bank
	1.780% 12/01/29(a)	7,700,000	7,700,000
PA Harrisburg Authority
	Series 2002 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	5.530% 03/01/34(a)	100,000	100,000
PA Higher Educational Facilities Authority
	Mount Aloysuis College,
	Series 2003,
	LOC: PNC Bank N.A.
	1.030% 05/01/28(a)	5,100,000	5,100,000
	Series 2005,
	LOC: Sovereign Bank
	1.050% 11/01/36(b)	11,475,000	11,475,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Lancaster Industrial Development Authority
	United Zion Retirement Community,
	Series 2005,
	LOC: Citizens Bank of PA
	0.980% 03/01/24(a)	5,050,000	5,050,000
PA Lehigh County General Purpose Authority
	Series 2003,
	LOC: BH Finance LLC
	1.540% 07/01/18(a)	14,595,000	14,595,000
PA Philadelphia Authority for Industrial Development
	Evangelical Manor,
	Series 2008,
	LOC: Citizens Bank N.A.
	0.900% 10/01/38(a)	5,000,000	5,000,000
	Newcourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.780% 03/01/26(a)	19,495,000	19,495,000
PA Philadelphia Gas Works
	0.900% 03/12/09	61,000,000	61,000,000
PA Philadelphia School District
	Series 2008 D-1,
	LOC: PNC Bank N.A.
	0.780% 09/01/21(a)	19,910,000	19,910,000
PA Pittsburgh Urban Redevelopment Authority
	Series 2001 B,
	GIC: Trinity Funding Co. LLC
	2.074% 06/01/31(a)	8,487,000	8,487,000
	Series 2008 C-1,
	SPA: Dexia Bank
	6.350% 09/01/35(a)	9,000,000	9,000,000
	Series 2008 C-2,
	SPA: JPMorgan Chase Bank
	4.250% 09/01/35(a)	25,940,000	25,940,000
PA Quakertown General Authority Revenue
	Series 2008,
	1.650% 07/01/34(b)	22,000,000	22,000,000
PA Redevelopment Authority
	Series 2006,
	LIQ FAC: Goldman Sachs
	1.060% 12/01/26(a)	20,395,000	20,395,000
PA Southcentral General Authority
	York Hospital:
	Series 2008 B,
	LOC: Citizens Bank of PA
	0.770% 06/01/37(a)	6,200,000	6,200,000
	Series 2008 D,
	LOC: SunTrust Bank
	0.820% 06/01/35(a)	9,300,000	9,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Turnpike Commission
	Series 2008 A-1,
	SPA: JPMorgan Chase Bank
	0.800% 12/01/22(a)(c)	33,010,000	33,010,000
PA University
	Series 2007 B,
	3.150% 09/15/41(b)	9,500,000	9,500,000
PA West Cornwall Township Municipal Authority
	Lebanon Valley Brethren Home,
	Series 2006 S,
	LOC: PNC Bank N.A.
	0.900% 01/01/37(a)	4,400,000	4,400,000
PENNSYLVANIA TOTAL			537,813,623
PUERTO RICO — 1.4%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007 06,
	LOC: Branch Banking & Trust
	0.900% 07/01/32(a)	20,955,000	20,955,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.910% 07/01/28(a)	12,565,000	12,565,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	GTY AGMT: Citibank N.A.
	1.180% 09/03/09(a)	61,240,000	61,240,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local:
	1.150% 07/01/33(a)	78,875,000	78,875,000
	1.170% 08/01/42(a)	2,170,000	2,170,000
PUERTO RICO TOTAL			175,805,000
RHODE ISLAND — 0.2%
RI Health & Educational Building Corp.
	Ocean State Assisted,
	Series 2001,
	LOC: Bank of New York
	0.700% 07/01/31(a)	9,715,000	9,715,000
	Series 2008,
	LOC: Citizens N.A.
	0.700% 03/01/34(a)	16,120,000	16,120,000
RHODE ISLAND TOTAL			25,835,000
SOUTH CAROLINA — 1.8%
SC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.820% 04/30/16(a)	24,995,000	24,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
SC Berkeley County Pollution Control Facilities Revenue
	Amoco Chemical Co.
	Series 1994,
	0.950% 07/01/12(b)	1,900,000	1,900,000
SC Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	1.030% 10/01/32(a)	25,060,000	25,060,000
SC Greenville County Industrial Revenue
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	0.810% 07/01/14(a)	3,800,000	3,800,000
SC Greenville Hospital System Facilities
	Series 2008 B,
	LOC: SunTrust Bank
	0.950% 05/01/33(a)	6,500,000	6,500,000
SC Jobs Economic Development Authority
	Anderson Area YMCA,
	Series 1999,
	LOC: Branch Banking & Trust
	0.950% 11/01/24(a)	3,080,000	3,080,000
	Carealliance Health Services,
	Series 2007 A,
	5.000% 08/15/09	3,600,000	3,682,367
	Health Care Facilities Revenue:
	Baptist Ministries, Inc.,
	Series 2000,
	LOC: National Bank of South Carolina
	1.530% 07/01/20(a)	5,200,000	5,200,000
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	0.950% 02/01/22(a)	13,250,000	13,250,000
	Hospital Facilities Revenue,
	Sisters of Charity Hospitals,
	Series 2002,
	LOC: Wachovia Bank N.A.
	2.250% 11/01/32(a)	100,000	100,000
	Spartanburg YMCA,
	Series 1996,
	LOC: Branch Banking & Trust
	0.950% 06/01/18(a)	2,200,000	2,200,000
SC JPMorgan Chase Putters/Drivers Trust
	Series 2008 3253,
	LIQ FAC: JPMorgan Chase & Co.
	1.030% 01/15/10(a)	10,130,000	10,130,000
SC Public Services
	1.200% 01/14/09	7,410,000	7,410,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	1.270% 03/01/49(a)	11,440,000	11,440,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
SC Term Tender Custodial Receipts
	Series 2008 B,
	LOC: Branch Banking & Trust
	2.650% 01/15/09	28,795,000	28,802,090
SC York County
	National Rural Utilities Cooperative Financial:
	Series 2008 B2,
	SPA: National Rural Utilities Financial
	5.250% 09/15/24(a)	25,000,000	25,000,000
	Series 2008 B3,
	SPA: National Rural Utilities Financial
	5.250% 09/15/24(a)	29,400,000	29,400,000
	Series 2008,
	SPA: National Rural Utilities Financial
	5.250% 09/15/24(a)	35,000,000	35,000,000
SOUTH CAROLINA TOTAL			236,949,457
TENNESSEE — 2.6%
TN BB&T Municipal Trust
	Series 2007 2059,
	LOC: Branch Banking & Trust
	0.950% 04/01/42(a)	15,940,000	15,940,000
TN Blount County Public Building Authority
	Series 2008 E-1-A,
	LOC: SunTrust Bank
	0.900% 06/01/37(a)	24,000,000	24,000,000
	Series 2008 E-2-A,
	LOC: SunTrust Bank
	0.900% 06/01/31(a)	13,000,000	13,000,000
TN Clarksville Public Building Authority
	Series 2008,
	LOC: SunTrust Bank
	0.820% 07/01/24(a)	11,525,000	11,525,000
TN Collierville Industrial Development Board
	St. George’s High School,
	Series 2001,
	LOC: Regions Bank
	1.430% 08/01/31(a)	19,060,000	19,060,000
TN Energy Acquisition Corp.
	Series 2006,
	GTY AGMT: Goldman Sachs
	1.030% 09/01/26(a)	50,399,689	50,399,689
TN Hendersonville Industrial Development Board
	Series 2007 A,
	LOC: Fifth Third Bank
	2.500% 05/01/36(a)	7,500,000	7,500,000
TN Johnson City Health & Educational Facilities Board
	Mountain States Health Alliance,
	Series 2008 A,
	LOC: Regions Bank
	3.750% 07/01/38(a)	37,000,000	37,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Knox County First Utility District
	Series 2003,
	LOC: AmSouth Bank
	1.530% 12/01/10(a)	4,230,000	4,230,000
TN Knox County Health, Educational & Housing Facilities Board
	ParkWest Medical Center,
	Series 2006 B4,
	LOC: SunTrust Bank
	0.680% 01/01/46(a)	6,000,000	6,000,000
TN McMinn County Industrial Development Board
	Tennessee Wesleyan College,
	Series 2006,
	LOC: AmSouth Bank
	1.530% 11/01/36(a)	4,750,000	4,750,000
TN Memphis Health, Educational & Housing Facility Board
	Series 2008 36G,
	GTY AGMT: Goldman Sachs
	1.180% 08/01/48(a)	3,995,000	3,995,000
TN Metropolitan Government Nashville
	1.000% 01/14/09	15,000,000	15,000,000
	3.150% 12/04/08	15,000,000	15,000,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
	The Blakeford at Green Hills,
	Series 2005,
	LOC: Fifth Third Bank
	2.500% 07/01/16(a)	5,500,000	5,500,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
	Nashville Apartment Properties,
	Series 1995,
	LOC: AmSouth Bank
	1.100% 09/01/15(a)	2,355,000	2,355,000
TN Oak Ridge Industrial Development Board
	ORAU Foundation,
	Series 2007,
	LOC: Allied Irish Bank PLC
	1.400% 09/01/38(a)	28,000,000	28,000,000
TN SCA Tax-Exempt Trust
	Series 2005,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	2.710% 01/01/30(a)	12,190,000	12,190,000
TN Sevier County Public Building Authority
	Series 2008 VII-B-1,
	LOC: Allied Irish Bank PLC
	0.900% 06/01/32(a)	9,135,000	9,135,000
	Series 2008 VII-C-1,
	LOC: Allied Irish Bank PLC
	0.750% 06/01/30(a)	9,470,000	9,470,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Shelby County Health, Educational & Housing Facilities Board
	Gateway Willowbrook LLC,
	Series 2007 A-1,
	Guarantor: FNMA
	LIQ FAC: FNMA
	0.800% 12/15/37(a)	8,310,000	8,310,000
	Memphis University School Project,
	Series 2002,
	LOC: SunTrust Bank
	1.180% 10/01/22(a)	4,470,000	4,470,000
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	3.500% 03/01/16(a)	11,995,000	11,995,000
	St. Benedict Auburndale School,
	Series 2003,
	LOC: AmSouth Bank
	1.430% 05/01/33(a)	4,830,000	4,830,000
TN Shelby County
	Series 2006,
	0.700% 03/01/31(b)	10,500,000	10,500,000
TN Sullivan County Industrial Development Board
	Modern Forge Co.,
	Series 1990, AMT,
	LOC: Fifth Third Bank
	3.050% 07/01/10(a)	5,000,000	5,000,000
TN Williamson County Industrial Development Board
	St. Matthew Catholic Church,
	Series 2004,
	LOC: SunTrust Bank
	1.050% 07/01/24(a)	2,250,000	2,250,000
TENNESSEE TOTAL			341,404,689
TEXAS — 10.3%
TX Affordable Housing Corp.
	Multi-Family Housing Revenue,
	Series 2006,
	LOC: Branch Banking & Trust
	0.930% 03/01/32(a)	51,779,752	51,779,752
TX Ames Higher Education Facilities Corp.
	Southwest Austin Catholic School,
	Series 2003,
	LOC: Allied Irish Bank PLC
	1.010% 12/01/33(a)	5,220,000	5,220,000
TX Austin Convention Enterprises, Inc.
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	1.170% 01/01/34(a)	7,670,000	7,670,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Austin Water & Wastewater Systems Revenue
	Series 2008,
	LOC: Dexia Credit Local
	2.500% 05/15/31(a)	105,500,000	105,500,000
TX BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.910% 12/01/21(a)	14,765,000	14,765,000
	0.910% 12/15/26(a)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Series 1996,
	LOC: Northern Trust Co.
	1.180% 06/01/28(a)	10,375,000	10,375,000
TX Brazos County Health Facility Development Corp.
	Series 2005,
	GTY AGMT: Lloyds TSB Bank PLC
	1.040% 01/01/19(a)	27,175,000	27,175,000
TX Broad Of Regent A&M
	1.500% 12/04/08	20,000,000	20,000,000
TX Cypress Fairbanks Independent School District
	Series 2002,
	SPA: BNP Paribas
	1.800% 02/15/24(a)	8,150,000	8,150,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: FHLMC
	1.250% 03/01/36(a)	8,525,000	8,525,000
TX Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG,
	0.990% 08/15/29(a)(c)	35,630,000	35,630,000
	LIQ FAC: Deutsche Bank AG:
	1.090% 12/01/28(a)	2,475,000	2,475,000
	Series 2008 551:
	GTY AGMT: Deutsche Bank AG
	0.700% 11/15/25	8,800,000	8,800,000
	0.880% 11/15/25	4,300,000	4,300,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.880% 02/15/27(a)	38,070,000	38,070,000
	0.880% 02/15/28(a)	11,485,000	11,485,000
	0.880% 02/01/32(a)	16,745,000	16,745,000
	0.880% 02/15/37(a)	7,795,000	7,795,000
	0.880% 02/15/38(a)	3,525,000	3,525,000
	0.880% 03/15/38(a)	8,675,000	8,675,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Ector County Independent School District
	Series 2008 A,
	LIQ FAC: Citigroup Financial Products
	0.500% 08/15/21(a)	8,650,000	8,650,000
TX Grand Prairie Housing Finance Corp.
	General Electric Capital Corp.,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	0.850% 06/01/10(a)	11,000,000	11,000,000
	Windbridge Grand Prairie,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	0.850% 06/01/10(a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
	Series 1993,
	LOC: Bank One Texas N.A.
	1.050% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
	Good Shepherd Health System,
	Series 2004,
	LOC: KBC Bank N.V.
	1.030% 10/01/15(a)	20,115,000	20,115,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.130% 02/15/23(a)	4,915,000	4,915,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC:FNMA
	1.130% 02/15/23(a)	2,520,000	2,520,000
TX Harris County Cultural Education Facilities Finance Corp.
	Medical Center:
	Series 2008 B1,
	LOC: JPMorgan Chase Bank
	0.850% 09/01/31(a)	5,750,000	5,750,000
	Series 2008 B2,
	LOC: Compass Bank
	0.800% 09/01/31(a)	4,850,000	4,850,000
	Memorial Hermann Healthcare:
	Series 2008 D1,
	LOC: JPMorgan Chase Bank
	0.800% 06/01/29(a)	8,200,000	8,200,000
	Series 2008 D2,
	LOC: AIB Group
	0.800% 06/01/29(a)	6,000,000	6,000,000
TX Harris County Flood Control District
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.030% 10/01/14(a)(c)	2,960,000	2,960,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Health Facilities Development Corp.
	Baylor College of Medicine:
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	0.800% 11/15/47(a)	32,500,000	32,500,000
	Series 2008 A,
	LOC: Compass Bank
	0.950% 11/15/47(a)	13,100,000	13,100,000
TX Harris County
	Series 2008 A,
	LOC: Societe Generale
	0.930% 08/15/35(a)	12,640,000	12,640,000
TX Hockley County Industrial Development Corp.
	Amoco Oil Co.:
	Series 1983,
	1.700% 03/01/14(b)	31,000,000	31,000,000
	Series 1985,
	2.700% 11/01/19(b)	19,300,000	19,300,000
TX Houston Housing Finance Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.120% 05/01/33(a)	9,030,000	9,030,000
TX Houston Independent School District
	Series 1999 A,
	Guarantor: PSFG,
	Pre-refunded 02/15/09
	5.250% 02/15/17	3,150,000	3,172,590
TX Houston Water & Sewer Systems Revenue
	Series 2006,
	GTY AGMT: Dexia Credit Local
	1.160% 12/01/24(a)	9,270,000	9,270,000
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.
	1.130% 04/23/20(a)	9,990,000	9,990,000
TX Hunt Memorial Hospital District
	Presbyterian Hospital of Greenville,
	Series 1998,
	Insured: FSA,
	SPA: Chase Bank of Texas N.A.
	5.250% 08/15/17(a)	8,570,000	8,570,000
TX JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.030% 04/01/15(a)	8,050,000	8,050,000
TX Klein Independent School District
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.880% 08/01/31(a)	12,825,000	12,825,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Leander Independent School District
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.040% 08/15/32(a)	10,790,000	10,790,000
TX Lewisville Independent School District
	Series 1997,
	Pre-refunded 08/15/09,
	5.000% 08/15/18	8,500,000	8,696,195
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 2001 A,
	1.350% 11/01/29(b)	7,900,000	7,900,000
TX Municipal Gas Acquisition & Supply Corp. II
	Series 2007,
	LIQ FAC: Goldman Sachs
	1.030% 09/15/27(a)	71,665,000	71,665,000
TX North Central Health Facility Development Corp.
	Baylor Health Care System,
	Series 1995,
	Escrow to Maturity,
	6.250% 05/15/09	9,500,000	9,675,408
TX Northside Independent School District
	Series 2007 A,
	SPA: State Street Bank & Trust Co.
	3.780% 06/01/37(a)	8,000,000	8,071,913
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2007:
	1.980% 08/15/22(b)	5,875,000	5,875,000
	LIQ FAC: Merrill Lynch Capital Services
	4.900% 09/15/17(a)	13,040,000	13,040,000
	Series 2008, AMT,
	GTY AGMT: FHLMC
	1.270% 07/01/45(a)	10,345,000	10,345,000
	Series 2008,
	GTY AGMT: FHLMC
	1.270% 02/01/46(a)	12,870,000	12,870,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	1.040% 08/01/32(a)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word Project,
	Series 2001,
	LOC: Bank One N.A.
	0.900% 12/01/21(a)	6,910,000	6,910,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Southwest Higher Education Authority
	Southern Methodist University,
	Series 2006,
	SPA: Bank of New York
	0.750% 10/01/36(a)	57,849,000	57,849,000
TX State
	Series 2006,
	LIQ FAC: Bank of New York
	1.030% 10/01/14(a)	1,560,000	1,560,000
	Series 2007 A,
	LIQ FAC: Societe Generale
	0.930% 04/01/37(a)	35,000,000	35,000,000
	Series 2008:
	3.000% 08/28/09	200,000,000	201,740,839
	LIQ FAC: JPMorgan Chase Bank
	1.030% 04/01/15(a)	4,250,000	4,250,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Health Resources:
	Series 2008 A,
	0.550% 11/15/33(b)	6,500,000	6,500,000
	Series 2008 C,
	SPA: JPMorgan Chase Bank
	1.200% 11/15/33(a)	7,730,000	7,730,000
	Series 2008 F,
	SPA: Compass Bank
	0.650% 11/15/33(a)	10,775,000	10,775,000
	Series 2008 C,
	LOC: Compass Bank
	0.700% 08/15/46(a)	9,400,000	9,400,000
	VLY Baptist Medical Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.700% 09/01/30(a)	10,800,000	10,800,000
TX Transportation Commission
	Series 2008 C,
	SPA: Bank of New York
	1.100% 10/01/19(a)	7,325,000	7,325,000
TX University System Revenue Financial
	0.400% 01/20/09(c)	15,000,000	15,000,000
	0.500% 01/05/09	5,000,000	5,000,000
	0.600% 01/13/09	28,000,000	28,000,000
	0.900% 01/06/09	4,000,000	4,000,000
	1.450% 12/04/08	20,556,000	20,556,000
	2.050% 01/28/09	10,000,000	10,000,000
TX University
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.060% 07/01/35(a)(c)	3,590,000	3,590,000
	Series 2008 A,
	0.700% 07/01/37(b)	15,570,000	15,570,000
TX Water Development Board Revenue
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	1.350% 07/15/19(a)	15,571,000	15,571,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Williamson County
	Series 2001 188,
	Insured: FSA,
	LIQ FAC: JPMorgan Chase & Co.
	1.780% 02/15/21(a)	8,135,000	8,135,000
TEXAS TOTAL			1,324,047,697
UTAH — 0.8%
UT Board of Regents
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.750% 08/01/31(a)	3,100,000	3,100,000
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	Guarantor: FNMA,
	1.100% 08/15/39(a)	4,240,000	4,240,000
UT Intermountain Power Agency
	1.450% 02/12/09	16,300,000	16,300,000
	3.250% 12/11/08	63,200,000	63,200,000
UT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	1.160% 06/15/31(a)	5,210,000	5,210,000
UT St. George Industrial Development Revenue
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	1.170% 08/01/11(a)	1,000,000	1,000,000
UT Weber County Housing Authority
	Series 2001,
	Guarantor: FNMA,
	1.100% 11/01/39(a)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
	Johnson Matthey, Inc.,
	Series 1987,
	LOC: HSBC Bank USA N.A.
	0.900% 12/01/11(a)	1,000,000	1,000,000
UTAH TOTAL			96,680,000
VERMONT — 0.1%
VT Educational & Health Buildings Financing Agency
	Fletcher Allen Health Care,
	Series 2008 A,
	LOC: TD BankNorth N.A.
	0.780% 12/01/30(a)	9,115,000	9,115,000
VERMONT TOTAL			9,115,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — 2.5%
VA Albermarle County Economic Development Authority
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.900% 10/01/48(a)	9,585,000	9,585,000
VA Alexandria Industrial Development Authority
	American Society Clinical Center,
	Series 2008 B,
	LOC: SunTrust Bank
	1.180% 10/01/43(a)	15,025,000	15,025,000
VA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.820% 06/15/15(a)	37,995,000	37,995,000
VA Chesapeake Bay Bridge & Tunnel District
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.900% 05/28/21(a)	6,500,000	6,500,000
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	1.050% 01/15/41(a)	18,625,000	18,625,000
VA Chesterfield County Economic Development Authority
	Bon Secours Health Systems,
	Series 2008 C2,
	SPA: Dexia Credit Local
	3.850% 11/01/42(a)	41,965,000	41,965,000
VA Commonwealth University Health Systems Authority Revenue
	Series 2008 D,
	LOC: Branch Banking & Trust
	0.700% 07/01/37(a)	10,000,000	10,000,000
VA Hanover County Economic Development Authority
	Bon-Secours-Maria Manor,
	Series 2008 D2,
	LOC: U.S. Bank NA
	0.770% 11/01/25(a)	6,380,000	6,380,000
VA Hanover County Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust
	0.950% 07/01/29(a)	3,950,000	3,950,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006,
	LIQ FAC: FHLMC
	1.140% 02/01/26(a)	6,800,000	6,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Lynchburg Industrial Development Authority
	Centra Health, Inc.,
	Series 2004 A,
	LOC: SunTrust Bank
	0.860% 01/01/28(a)	7,575,000	7,575,000
VA Public Building Authority
	Series 2005 D,
	SPA: Dexia Credit Local
	2.500% 08/01/25(a)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.990% 10/01/36(a)	18,025,000	18,025,000
VA Richmond Industrial Development Authority
	Church Schools in The Diocese of Virginia,
	Series 2005,
	LOC: SunTrust Bank
	0.700% 05/01/35(a)	12,960,000	12,960,000
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	0.950% 12/01/33(a)	10,935,000	10,935,000
VA State
	Series 2008 B,
	4.000% 06/01/09	18,285,000	18,550,522
VA Suffolk Economic Development Authority Hospital Facilities Revenue
	Series 2008,
	LIQ FAC: Citigroup Financial Products, Inc.
	1.200% 11/01/35(a)	53,500,000	53,500,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.950% 01/01/35(a)	2,900,000	2,900,000
VIRGINIA TOTAL			317,420,522
WASHINGTON — 1.7%
WA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	LIQ FAC: Deutsche Bank AG:
	0.880% 01/01/28(a)	7,120,000	7,120,000
	0.880% 01/01/30(a)	9,915,000	9,915,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.800% 12/01/31(a)	3,390,000	3,390,000
WA Energy Northwest
	Series 2008 A,
	LIQ FAC: Citigroup Financial Products
	1.400% 07/01/18(a)	8,915,000	8,915,000
	Series 2008 F1,
	SPA: Dexia Credit Local
	2.650% 07/01/18(a)	11,415,000	11,415,000
	Series 2008 F2,
	SPA: Dexia Credit Local
	2.650% 07/01/18(a)	61,915,000	61,915,000
WA Health Care Facilities Authority
	Catholic Heatlh Initiatives,
	Series 2007 A-3,
	2.650% 12/01/36(b)	6,600,000	6,600,000
	Multicare Health System,
	Series 2007 C,
	Insured: FSA,
	SPA: U.S. Bank N.A.
	3.630% 08/15/41(a)	17,780,000	17,780,000
	Seattle Cancer Care,
	Series 2005,
	LOC: KeyBank N.A.
	1.500% 03/01/35(a)	15,800,000	15,800,000
WA Housing Finance Commission
	Seattle Art Museum,
	Series 2005,
	LOC: Allied Irish Banks PLC
	0.800% 07/01/33(a)	5,600,000	5,600,000
	Series 1988,
	LOC: Harris Trust & Savings Bank
	1.100% 01/01/10(a)	11,800,000	11,800,000
	Series 2008:
	GTY AMGT: Citigroup Financial Products
	1.140% 07/01/40(a)	18,810,000	18,810,000
	LOC: KeyBank N.A.
	1.500% 04/01/43(a)	4,000,000	4,000,000
WA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.030% 10/01/16(a)	7,505,000	7,505,000
WA King County
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.030% 01/01/16(a)	5,700,000	5,700,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	1.050% 05/01/19(a)	2,030,000	2,030,000
WA State
	Series 2000,
	Pre-refunded 07/01/09,
	5.625% 07/01/17	7,405,000	7,576,344

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.900% 12/01/29(a)	10,940,000	10,940,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.080% 01/01/33(a)	2,895,000	2,895,000
WASHINGTON TOTAL			219,706,344
WEST VIRGINIA — 0.3%
WV Brooke County Commission
	Series 2008,
	LOC: PNC Bank N.A.
	0.780% 12/01/37(a)	4,100,000	4,100,000
WV Cabell County University Facilities Revenue
	Marshall LLC,
	Series 2007 A,
	LOC: Regions Bank
	1.430% 07/01/39(a)	26,500,000	26,500,000
WV Hospital Finance Authority
	Cable Huntington Hospital,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.900% 01/01/34(a)	10,000,000	10,000,000
	West Virgina University Hospital,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.850% 06/01/41(a)	3,000,000	3,000,000
WEST VIRGINIA TOTAL			43,600,000
WISCONSIN — 1.7%
WI Appleton Industrial Development Revenue
	Appleton Center Associates,
	Series 1994,
	LOC: U.S. Bank N.A.
	1.050% 12/15/09(a)	2,305,000	2,305,000
WI Health & Educational Facilities Authority
	Aurora St. Luke’s Medical Center,
	Series 1987,
	LOC: Kredietbank N.V.
	0.900% 12/01/17(a)	25,000,000	25,000,000
	Series 2003,
	0.940% 08/15/22	24,715,000	24,715,000
WI Milwaukee
	Series 2008,
	3.000% 09/03/09	60,000,000	60,620,430
WI State
	1.680% 12/03/08	6,000,000	6,000,000
	2.000% 12/04/08	22,375,000	22,375,000
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.
	1.130% 06/15/10(a)	13,710,000	13,710,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Term Tender Custodial Receipts
	Series 2008:
	2.750% 02/02/09	45,000,000	45,000,000
	2.750% 02/02/09(e)	16,445,000	16,445,000
WI University Hospitals & Clinics
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.800% 04/01/34(a)	5,700,000	5,700,000
WISCONSIN TOTAL			221,870,430
WYOMING — 0.4%
WY Lincoln County Pollution Control Revenue
	BP Amoco PLC,
	Series 1983,
	1.650% 10/01/12(b)	15,200,000	15,200,000
	Exxon Mobil Corp.,
	Series 1985,
	0.480% 08/01/15(b)	18,800,000	18,800,000
WY Sublette County Pollution Control Revenue
	Exxon Mobil Corp.,
	Series 1984,
	0.480% 11/01/14(b)	18,000,000	18,000,000
WY Uinta County
	Pollution Control Revenue,
	BP PLC,
	Series 1998,
	1.300% 07/01/26(b)	1,900,000	1,900,000
WYOMING TOTAL			53,900,000
	Total Municipal Bonds (cost of $12,331,664,586)		12,331,664,586
Commercial Paper — 1.7%
MA State
	1.000% 03/12/09	22,000,000	22,000,000
	1.050% 02/11/09	14,000,000	14,000,000
	1.050% 02/12/09	28,500,000	28,500,000
	1.420% 01/15/09	13,500,000	13,500,000
MA Water Resources Authority
	1.000% 02/11/09	41,000,000	41,000,000
	1.050% 02/11/09(c)	1,300,000	1,300,000
TX Harris County
	1.200% 01/14/09	10,220,000	10,220,000
WI Health & Educational Facilities Authority
	0.900% 04/06/09	10,000,000	10,000,000
	1.000% 05/18/09	15,000,000	15,000,000

		Par ($)	Value ($)
Commercial Paper — (continued)
WI State
	1.000% 12/09/08	37,149,000	37,149,000
	1.100% 01/28/09	7,371,000	7,371,000
	1.250% 02/12/09	27,500,000	27,500,000

	Total Commercial Paper (cost of $227,540,000)		227,540,000

	Total Investments – 97.2% (cost of $12,559,204,586)(f)		12,559,204,586

	Other Assets & Liabilities, Net – 2.8%		355,500,533

	Net Assets – 100.0%		12,914,705,119

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant Observable Inputs	12,559,204,586	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$12,559,204,586	$—

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2008.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $352,294,319, which represents 2.7% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(f)	Cost for federal income tax purposes is $12,559,204,586.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 9.5%
U.S. GOVERNMENT OBLIGATIONS — 9.5%
U.S. Treasury Bills
	1.000% 06/04/09	250,000,000	248,715,278
	1.010% 06/04/09	750,000,000	746,107,292
	1.070% 07/30/09	950,000,000	943,195,097
	1.090% 07/02/09	140,000,000	139,097,116
	1.140% 07/02/09	450,000,000	446,964,750
	1.250% 04/29/09	450,000,000	447,671,875
	1.320% 04/29/09	400,000,000	397,814,667
	1.420% 03/26/09	100,000,000	99,546,389
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,469,112,464
	Total Government & Agency Obligations (cost of $3,469,112,464)		3,469,112,464
Repurchase Agreements — 90.5%
	Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/01/08 at 0.250%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/38, market value $2,958,000,001 (repurchase proceeds $2,900,060,417)	2,900,000,000	2,900,000,000

	Repurchase agreement with Barclays Capital, dated 11/28/08, due 12/31/08, at 0.450%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/36, market value $938,400,065 (repurchase proceeds $920,034,500)	920,000,000	920,000,000

	Repurchase agreement with Barclays Capital, dated 11/28/08, due on 12/01/08, at 0.200%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/11, market value $2,655,060,034 (repurchase proceeds $2,603,043,383)	2,603,000,000	2,603,000,000

	Repurchase agreement with BNP Paribas, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $3,369,060,054 (repurchase proceeds $3,303,068,813)	3,303,000,000	3,303,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,020,008,727 (repurchase proceeds $1,000,020,833)	1,000,000,000	1,000,000,000

1

		Par ($)	Value ($)
Repurchase Agreements (continued)
	Repurchase agreement with Deutsche Bank AG, dated 11/28/08, due 12/01/08, at 0.200%, collateralized by U.S. Treasury Obligations with various maturities to 12/31/09, market value $2,794,710,310 (repurchase proceeds $2,739,957,665)	2,739,912,000	2,739,912,000

	Repurchase agreement with Deutsche Bank AG, dated 11/28/08, due 12/01/08, at 0.230%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/38, market value $918,000,000 (repurchase proceeds $900,017,250)	900,000,000	900,000,000

	Repurchase agreement with Deutsche Bank AG, dated 11/28/08, due 12/30/08, at 0.350%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/38, market value $510,000,000 (repurchase proceeds $500,014,583)	500,000,000	500,000,000

	Repurchase agreement with Deutsche Bank AG, dated 11/28/08, due 12/10/08, at 0.450%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/26, market value $459,000,001 (repurchase proceeds $450,016,875)	450,000,000	450,000,000

	Repurchase agreement with Greenwich Capital, dated 11/28/08, due 12/01/08, at 0.200%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/16, market value $1,020,000,196 (repurchase proceeds $1,000,016,667)	1,000,000,000	1,000,000,000

	Repurchase agreement with Greenwich Capital, dated 11/28/08, due 12/18/08, at 0.350%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/17, market value $1,020,002,989 (repurchase proceeds $1,000,029,167)	1,000,000,000	1,000,000,000

	Repurchase agreement with Greenwich Capital, dated 11/28/08, due on 12/01/08, at 0.300%, collateralized by U.S. Treasury Obligations with various maturities to 07/30/09, market value $102,000,041 (repurchase proceeds $100,002,500)	100,000,000	100,000,000

Repurchase agreement with HSBC Bank USA, dated 11/28/08, due 12/01/08, at 0.200%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $5,100,004,752 (repurchase proceeds

	$5,000,083,333)	5,000,000,000	5,000,000,000

2

		Par ($)	Value ($)
Repurchase Agreements (continued)
	Repurchase agreement with JPMorgan Chase Bank, dated 11/28/08, due 12/01/08, at 0.150%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/38, market value $1,020,003,164 (repurchase proceeds $1,000,012,500)	1,000,000,000	1,000,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 11/28/08, due 12/01/08, at 0.170%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/49, market value $2,298,060,025 (repurchase proceeds $2,253,031,918)	2,253,000,000	2,253,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 11/28/08, due 12/01/08, at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 11/20/38, market value $510,000,414 (repurchase proceeds $500,008,333)	500,000,000	500,000,000

	Repurchase agreement with Merrill Lynch, dated 11/28/08, due 12/01/08, at 0.150%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/19, market value $204,005,596 (repurchase proceeds $200,002,500)	200,000,000	200,000,000

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 11/28/08, due 12/01/08, at 0.200%, collateralized by U.S. Treasury Obligations with various maturities to 04/15/29, market value $1,020,000,046 (repurchase proceeds $1,000,016,667)	1,000,000,000	1,000,000,000

	Repurchase agreement with Societe Generale, dated 11/28/08, due on 12/01/08, at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 09/15/38, market value $3,978,000,075 (repurchase proceeds $3,900,081,250)	3,900,000,000	3,900,000,000

	Repurchase agreement with UBS Warburg AG, dated 11/28/08, due 12/01/08, at 0.250%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/38, market value $1,122,003,208 (repurchase proceeds $1,100,022,917)	1,100,000,000	1,100,000,000

	Repurchase agreement with UBS Warburg AG, dated 11/28/08, due 12/19/08, at 0.300%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/34, market value $510,004.182 (repurchase proceeds $500,012,500)	500,000,000	500,000,000

	Total Repurchase Agreements (cost of $32,868,912,000)		32,868,912,000

3

Total Investments – 100.0% (cost of $36,338,024,464)(a)	$36,338,024,464

Other Assets & Liabilities, Net – 0.0%	(8,032,688)

Net Assets – 100.0%	$36,329,991,776

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant Observable Inputs	36,338,024,464	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$36,338,024,464	$—

(a)	Cost for federal income tax purposes is $36,338,024,464.

4

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2009